Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Canadian Solar Inc.
Entity Central Index Key	0001375877
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	43,242,426
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 141,968,182	$ 343,994,679
Restricted cash	422,356,794	178,270,427
Accounts receivable trade, net of allowance of $9,505,481 and $47,582,216 as of December 31, 2011 and 2012, respectively	254,906,498	292,176,439
Accounts receivable, unbilled	5,229,760	51,370,820
Amount due from a related party	9,977,177	19,835,942
Inventories	274,455,798	296,568,127
Value added tax recoverable	14,483,487	16,974,452
Advances to suppliers, net of allowance of $9,458,683 and $9,639,629 as of December 31, 2011 and 2012, respectively	28,997,522	11,309,132
Foreign currency derivative assets	1,350,657	2,726,538
Project assets	180,436,619	37,133,068
Prepaid expenses and other current assets	108,041,633	45,217,918
Total current assets	1,442,204,127	1,295,577,542
Property, plant and equipment, net	469,642,822	510,069,436
Deferred tax assets	39,082,498	23,226,772
Advances to suppliers, net of allowance of $28,665,038 and $28,905,858 as of December 31, 2011 and 2012, respectively	478,359	257,821
Prepaid land use right	18,628,710	13,805,283
Investments in affiliates	26,727,589	11,007,725
Intangible assets, net	4,327,604	8,516,234
Goodwill		2,264,847
Project assets	218,710,405
Other non-current assets	39,510,967	15,083,077
TOTAL ASSETS	2,259,313,081	1,879,808,737
Current liabilities:
Short-term borrowings	858,926,732	743,687,062
Accounts payable	230,495,398	174,429,071
Short-term notes payable	231,135,928	131,568,540
Amounts due to related parties	5,036,642	3,007,809
Other payables	104,782,551	84,675,532
Advances from customers	18,659,296	65,216,074
Foreign currency derivative liabilities	365,226
Other current liabilities	90,847,957	33,863,320
Total current liabilities	1,540,249,730	1,236,447,408
Accrued warranty costs	58,334,424	47,021,352
Convertible notes		950,301
Long-term borrowings	214,562,973	88,249,027
Liability for uncertain tax positions	14,803,732	12,300,940
Deferred tax liabilities	56,151,575
Loss contingency accruals	28,461,085	27,862,017
TOTAL LIABILITIES	1,912,563,519	1,412,831,045
Commitments and contingencies (Note 18)
Redeemable non-controlling interest	45,166,131
Equity:
Common shares-no par value: unlimited authorized shares, 43,155,767 and 43,242,426 shares issued and outstanding at December 31, 2011 and 2012, respectively	502,561,705	502,402,939
Additional paid-in capital	(38,296,275)	(53,331,445)
Accumulated deficit	(224,162,124)	(28,693,433)
Accumulated other comprehensive income	50,795,529	45,555,710
Total Canadian Solar Inc. shareholders' equity	290,898,835	465,933,771
Non-controlling interest	10,684,596	1,043,921
Total equity	301,583,431	466,977,692
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	$ 2,259,313,081	$ 1,879,808,737

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Accounts receivable trade, allowance	$ 47,582,216	$ 9,505,481
Advances to suppliers, allowance	9,639,629	9,458,683
Advances to suppliers, allowance	$ 28,905,858	$ 28,665,038
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	43,242,426	43,155,767
Common shares, shares outstanding (in shares)	43,242,426	43,155,767

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
-Non-related parties	$ 1,284,316,201	$ 1,879,247,942	$ 1,495,509,056
-Related parties	10,513,212	19,674,164
Total net revenues	1,294,829,413	1,898,922,106	1,495,509,056
Cost of Revenue
-Non-related parties	1,193,507,964	1,696,421,523	1,266,737,444
-Related parties	10,960,019	20,218,969
Total cost of revenues	1,204,467,983	1,716,640,492	1,266,737,444
Gross profit	90,361,430	182,281,614	228,771,612
Operating expenses:
Selling expenses	91,052,729	69,341,229	47,109,261
General and administrative expenses	128,826,340	86,268,786	54,519,646
Research and development expenses	12,998,122	19,838,547	6,843,216
Total operating expenses	232,877,191	175,448,562	108,472,123
Income (loss) from operations	(142,515,761)	6,833,052	120,299,489
Other income (expenses):
Interest expense	(53,304,640)	(43,843,586)	(22,164,363)
Interest income	13,359,962	8,446,647	6,935,560
Gain (loss) on change in foreign currency derivatives	(4,369,173)	(5,750,981)	1,656,928
Foreign exchange loss	(10,707,889)	(40,007,403)	(36,291,898)
Investment loss	(1,081,700)		(3,000,000)
Income (loss) before income taxes	(198,619,201)	(74,322,271)	67,435,716
Income tax (expense) benefit	5,433,410	(16,539,940)	(16,753,917)
Equity in earnings (loss) of unconsolidated investees	(1,969,306)	(41,163)	146,597
Net income (loss)	(195,155,097)	(90,903,374)	50,828,396
Less: net income (loss) attributable to non-controlling interest	313,594	(99,174)	259,477
Net income (loss) attributable to Canadian Solar Inc.	$ (195,468,691)	$ (90,804,200)	$ 50,568,919
Earnings (loss) per share-basic (in dollars per share)	$ (4.53)	$ (2.11)	$ 1.18
Shares used in computation - basic (in shares)	43,190,778	43,076,489	42,839,356
Earnings (loss) per share-diluted (in dollars per share)	$ (4.53)	$ (2.11)	$ 1.16
Shares used in computation-diluted (in shares)	43,190,778	43,076,489	43,678,208

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (195,155,097)	$ (90,903,374)	$ 50,828,396
Other comprehensive income:
Foreign currency translation adjustment	5,505,067	17,111,083	13,309,318
Comprehensive income (loss)	(189,650,030)	(73,792,291)	64,137,714
Less: comprehensive income (loss) attributable to non-controlling interest	578,842	(81,857)	228,150
Comprehensive income (loss) attributable to Canadian Solar Inc.	$ (190,228,872)	$ (73,710,434)	$ 63,909,464

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Equity (Deficits) Attribute to Canadian Solar Inc.	Common Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-Controlling Interest
Balance at Dec. 31, 2009	$ 466,001,404	$ 465,716,624	$ 500,322,431	$ (61,268,954)	$ 11,541,848	$ 15,121,299	$ 284,780
Balance (in shares) at Dec. 31, 2009			42,774,485
Increase (Decrease) in Stockholders' Equity
Net income (loss)	50,828,396	50,568,919			50,568,919		259,477
Foreign currency translation adjustment	13,309,318	13,340,645				13,340,645	(31,327)
Share-based compensation	3,876,671	3,876,671		3,876,671
Exercise of share options	823,560	823,560	823,560
Exercise of share options (in shares)			118,559
Sales of subsidiary shares to non-controlling interest	145,128						145,128
Balance at Dec. 31, 2010	534,984,477	534,326,419	501,145,991	(57,392,283)	62,110,767	28,461,944	658,058
Balance (in shares) at Dec. 31, 2010			42,893,044
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(90,903,374)	(90,804,200)			(90,804,200)		(99,174)
Foreign currency translation adjustment	17,111,083	17,093,766				17,093,766	17,317
Share-based compensation	4,060,838	4,060,838		4,060,838
Exercise of share options	1,256,948	1,256,948	1,256,948
Exercise of share options (in shares)			262,723
Paid-in capital from non-controlling interest	467,720						467,720
Balance at Dec. 31, 2011	466,977,692	465,933,771	502,402,939	(53,331,445)	(28,693,433)	45,555,710	1,043,921
Balance (in shares) at Dec. 31, 2011	43,155,767		43,155,767
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(195,155,097)	(195,468,691)			(195,468,691)		313,594
Foreign currency translation adjustment	5,505,067	5,239,819				5,239,819	265,248
Acquisition of subsidiaries	4,635,298						4,635,298
Issuance of warrant	9,849,928	9,849,928		9,849,928
Share-based compensation	5,185,242	5,185,242		5,185,242
Exercise of share options	158,766	158,766	158,766
Exercise of share options (in shares)			86,659
Paid-in capital from non-controlling interest	4,426,535						4,426,535
Balance at Dec. 31, 2012	$ 301,583,431	$ 290,898,835	$ 502,561,705	$ (38,296,275)	$ (224,162,124)	$ 50,795,529	$ 10,684,596
Balance (in shares) at Dec. 31, 2012	43,242,426		43,242,426

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (195,155,097)	$ (90,903,374)	$ 50,828,396
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	81,398,470	56,117,280	31,266,181
Loss on disposal of property, plant and equipment	1,991,098	1,223,163	194,243
(Gain) loss on change in fair value of derivatives	4,369,173	5,750,981	(1,656,928)
Investment loss	1,081,700		3,000,000
Equity in (loss) earnings of unconsolidated investees	1,969,306	41,163	(146,597)
Allowance for doubtful debts	43,611,217	23,156,857	3,046,100
Write-down of inventories	3,085,529	8,456,260	2,101,124
Provision for firm purchase commitment		10,610,410	1,562,002
Amortization of discount on debt	49,699	44,485	39,816
Share-based compensation	5,185,242	4,060,838	3,876,671
Changes in operating assets and liabilities:
Inventories	3,960,749	(28,798,943)	(103,637,355)
Accounts receivable	(6,983,739)	(103,748,565)	(5,704,039)
Amount due from related parties	9,904,520	(18,135,684)	(1,347,828)
Value added tax recoverable	2,303,949	28,508,062	(1,828,277)
Advances to suppliers	(17,898,461)	13,458,006	2,227,991
Other non-current assets	(24,406,669)	(9,257,048)	(5,826,029)
Accounts receivable, unbilled	46,425,858	(51,370,820)
Project assets	(300,679,763)	(37,133,068)
Prepaid expenses and other current assets	(70,614,891)	(2,969,210)	(6,424,395)
Accounts payable	56,238,301	52,435,834	18,096,208
Short-term notes payable	99,114,001	118,154,508	(96,011,517)
Other payables	36,910,195	20,699,554	10,979,862
Advances from customers	(46,127,125)	56,706,824	5,120,313
Amounts due to related parties	2,015,133	484,649	2,163,515
Accrued warranty costs	11,334,395	15,737,987	14,259,880
Provision for firm purchase commitment		(27,862,017)
Loss contingency accruals		27,862,017
Other current liabilities	59,188,516	(744,073)	18,875,491
Prepaid land use right	(4,760,904)	229,241	(454,803)
Liability for uncertain tax positions	2,502,791	840,611	755,414
Deferred taxes	48,851,188	(4,632,976)	(5,179,877)
Settlement of foreign currency derivatives	(2,623,318)	(8,898,838)	1,337,319
Net cash provided by (used in) operating activities	(147,758,937)	60,124,114	(58,487,119)
Investing activities:
Decrease (increase) in restricted cash	(243,137,142)	23,614,897	(987,019)
Payment to acquire subsidiaries		(6,104,823)
Investment in affiliates	(3,428,751)	(5,667,627)	(1,503,531)
Proceeds from disposal of investment	555,475		2,524,541
Purchase of property, plant and equipment	(60,481,021)	(205,419,189)	(134,314,791)
Proceeds from disposal of property, plant and equipment			291,846
Net cash used in investing activities	(306,491,439)	(193,576,742)	(133,988,954)
Financing activities:
Proceeds from short-term borrowings	791,596,176	1,808,463,199	917,514,400
Repayment of short-term borrowings	(692,071,052)	(1,721,463,494)	(695,513,690)
Proceeds from long-term borrowings	143,965,319	89,023,852	89,659,607
Sales of subsidiary shares to non-controlling interest			145,128
Capital contribution from non-controlling interest	4,426,535	467,720
Payment for repurchase of convertible notes	(1,000,000)
Proceeds from issuance of warrant	2,500,000
Proceeds from exercise of stock options	158,766	1,256,948	823,560
Net cash provided by financing activities	249,575,744	177,748,225	312,629,005
Effect of exchange rate changes	2,648,135	11,047,381	8,387,882
Net increase (decrease) in cash and cash equivalents	(202,026,497)	55,342,978	128,540,814
Cash and cash equivalents at the beginning of the year	343,994,679	288,651,701	160,110,887
Cash and cash equivalents at the end of the year	141,968,182	343,994,679	288,651,701
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	57,914,890	46,345,299	21,211,228
Income taxes paid	9,698,512	30,929,617	13,635,216
Supplemental schedule of non-cash activities:
Amounts due from disposal of subsidiaries or affiliates included in prepaid expenses and other current assets	715,934	714,182
Property, plant and equipment cost included in other payables	16,814,481	36,495,522	22,199,024
Module contribution in exchange for minority investment in associates	$ 15,874,847

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

        Canadian Solar Inc. ("CSI") was incorporated pursuant to the laws of the Province of Ontario in October 2001, and changed its jurisdiction by continuing under the Canadian federal corporate statute, the Canada Business Corporations Act, or CBCA, effective June 1, 2006.

        CSI and its subsidiaries (collectively, the "Company") are principally engaged in the design, development, manufacturing and marketing of solar power products, and the total solution business in global markets. As of December 31, 2012, major subsidiaries of CSI are included in Appendix 1.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a)
Basis of presentation

        The consolidated financial statements of the Company have been prepared in accordance with U.S. GAAP.

        The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company's ability to operate profitably, to generate cash flows from operations and to arrange adequate financing to support its working capital requirements. During the year ended December 31, 2012, the solar industry was negatively impacted by a number of factors, including excess capacity, reduction of government incentives in key solar markets, higher import tariffs and the European debt crisis. These factors contributed to declining average selling prices ("ASP") throughout the industry, including the Company's products. The Company suffered a net loss of $195,468,691 and used cash of $147,758,937 in operating activities for the year ended December 31, 2012. As of December 31, 2012, the Company had cash and cash equivalents of $141,968,182, restricted cash of $422,356,794 and bank borrowings due within one year of $858,926,732. The Company's current liabilities exceed its current assets by $98,045,603. The Company has carried out a review of its cash flow forecast for the twelve months ending December 31, 2013. Although no assurance can be given, management believes that the Company will be able to execute its current total solution business, realize forecasted module sales prices and shipments, and renew its bank borrowings in 2013. The Company also considered the steps it might take should it encounter difficulties in fully executing its total solution business and sales plans. Management believes that, in those circumstances, the Company would be able to renew substantially all its existing bank borrowings as they become due. Between January 1, 2013 and March 31, 2013, the Company renewed and drew down short-term bank borrowings of $304,583,061, of which $159,438,369 is due beyond December 31, 2013. Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Company's working capital and capital expenditures requirements and to meet its short term debt obligations and other liabilities and commitments as they become due.

(b)
Basis of consolidation

        The consolidated financial statements include the financial statements of CSI and its subsidiaries.

        The consolidated financial statements include the financial statements of CSI and its subsidiaries in which it has a controlling financial interest. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. The Company evaluates each of its interest in private companies to determine whether or not the investee is a variable interest entity ("VIE"). If the Company demonstrates it both has (i) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE, then the entity is consolidated. The Company has not consolidated any VIEs as of or during any of the periods presented. All significant intercompany balances and transactions between CSI and its subsidiaries have been eliminated in consolidation.

(c)
Use of estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company's financial statements include revenue recognition for solar power projects accounted for under the percentage of completion method, estimated sales returns, allowance for doubtful accounts receivable and advances to suppliers, valuation of inventories and provision for firm purchase commitments, provision for contingent liability, impairment of project assets, useful lives and impairment of long lived assets, accrual for warranty and the recognition of the benefit from the purchased warranty insurance, fair value of foreign exchange derivatives, provision for uncertain tax positions and tax valuation allowances and assumptions used in the computation of share-based compensation, including the associated forfeiture rates.

(d)
Cash and cash equivalents and restricted cash

        Cash and cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and have original maturities of three months or less when acquired.

        Restricted cash represents amounts held by banks, which are not available for the Company's general use, as security for issuance of letters of credit, short term notes payable, and bank borrowings. Upon maturity of the letters of credit and repayment of short term notes payable, and bank borrowings which generally occur within one year, the deposits are released by the bank and become available for general use by the Company.

(e)
Accounts receivable, unbilled

        Accounts receivable, unbilled represents revenue that has been recognized in advance of billing. The Company uses the percentage of completion method to recognize revenue from system integration projects for which the Company provides engineering, procurement and construction services ("EPC"). Under this accounting method, revenue may be recognized in advance of billing the customer, which results in the recording of accounts receivable, unbilled. Once the Company meets the billing criteria under such contract, it bills the customer and reclassifies the unbilled balance to accounts receivable, trade. Billing requirements vary by contract, but are generally structured around completion of certain construction milestones.

(f)
Allowance for doubtful receivables

        The Company began purchasing insurance from China Export & Credit Insurance Corporation ("Sinosure") since 2009 for certain of its accounts receivable, trade in order to reduce its exposure to bad debt loss. The Company provides an allowance for accounts receivable, trade using primarily a specific identification methodology. An allowance is recorded based on the likelihood of collection from the specific customer regardless whether such account is covered by Sinosure. At the time the claim is made to Sinosure, the Company records a receivable from Sinosure equal to the expected recovery up to the amount of the specific allowance. The Company had recorded a receivable from Sinosure in prepaid expenses and other current assets of $ $4,212,532, $5,337,282 and $9,515,899 as of December 31, 2010, 2011 and 2012, respectively, and a corresponding reduction in bad debt expense.

(g)
Advances to suppliers

        In order to secure a stable supply of silicon materials, the Company makes prepayments to certain suppliers based on written purchase orders detailing product, quantity and price. Such amounts are recorded in advances to suppliers in the consolidated balance sheets. Advances to suppliers expected to be utilized within twelve months as of each balance sheet date are recorded as current assets and the portion expected to be utilized after twelve months are classified as non-current assets in the consolidated balance sheets.

(h)
Inventories

        Inventories are stated at the lower of cost or market. Cost is determined by the weighted-average method. Cost is comprised of direct materials and, where applicable, direct labor costs, tolling costs and those overhead costs that have been incurred in bringing the inventories to their present location and condition.

        Adjustments are recorded to write down the cost of obsolete and excess inventory to the estimated market value based on historical and forecast demand.

        The Company outsources portions of its manufacturing process, including converting silicon into ingots, cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (silicon, ingots or wafers) to the third-party manufacturers. Such raw materials are recorded as raw materials inventory when purchased from suppliers. For those outsourcing arrangements in which title is not transferred, the Company maintains such inventory on the Company's balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturer. Upon receipt, processed inventory is reclassified to work-in-process inventory and a processing fee is paid to the third-party manufacturer. For those outsourcing arrangements, which are characterized as sales, in which title (including risk of loss) does transfer to the third-party manufacturer, the Company is constructively obligated, through raw materials sales agreements and processed inventory purchase agreements, which have been entered into simultaneously with the third-party manufacturer, to repurchase the inventory once processed. In this case, the raw material inventory remains classified as raw material inventory while in the physical possession of the third-party manufacturer and cash is received, which is classified as "advances from customers" on the balance sheet and not as revenue or deferred revenue. Cash payments for outsourcing arrangements, which require prepayment for repurchase of the processed inventory, are classified as "advances to suppliers" on the balance sheet. There is no right of offset for these arrangements and accordingly, "advances from customers" and "advances to suppliers" remain on the balance sheet until the processed inventory is repurchased.

        On occasion, the Company enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for non-performance that is sufficiently large to make performance probable. This disincentive is generally in the form of a take-or-pay provision, which requires the Company to pay for committed volumes regardless of whether the Company actually acquires the materials. The Company evaluates these agreements and records a loss, if any, on firm purchase commitments using the same lower of cost or market approach as that used to value inventory. The Company records the expected loss only as it relates to the following fiscal period, as it is unable to reasonably estimate future market prices beyond one year, in cost of revenues in the consolidated statements of operations.

(i)
Project assets

        Project assets consist primarily of direct costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power projects. A project asset is initially recorded at the actual cost. For a self-developed project asset that is initially obtained by application of feed-in-tariff ("FIT") contract and other required permits and consents, the actual cost capitalized is the amount of the expenditure incurred for the application of those contracts, permits, consents and other similar direct costs. For a project asset acquired from external parties, the initial cost is the acquisition cost which includes the consideration transferred and certain direct acquisition costs. Modules, construction expenditure and other development costs incurred in the project development process will build up the cost of project assets.

        Project assets consisted of the following at December 31, 2012:

At December 31, 2012
$
Project assets—Acquisition cost	275,423,447
Project assets—Modules cost	30,721,957
Project assets—Development cost	67,037,602
Project assets—Others	25,964,018

Total Project assets	399,147,024

Current portion	180,436,619
Non-current portion	218,710,405

        The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Company considers a number of factors, including changes in environmental, ecological, permitting, marketing price or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease. Any impairment of the project assets will be recorded as cost of sales in the consolidated financial statements.

        Project assets expected to be sold within twelve months as of each balance sheet date are recorded as current assets and project assets expected to be sold after twelve months are recorded as non-current assets in the consolidated balance sheets. The cash flows associated with the acquisition, construction, and sale of projects assets are classified as from operating activities in the consolidated statements of cash flows.

        The Company does not depreciate the project assets. If the Company has to operate the project assets by itself, the project assets will be reclassified to property, plant and equipment.

(j)
Business combination

        Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

(k)
Assets acquisition

        When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets' carrying amounts on the Company's books. If the consideration given is not in the form of cash (that is, in the form of noncash assets, liabilities incurred, or equity interests issued), measurement is based on the fair value of the assets (or net assets) acquired. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair values and does not give rise to goodwill.

(l)
Property, plant and equipment

        Property, plant and equipment is recorded at cost less accumulated depreciation. The cost of property, plant and equipment comprises its purchase price and any directly attributable costs, including interest cost capitalized during the period the asset is brought to its working condition and location for its intended use. The Company expenses repair and maintenance costs as incurred.

        Depreciation is computed on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

        Costs incurred in constructing new facilities, including progress payment, capitalized interest and other costs relating to the construction, are capitalized and transferred to property, plant and equipment on completion and depreciation commences from that time.

        For property, plant and equipment that has been placed into service, but is subsequently idled temporarily, the Company continues to record depreciation expense during the idle period. The Company adjusts the estimated useful life of the idled assets if the estimated useful life has changed.

(m)
Intangible assets

        Intangible assets primarily represent the power purchase agreement, technical know-how, and computer software purchased from third parties. Intangible assets are recorded at fair value at the time of acquisition less accumulated amortization, if applicable. Amortization is recorded according to the following table on a straight-line basis for all intangible assets:

Power purchase agreement	20 years
Technical know-how	10 years
Computer software	1-10 years
(n)
Prepaid land use right

        Prepaid land use right represents amounts paid for the Company's lease for the use right of lands located in Changshu City, Suzhou City, and Luoyang City of People's Republic of China ("PRC"). Amounts are charged to earnings ratably over the term of the lease of 50 years.

(o)
Investments in affiliates

        The Company holds equity investments in affiliates, which include minority interests in project assets that are being constructed, for which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting wherein the Company records its' proportionate share of the investees' income or loss in its consolidated financial statements.

        Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. During the years ended December 31, 2010, 2011 and 2012, the Company recorded impairment charges on its investments of $3.0 million, nil and $1.1 million, respectively.

(p)
Impairment of long-lived assets

        The Company assesses the recoverability of the carrying value of long-lived assets when an indicator of impairment has been identified. The Company reviews the long-lived assets each reporting period to assess whether impairment indicators are present. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets is grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For long-lived assets, when impairment indicators are present, the Company compares undiscounted future cash flows, including the eventual disposition of the asset group at market value, to the asset group's carrying value to determine if the asset group is recoverable. Assessments also consider changes in asset group utilization, including the temporary idling of capacity and the expected timing of placing this capacity back into production. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets. There was no impairment charge recognized for the years ended December 31, 2010, 2011 and 2012, respectively.

(q)
Interest Capitalization

        The Company capitalizes interest cost as part of the historical cost of acquiring or constructing certain assets during the period of time required to place the asset into service or sell the asset to a customer. These assets include property, plant and equipment and solar power system development and construction costs that the Company has capitalized as project assets. Interest capitalized for property, plant and equipment is depreciated over the estimated useful life of the related asset, as the qualifying asset is placed into service. The Company capitalizes interest in connection with the construction of project assets, and the interest capitalized forms part of the cost of sales when such project assets are sold and the Company has met all revenue recognition criteria. The Company capitalizes interest to the extent that expenditures to acquire, construct, or develop an asset have occurred and interest cost has been incurred. The Company ceases capitalization of interest for project assets if the Company has sold such solar power systems.

(r)
Contingencies

        Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(s)
Income taxes

        Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net tax loss carry-forwards and credits using the enacted tax rates expected to apply to taxable income in the periods in which the deferred tax liability or asset is expected to be settled or realized. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

        Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances; (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority; and (iii) noncurrent tax expense, which represents the increases and decreases in amounts related to uncertain tax positions from prior period and not settled with cash or other tax attributes. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain tax position. The Company records penalties and interest associated with the uncertain tax positions as a component of income tax expense.

(t)
Revenue recognition

        Sales of modules, solar system kits and silicon materials are recorded when products are delivered and title and risk of loss or damage has passed to the customers. A Solar system kit is a ready-to-install package consisting of solar modules produced by the Company and components, such as inverters, racking system, tracker and other accessories, supplied by third parties. The Company only recognizes revenues when prices to the seller are fixed or determinable and collectability is reasonably assured. If collectability is not reasonably assured, the Company recognizes revenue only upon collection of cash. Revenues also include reimbursements of shipping and handling costs of products sold to customers. Sales agreements typically contain the customary product warranties but do not contain any post-shipment obligations nor any return or credit provisions.

        A majority of the Company's contracts provide that products are shipped under the term of free on board ("FOB"), ex-works, or cost, insurance and freight ("CIF"). Under FOB, the Company fulfills its obligation to deliver when the goods have passed over the ship's rail at the named port of shipment. The customer has to bear all costs and risks of loss or damage to the goods from that point. Under ex-works, the Company fulfills its obligation to deliver when it has made the goods available at its premises to the customer. The customer bears all costs and risks involved in taking the goods from the Company's premises to the desired destination. Under CIF, the Company must pay the costs, marine insurance and freight necessary to bring the goods to the named port of destination but the risk of loss of or damage to the goods, as well as any additional costs due to events occurring after the time the goods have been delivered on board the vessel, is transferred to the customer when the goods pass the ship's rail in the port of shipment.

        The Company uses the percentage of completion method to recognize revenue from systems integration projects for which the Company provides EPC services under an EPC contract when the contract price is fixed or determinable. The Company uses the cost-to-cost method to measure the percentage of completion and recognize revenue based on the estimated progress to completion. The Company periodically revises its profit estimates based on changes in facts, and immediately recognizes any losses that are identified on contracts. Incurred costs include all direct material, labor, subcontractor cost, and other associated costs. The Company recognizes job material costs as incurred costs when the job materials have been permanently attached or fitted to the solar power systems as required by the engineering design. The construction periods normally extend beyond six months and less than one year.

        The Company recognizes revenue from the sale of project assets in accordance with ASC 360-20, Real Estate Sales. For these transactions, the Company has determined that the project assets, which represent the costs of constructing solar power projects, represent "integral" equipment and as such, the entire transaction is in substance the sale of real estate and subject to the revenue recognition guidance under ASC 360-20 Real Estate Sales. The Company recognizes revenue and profit using the full accrual method once the sale is consummated, the buyer's initial and continuing investments are adequate to demonstrate its commitment to pay, the receivable is not subject to any future subordination, and the Company has transferred the usual risk and rewards of ownership to the buyer. If these criteria are met and the Company executes a sales agreement prior to the delivery of the solar power project and has an original construction period of three months or longer, the Company recognizes revenue and profit under the percentage of completion method of accounting applicable to real estate sales when the Company can reasonably estimate progress towards completion. If the criteria for recognition under the full accrual method are met except that the buyer's initial and continuing investment is less than the level determined to be adequate, the Company recognizes revenue using the installment method. Under the installment method, the Company records revenue up to costs incurred and apportions each cash receipt from the buyer between cost recovered and profit in the same ratio as total cost and total profit bear to the sales value. During 2012, the Company recognized $48,900,758 of revenue using the full accrual method.

        The Company allocates revenue for transactions involving multiple-element arrangements to each unit of accounting on a relative fair value basis. The Company estimates fair value on each unit of accounting on the following basis (i) vendor-specific objective evidence of selling price, if it exists, otherwise, (ii) third-party evidence of selling price. If neither (i) nor (ii) exists, management's best estimate of the selling price for that unit of accounting is used. The Company recognizes revenue for each unit of accounting when the revenue recognition criteria have been met.

        Sales to customers are recorded net of estimated returns.

        The Company enters into toll manufacturing arrangements in which the Company receives wafers and returns finished modules. In those cases, the title of the wafers received and risk of loss remains with the seller. As a result, the Company does not recognized inventory on the balance sheet. The Company recognizes a service fee as revenue when the processed modules are delivered. During the years ended December 31, 2010, 2011 and 2012, the Company recognized nil, $24,709,792, and $7,911,733 of revenue, respectively, under toll manufacturing arrangements.

        The Company enters into buy/sell arrangements with certain raw material vendors pursuant to which the Company sells finished goods, comprising either solar cells or solar modules, in exchange for raw materials, typically silicon wafers. These arrangements are made with counterparties in the same line of business as the Company and are executed as a means of securing a consistent supply of raw materials. The transactions are recorded in revenues and cost of revenues at fair value on a gross basis. During the years ended December 31, 2010, 2011, and 2012, the Company purchased nil, $21,463,337, and nil of raw materials and sold nil, $43,883,871, nil of finished goods under these buy-and-sell arrangements, respectively.

        As of December 31, 2010, 2011 and 2012, the Company had inventories of $18.8 million, $23.2 million and $18.4 million, respectively, relating to sales to customers where revenues were not recognized because the collection of payment was not reasonably assured. The delivered product remains in inventories on consolidated balance sheets, regardless of whether title has been transferred. In such cases, the Company recognizes revenue, relieves inventories and recognizes cost of revenue when payment is collected from customers.

(u)
Shipping and handling costs

        Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to solar module sales of $23,727,467, $31,785,077 and $41,902,327, are included in selling expenses for the years ended December 31, 2010, 2011 and 2012, respectively.

(v)
Research and development

        Research and development costs are expensed when incurred and amounted to $6,843,216, $19,838,547 and $12,998,122 for the years ended December 31, 2010, 2011 and 2012, respectively.

(w)
Advertising expenses

        Advertising expenses are expensed as incurred and amounted to $5,148,215, $11,194,027 and $11,874,452 for the years ended December 31, 2010, 2011 and 2012, respectively.

(x)
Warranty cost

        Before June 2009, the Company typically sold standard solar modules and products with up to a two-year guarantee for defects in materials and workmanship and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. In June 2009, the Company increased its warranty against defects in materials and workmanship to six years. Effective August 1, 2011, the Company increased its warranty against defects in materials and workmanship to 10 years and guarantees that, for a period of 25 years the modules will maintain the following performance levels: (i) during the first year, the actual power output of the module will be no less than 97% of the labeled power output; (ii) from year 2 to year 24, the actual annual power output decline will be no more than 0.7%; and (iii) by the end of year 25, the actual power output of the module will be no less than 80% of the labeled power output. The Company has the right to repair or replace solar modules, at its option, under the terms of the warranty policy. The Company maintains warranty reserves to cover potential liabilities that could arise under these guarantees and warranties.

        In addition to the solar module warranty described above, for utility-scale solar power projects built by the Company, the Company provides a limited warranty against defects in workmanship under normal use, operation and service conditions for a period of five years following the energizing of the solar power plant. In resolving claims under both the workmanship warranty, the Company has the option of remedying through repair, refurbishment, or replacement of equipment.

        When recognizing revenue for modules, solar system kits or solar power projects, the Company accrues a liability for the estimated future costs of meeting the limited warranty obligations. Due to limited warranty claims to date, the Company accrues the estimated costs of warranties based on an assessment of its competitors' accrual history, industry-standard accelerated testing, estimates of failure rates from its quality review, and other assumptions that the Company believes to be reasonable under the circumstances. Actual warranty costs are accumulated and charged against the accrued warranty liability. To the extent that accrual warranty costs differ from the estimates, the Company will prospectively revise the accrual rate. The Company currently records a 1% warranty provision for sales of solar modules and 0.8% for sales of solar system kits and solar power projects. The warranty costs of $14,259,880, $18,347,272 and $12,516,349 are included in cost of revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

        The Company began to purchase product warranty insurance from a group of insurance companies to reduce the Company's exposure to the warranty and provide additional assurance to the Company's customers in April 2010. Under the terms of the policies, the insurance companies are obliged to reimburse the Company, subject to certain maximum claim limits and certain deductibles, for the actual product warranty costs that the Company incurs under the terms of the Company's warranty policy. The Company's customers are also beneficiaries of the policy, and would have recourse to the insurance companies in the event that the Company was unable to perform under the terms of the policy. The Company records the insurance premiums initially as prepaid expenses and amortizes them over the respective policy period, normally one year. The unamortized carrying amount is $14,719,807 and $3,061,879 as of December 31, 2011 and 2012, respectively and was included as a component of other current assets. If the Company determines that the product warranty costs to be reimbursed from the insurance companies are probable and determinable, an asset is recognized on the balance sheet. The Company reviews the recoverability of warranty insurance receivables at each period end. As of December 31, 2012, the insurance receivable amounts were $35,441,672, and were included as a component of other non-current assets.

(y)
Redeemable Non-controlling Interest

        Redeemable non-controlling interests are equity interests in common stock of consolidated subsidiaries that have redemption features that are not solely within our control. These interests are classified as temporary equity because their redemption is considered probable. These interests are measured at the greater of estimated redemption value at the end of each reporting period or the initial carrying amount of the redeemable non-controlling interests adjusted for cumulative earnings allocations.

(z)
Foreign currency translation

        The United States dollar ("U.S. dollar"), the currency in which a substantial amount of the Company's transactions are denominated, is used as the functional and reporting currency of CSI. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into the U.S. dollar at the applicable rates of exchange prevailing on the transaction date. Transaction gains and losses are recognized in the consolidated statements of operations. Gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities are not recognized in earnings, but are included as a component of other comprehensive income.

        The financial records of certain of the Company's subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi ("RMB"), Euro ("EUR"), Canadian dollar ("CAD") and Japanese Yen ("Yen"), which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the statements of comprehensive income.

(aa)

(aa) Comprehensive income

        Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included (i) net income, (ii) foreign currency translation adjustments and (iii) gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

(ab)

(ab) Foreign currency risk

        The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company's cash and cash equivalents and restricted cash denominated in RMB amounted to $296,612,028, $363,647,327 and $491,288,121 as of December 31, 2010, 2011 and 2012, respectively.

(ac)

(ac) Concentration of credit risk

        Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and advances to suppliers. All of the Company's cash and cash equivalents are held with financial institutions that Company management believes to be high credit quality.

        The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. With respect to advances to suppliers, such suppliers are primarily suppliers of raw materials and EPC services. The Company performs ongoing credit evaluations of its suppliers' financial conditions. The Company generally does not require collateral or security against advances to suppliers, however, it maintains a reserve for potential credit losses and such losses have historically been within management's expectation.

        The Company makes the prepayments without receiving collateral. Such prepayments are unsecured and expose the Company to supplier credit risk. As of December 31, 2011 and 2012, gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers are as follows:

	At December 31, 2011	At December 31, 2012
	$	$
Supplier A	—	18,999,361
Supplier B	17,408,593	17,712,192
Supplier C	10,157,248	10,182,165
Supplier D	9,517,110	9,545,172
Supplier E	7,935,350	7,954,817
Supplier F	9,430,646	1,188,507

(ad)

(ad) Fair value of derivatives and financial instruments

        The Company estimates fair value of financial assets and liabilities as the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants. The fair value measurement guidance establishes a three-level fair value hierarchy that prioritizes the inputs into the valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority, Level 1, to measurements based on unadjusted quoted prices in active markets for identical assets or liabilities and lowest priority, Level 3, to measurements based on unobservable inputs and classifies assets and liabilities with limited observable inputs or observable inputs for similar assets or liabilities as Level 2 measurement. When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use; when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

(ae)

(ae) Earnings per Share

        Basic income per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common share equivalents are excluded from the computation in loss periods, as their effects would be anti-dilutive.

(af)

(af) Share-based compensation

        The Company's share-based compensation with employees and non-employees, such as restricted shares and share options, is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The Company has made an estimate of expected forfeitures and is recognizing compensation cost only for those equity awards expected to vest.

(ag)

(ag) Recently issued accounting pronouncements

        In February 2013, the FASB issued ASU 2013-02, an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Company is in the process of evaluating the effect of adoption of this pronouncement.

        In March 2013, the FASB issued ASU 2013-05, an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon de-recognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company is in the process of evaluating the effect of adoption of this pronouncement.

        In July 2012, the FASB issued ASU 2012-02, Impairment of Indefinite-Lived Intangible Assets, an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION
ACQUISITION

3. ACQUISITION

Acquisition of Project FL3

        On January 28, 2011, Canadian Solar Solutions Inc. ("CSSI") entered into a purchase agreement with SkyPower Limited ("SkyPower"), an independent third party, to purchase 50% of the share interest of both SunE Sky GP First Light III Ltd ("FL3 GP") and SunE Sky First Light III LP ("FL3 LP"), collectively "Project FL3" to extend its business scope as a solar farm owner in Canada. FL3 GP and FL3 LP were formed to build, install and operate the Project FL3, which is a proposed solar plant in Ontario Canada. The Company paid $3,020,109 for the 50% interest in FL3 GP and FL3 LP and accounted for the investment using the equity method.

        On May 24, 2011, CSSI entered into another purchase agreement with SkyPower to acquire the remaining 50% equity interests and become the sole shareholder of both FL3 GP and FL3 LP. The Company paid $3,084,714 for such interests. The fair value of the acquired company as of May 24, 2011 approximated that of the acquired company as of January 28, 2011; therefore, no material gain or loss resulted from the step acquisition. GP's and FL3 LP's results of operations have been consolidated since May 24, 2011 and were immaterial for the year ended December 31, 2012.

Purchase price allocation

Net tangible assets acquired	$845,929
Deferred tax liabilities	(1,345,152)
Power purchase agreement	4,339,201
Goodwill	2,264,845

Total consideration	$6,104,823

        Goodwill is not deductible for tax purposes and is not amortized, but is reviewed annually for impairment. The acquired goodwill is not deductible for tax purposes.

        The fair value of the power purchase agreement, was calculated using the income approach and has an estimated useful life of 20 years. Amortization expense of $142,969 was recorded for the year ended December 31, 2011.

        On August 27, 2012, CSSI completed the sale of Project FL3 to Stonepeak Infrastructure Partners ("Stonepeak") for $48.9 million, with a profit of $6.4 million.

Acquisition of Projects 16

        On April 17, 2012, the Company entered into a purchase agreement with a group of sellers ("Seller") under which the Company acquired 97% of the common shares and non-voting tracking shares in 16 solar power projects ("Projects 16") representing approximately 190-200MW from Seller. Each of these projects was awarded a 20-year power purchase contract by the Ontario Power Authority. Fifteen of these contracts were issued under Ontario's FIT program, and one was issued as part of Ontario's Renewable Energy Standard Offer Program (or "RESOP"). The following table summarized the total consideration the Company paid as at the closing date.

Total consideration paid
Cash consideration	$186,716,547
Fair value of the issuance of warrant, net of cash received	7,774,990

$194,491,537

        The Company has allocated the total consideration between the tangible assets and project assets on the balance sheets.

        As a part of the consideration, CSI issued a warrant (the "Warrant") which entitled the Seller to acquire 9.90% of CSI's outstanding common shares. The Warrant will not be exercisable until the expiry of one (1) year from June 15, 2012 (the "Closing Date"), and will expire on the fifth (5th) anniversary of the Closing Date. The exercise price of the warrant is $5.00. The exercise price is subject to standard anti-dilution adjustments.

        The fair market value of warrants was determined on the grant date through the binomial option pricing model using the following assumptions:

As at June 15, 2012
Risk free rate	1.76%
Volatility ratio	93.50%
Dividend yield	—

        As the non-voting tracking shares issued by the solar power projects were still held by the Seller on the Closing Date, and 97% of them would be redeemable by the Company upon satisfaction of certain conditions, the non-voting tracking shares are considered puttable equity instruments with a redemption feature that is not solely within the Company's control, and accordingly presented as redeemable non-controlling interest on the consolidated balance sheets.

  Acquisition of SunEdison Projects

        On December 26, 2012, CSSI acquired 100% interest in two utility-scale solar power projects in Ontario,Canada from SunEdision Power Canada Inc. with the total consideration of $20.5 million. The Company recorded them as project assets on the consolidated balance sheets.

ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2012
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

4. ALLOWANCE FOR DOUBTFUL ACCOUNTS

        Allowance for doubtful accounts are comprised of allowances for accounts receivable, trade and advances to suppliers.

        An analysis of allowances for accounts receivable, trade for the years ended December 31, 2010, 2011 and 2012 is as follows:

	2010	2011	2012
	$	$	$
Beginning of the year	18,029,440	7,956,036	9,505,481
Allowances made (reversed) during the year	(10,082,718)	6,552,926	43,240,595
Accounts written-off against allowances	—	(5,053,538)	(5,325,908)
Foreign exchange effect	9,314	50,057	162,049

Closing balance	7,956,036	9,505,481	47,582,217

        In 2010 an allowance for doubtful accounts receivable was reversed by $10,082,718; and in 2011 and 2012, allowance for doubtful accounts receivable was accrued by $6,552,926 and $43,240,595, respectively. The significant increase in allowance during 2012 was caused by specific provision for specific identified customers, including $18.7 million allowance for doubtful accounts receivable from a Chinese company, and $15.3 million allowance for doubtful accounts receivable from other specifically identified customers after reviewing the likelihood of collection from those customers.

        An analysis of allowances for advances to suppliers for the years ended December 31, 2010, 2011 and 2012 is as follows:

	2010	2011	2012
	$	$	$
Beginning of the year	10,985,195	19,389,542	38,123,721
Allowances made during the year	10,239,858	17,728,681	370,622
Accounts written-off against allowances	(2,205,848)	—	—
Foreign exchange effect	370,337	1,005,498	51,144

Closing balance	19,389,542	38,123,721	38,545,487

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES

5. INVENTORIES

        Inventories consist of the following:

	At December 31, 2011	At December 31, 2012
	$	$
Raw materials	50,062,944	40,197,952
Work-in-process	49,157,454	16,739,907
Finished goods	197,347,729	217,517,939

	296,568,127	274,455,798

        In 2010, 2011 and 2012, inventory was written down by $2,101,124, $8,456,260 and $3,085,529, respectively, to reflect the lower of cost or market.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

        Property, plant and equipment, net consist of the following:

	At December 31, 2011	At December 31, 2012
	$	$
Buildings	150,147,460	166,300,361
Leasehold improvements	2,742,305	4,873,232
Machinery	413,079,111	422,895,433
Furniture, fixtures and equipment	26,397,638	34,611,157
Motor vehicles	2,908,260	3,023,309

	595,274,774	631,703,582
Less: Accumulated depreciation	(122,078,346)	(202,390,860)

	473,196,428	429,312,722
Construction in process	36,873,008	40,330,100

Property, plant and equipment, net	510,069,436	469,642,822

        Depreciation expense of property, plant and equipment was $30,946,035, $55,104,656 and $80,644,322 for the years ended December 31, 2010, 2011 and 2012, respectively. Construction in process represents production facilities under construction.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

        The following summarizes the Company's intangible assets:

As of December 31, 2012	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,025,861	(341,954)	683,907
Computer software	5,634,986	(1,991,289)	3,643,697

Total intangible assets, net	6,660,847	(2,333,243)	4,327,604

As of December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Acquired power purchase agreements	4,111,199	(142,969)	3,968,230
Technical know-how	1,023,354	(213,199)	810,155
Computer software	4,982,833	(1,244,984)	3,727,849

Total intangible assets, net	10,117,386	(1,601,152)	8,516,234

        Amortization expense for the years ended December 31, 2010, 2011 and 2012 were $320,146, $1,012,624 and $754,148, respectively.

        Amortization expenses of the above intangible assets is expected to be approximately $0.9 million, $0.9 million, $0.8 million, $0.6million and $0.3 million for the years ended December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

8. FAIR VALUE MEASUREMENT

        As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Company's assets or liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
As of December 31, 2012	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange option contracts	$100,837	$—	$100,837	$—
Foreign exchange forward contracts	$1,249,820	$—	$1,249,820	$—

Total Assets	$1,350,657	$—	$1,350,657	$—

Liabilities:
Foreign exchange option contracts	$—	$—	$—	$—
Foreign exchange forward contracts	$365,226	$—	$365,226	$—

Total Liabilities	$365,226	$—	$365,226	$—

	Fair Value Measurements at Reporting Date Using
As of December 31, 2011	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange option contracts	$479,333	$—	$479,333	$—
Foreign exchange forward contracts	$2,247,205	$—	$2,247,205	$—

Total Assets	$2,726,538	$—	$2,726,538	$—

        The Company's foreign currency derivative instruments relate to foreign exchange option or forward contracts involving major currencies such as Euro and USD. Since its derivative instruments are not traded on an exchange, the Company values them using valuation models. Interest rate yield curves and foreign exchange rates are the significant inputs into these valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, the fair value measurements are classified as Level 2 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

        The Company measures certain long term investments at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such asset is impaired below its recorded cost. As stated in Note 23, investment of $3 million preferred share in a privately held company was fully impaired in 2010, and investment in Nernst New Energy (Suzhou) Co. of $1.1 million was fully impaired in 2012, respectively, accordingly to the provisions of ASC 323-10. The fair value of such investments was classified as level 3 measurements as the valuation based on cash flow model involved significant unobservable inputs. The Company did not have any other assets or liabilities that were measured at fair value on a non-recurring basis subsequent to initial recognition for the years ended December 31, 2010, 2011 and 2012.

        The Company also holds financial instruments that are not recorded at fair value in the consolidated balance sheets, but whose fair value is required to be disclosed under US GAAP. The carrying value of cash and cash equivalents, trade receivables, billed and unbilled, amount due from related parties, accounts and short-term notes payable, other payables, other current liabilities, amounts due to related parties, and short-term borrowings approximate their fair values due to the short-term maturity of these instruments. Long-term bank borrowings of $214,562,973 as of December 31, 2012 approximate their fair value since these borrowings contain variable interest rates.

        Depending on the terms of the specific derivative instruments and market conditions, some of the Company's derivative instruments may be assets and others liabilities at any particular point in time.

        The Company's primary objective for holding derivative financial instruments is to manage currency risk. The recognition of gains or losses resulting from changes in fair values of those derivative instruments is based on the use of each derivative instrument and whether it qualifies for hedge accounting.

        The Company entered into certain foreign currency derivative contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign currency derivative contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency derivative contracts are recognized in the consolidated statements of operations. The Company recorded a gain (loss) on foreign currency derivative contracts of $1,656,928, $(5,750,981) and $(4,369,173) for the years ended December 31, 2010, 2011 and 2012, respectively.

        The effect of fair values of derivative instruments on the consolidated balance sheets as of December 31, 2011 and 2012 and the effect of derivative instruments on consolidated statements of operations for the years ended December 31, 2011 and 2012 are as follows:

	Fair Values of Derivatives Asset
	At December 31, 2011		At December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange option contracts	Foreign currency derivative assets	$479,333	Foreign currency derivative assets	$100,837
Foreign exchange forward contracts	Foreign currency derivative assets	$2,247,205	Foreign currency derivative assets	$1,249,820

Total derivatives		$2,726,538		$1,350,657

	Fair Values of Derivatives Liability
	At December 31, 2011		At December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange option contracts	Foreign currency derivative liabilities	$—	Foreign currency derivative liabilities	$—
Foreign exchange forward contracts	Foreign currency derivative liabilities	$—	Foreign currency derivative liabilities	$365,226

Total derivatives		$—		$365,226

		Amount of Gain (Loss) Recognized in Income on Derivatives
		Year Ended December 31
	Location of Gain (Loss) Recognized in Income on Derivatives
		2010	2011	2012
Foreign exchange option contracts	Gain on foreign currency derivatives	$6,636,821	$(6,933,	$428,340
Foreign exchange forward contracts	Gain on foreign currency derivatives	$(4,979,893)	$1,182	$(4,797,513)

Total		$1,656,928	$(5,750,981)	$(4,369,173)

INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

9. INVESTMENTS IN AFFILIATES

        Investments in affiliates consist of the following:

	At December 31,
	2011		2012
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	6,489,445	40	6,453,371	40
CSI SkyPower	—	—	2,565,075	50
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	2,625,743	10	1,834,296	10
Nernst New Energy (Suzhou) Co., Ltd.	1,337,062	50	—	—
Ningxia GD CSI New Energy Co., Ltd.	555,475	35	—	—
Others	—	—	15,874,847	21-30

	11,007,725		26,727,589

        On October 14, 2009, CSI Cells Co., Ltd. (or "SZCC") established a joint venture, Ningxia GD CSI New Energy Co., Ltd., for total cash consideration of $512,578. SZCC holds a 35% voting interest and one of the three board members is designated by SZCC and, as such, SZCC is considered to have significant influence over the investee. In March 2012, SZCC sold its interest for $555,475.

        On December 17, 2009, SZCC established a joint venture, Suzhou Gaochuangte New Energy Co., Ltd., for total cash consideration of $2,929,020. SZCC holds a 40% voting interest and one of the three board members is designated by SZCC and, as such, SZCC is considered to have significant influence over the investee. On July 4, 2011, Suzhou Gaochuangte New Energy Co., Ltd. increased its share capital, and SZCC paid $3,118,800 in proportion to its ownership percentage.

        On November 30, 2010, SZCC acquired a 50% interest in a joint venture, Nernst New Energy (Suzhou) Co., Ltd., for cash consideration of $1,503,531. The chairman of the board, who is designated by the other investor, has veto rights over all the operating and financial proposals from SZCC and, as such SZCC is not considered to have control, but does exercise significant influence, over the investee. In 2012, due to the deterioration of the investee's financial position, the Company concluded that the investment was fully impaired.

        On July 4, 2011, CSI Solar Power (China) Inc. ("SZSP") acquired a 10% interest in a joint venture, GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd, for cash consideration of $2,548,827. SZSP is able to exercise significant influence over the investee through its representative in the board.

        On May 23, 2012, the Company established a joint venture, CSI SkyPower, for cash consideration of $3,428,751. CSI holds a 50% voting interest and two of four board members are designated by CSI and, as such, CSI is considered to have significant influence over the investee.

        On September 25, 2012, CSI Project Holdco, LLC ("USPH") acquired 21% equity interests in 9 separate utility-scale solar power projects from a third party by contribution of solar modules with an aggregate book value of $2,122,225. These equity interests were recorded at the carrying value of the modules contributed.

        On September 27, 2012, USPH acquired equity interests of 30.3% and 28.3% in 2 separate utility-scale solar power projects, respectively, from a third party, by contribution of solar modules with an aggregate book value of $2,204,008. These equity interests were recorded at the carrying value of the modules contributed.

        In September, 2012, USPH also acquired 21% equity interests in 12 separate utility-scale solar power projects and 30% equity interests in 3 separate utility-scale solar power projects from a third party by contribution of solar modules with an aggregate book value of $11,548,614. These equity interests were recorded at the carrying value of the modules contributed.

        Equity in earnings (loss) of unconsolidated investees was $146,597, $(41,163) and $(1,969,306) for the years ended December 31, 2010, 2011 and 2012, respectively.

BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS
BORROWINGS

10. BORROWINGS

	At December 31, 2011	At December 31, 2012
	$	$
Bank borrowings	831,936,089	1,073,489,705

Analysis as:
Short-term	629,688,722	800,808,595
Long-term, current portion	113,998,340	17,481,257

Subtotal for short-term	743,687,062	818,289,852
Long-term, non-current portion	88,249,027	214,562,973
Borrowings from non-banking financial institutions	—	40,636,880

Analysis as:
Short-term	—	40,636,880

Total	831,936,089	1,073,489,705

        As of December 31, 2012, the Company had contractual bank credit facilities of $1,388,843,703, of which $214,562,973 has been drawn down with the due dates beyond December 31, 2013 and $706,602,827 has been drawn down with the due dates before December 31, 2013; and $467,677,902 was available for draw down upon demand. In addition, as of December 31, 2012, the Company also had non-binding bank credit facilities of $189,324,636, of which $134,720,502 has been drawn down with the due dates before December 31, 2013 and $54,604,134 was subject to banks' discretion upon request for additional drawn down.

        As of December 31, 2012, short-term borrowings of $324,748,289 and long-term borrowings of $71,593,182 were secured by property, plant and equipment with carrying amounts of $43,279,771, inventory of $31,819,267 and a prepaid land use right of $7,864,132.

a)
Short-term

        The Company's short-term borrowings consisted of the following:

	At December 31, 2011	At December 31, 2012
	$	$
Bank borrowings
Short-term borrowings secured by restricted cash	74,873,390	175,289,355
Short-term borrowings secured by inventory	15,767,880	79,548,166
Short-term borrowings guaranteed by Dr. Shawn Qu	33,328,470	66,349,563
Short-term borrowings secured by land use right and property, plant and equipment	39,295,970	231,676,935
Bank notes	—	21,825,595
Unsecured short-term borrowings	466,423,012	226,118,981
Long-term Loans due within one year
Secured by property, plant and equipment	15,870,700	13,523,188
Secured by inventory	15,600,000	—
Unsecured	82,527,640	3,958,069

Subtotal	743,687,062	818,289,852
Borrowings from non-banking financial institutions
Short-term borrowings secured by related parties	—	4,781,410
Bank notes	—	35,855,470

Subtotal	—	40,636,880

Total	743,687,062	858,926,732

        The average interest rate on short-term borrowings was 5.16% and 4.60% per annum for the years ended December 31, 2011 and 2012, respectively. The borrowings are repayable within one year.

b)
Long-term

        The Company's long-term bank borrowings consisted of the following:

	At December 31, 2011	At December 31, 2012
	$	$
Unsecured	4,761,210	142,969,791
Long-term borrowings secured by land use right and property, plant and equipment	83,487,817	71,593,182

Total	88,249,027	214,562,973

        The average interest rate on long-term borrowings was 6.70% and 6.68% per annum for the years ended December 31, 2011 and 2012, respectively.

        Future principal repayment on the long-term bank loans are as follows:

2013	17,481,257
2014	75,732,288
2015	33,232,774
2016 and after	105,597,911

Total	232,044,230
Less: future principal repayment related to long-term loan, current portion	(17,481,257)

Total long-term portion	$214,562,973

        On June 25, 2009, CSI Solar Power Inc. entered into several loan agreements with a local Chinese commercial bank for the construction of solar wafer production lines. The total credit facility under those agreements is $14,318,677, which requires repayment of $4,772,880, $4,772,880, $3,181,927 and $1,590,960 in 2011, 2012, 2013 and 2014, respectively. Interest is due quarterly in arrears. The outstanding balance as of December 31, 2012 was $4,772,887 and was guaranteed by CSI Cells Co., Ltd. The borrowing bears a floating base interest rate published by People's Bank of China for borrowings with the same maturities and does not contain any financial covenants or restrictions. On January 20, 2010, CSI Solar Power Inc. was merged into Canadian Solar Manufacturing (Changshu) Inc., and the loan was transferred to Canadian Solar Manufacturing (Changshu) Inc.

        On May 31, 2010, CSI Cells Co., Ltd. entered into a syndicated loan agreement with local Chinese commercial banks for the expansion of solar cell production capacity. The total credit facility under this agreement is $141,261,201, or an equivalent RMB amounts, with two tranches. The first tranche has a credit limit of $69,333,970, which requires repayment within one year. The second tranche has a credit limit of $71,927,231. As of December 31, 2012, CSI Cells Co., Ltd. has drawn $34,667,091, from the first tranche in RMB, and $70,169,290 from the second tranche in RMB. Both tranches bear the base interest rate published by People's Bank of China for the same maturity for RMB denominated borrowings. Interest under both tranches is due quarterly in arrears. Outstanding borrowings under this agreement were $104, 836,381 at December 31, 2012, which requires repayment of $34,667,091, $53,233,522, and $16,935,768 in 2013, 2014 and 2015 respectively. The borrowing under the agreement is guaranteed by CSI Cells Co., Ltd, Canadian Solar Manufacturing (Luoyang) Inc., and Canadian Solar Manufacturing (Changshu) Inc. The agreement does not contain any financial covenants or restrictions.

        On November 11, 2010, Canadian Solar Manufacturing (Changshu) Inc. entered into a loan agreement with a local Chinese commercial bank for the expansion of solar module production lines. The total credit facility under this agreement is $47,728,900, which requires repayments of $15,909,603, $15,909,603 and $15,909,604 in 2012, 2013 and 2014, respectively. The outstanding balance as of December 31, 2012 was $13,523,188, which was secured by the land use right and buildings of Canadian Solar Manufacturing (Changshu) Inc. and guaranteed by CSI Cells Co., Ltd. and Canadian Solar Manufacturing (Luoyang) Inc. Interest is due quarterly in arrears. The borrowing bears a floating rate equal to 95% of the base interest rate published by People's Bank of China and does not contain any financial covenants or restrictions.

        On October 29, 2011, CSI Cells Co., Ltd. entered into a syndicated loan agreement with local Chinese commercial banks. The total credit facility under this agreement is $130,458,720, or an equivalent RMB amount, with two tranches. The first tranche has a credit limit of $27,046,320, which requires repayment within one year and for working capital purpose. The second tranche has a credit limit of $103,412,400 for the expansion of solar cell production capacity of CSI Cell Co., Ltd. As of December 31, 2012, CSI Cells Co., Ltd. has drawn $13,523,188, from the first tranche in RMB, and $71,593,182 from the second tranche in RMB. Both tranches bear the base interest rate published by People's Bank of China for the same maturity for RMB denominated borrowings. Interest under both tranches is due quarterly in arrears. Outstanding borrowings under this agreement were $85,116,370 at December 31, 2012, which requires repayment of $13,523,188, $6,118,823, $6,118,823, $15,359,128 and $43,996,408 in 2013, 2014, 2015, 2016 and 2017 respectively. The borrowing under the agreement is secured by the land use right and buildings of CSI Cells Co., Ltd and are guaranteed by CSI Solar Power (China) Inc., Canadian Solar Manufacturing (Luoyang) Inc. and Canadian Solar Manufacturing (Changshu) Inc. The borrowing contains financial covenants which require that the ratio of liabilities to assets of CSI Cells Co, Ltd, shall not exceed 80%, the ratio of liabilities to assets of Canadian Solar Manufacturing (Changshu) Inc. and the Company shall not exceed 90%. As at December 31, 2012, the Company met all the requirements of the financial covenants.

        On June 26, 2012, Canadian Solar Japan K.K. entered into a loan agreement with a Japanese bank for working capital. The total credit facility under the agreement is $1,921,478, which has a maturity of 36 months, which requires the repayment of $776,142, $776,142 $369,194 in 2013, 2014 and 2015 respectively. The borrowing bears a fixed rate of 0.9% and does not contain any financial covenants or restrictions.

        On August 13, 2012, CSI entered into a loan agreement with a local Chinese bank for the acquisition of projects 16. The total credit facility under the agreement is $93,298,555, or an equivalent CAD amount, which has a maturity of 60 months. Interest is due quarterly in arrears. The outstanding balance as of December 31, 2012 was $70,064,205, which requires repayment of $14,012,841, $9,808,989, $ 21,019,262 and $ 25,223,113 in 2014, 2015, 2016 and 2017 respectively. The loan was guaranteed by CSI Solar Project 16 Inc., CSI Solar Power (China) Inc. and Canadian Solar Solutions Inc. The borrowing bears a floating interest rate equal to LIBOR+4.9%. The borrowing contains financial covenants which require that for any period ended Jun 30 and December 31 of each year, the ratio of liabilities to assets of the Company shall be no higher than 88%. As at December 31, 2012, the Company met the requirements of the financial covenants.

c)
Interest expense

        The Company capitalized interest costs incurred into the Company's property, plant and equipment or the Company's project assets as follows during the years ended December 31, 2010, 2011 and 2012:

	Years Ended December 31
	2010	2011	2012
	$	$	$
Interest capitalized—project assets	—	—	4,631,569
Interest capitalized—property, plant and equipment	1,686,262	4,099,815	670,374
Interest expense	22,164,363	43,843,586	53,304,640

Total interest incurred	23,850,625	47,943,401	58,606,583

SHORT-TERM NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
SHORT-TERM NOTES PAYABLE
SHORT-TERM NOTES PAYABLE

11. SHORT-TERM NOTES PAYABLE

        The Company enters into arrangements with banks wherein the banks issue notes to the Company's vendors, which effectively serve to extend the payment date of the associated accounts payable. Vendors may present the notes for payment to a bank, including the bank issuing the note, prior to the stated maturity date, but generally at a discount from the face amount of the note. Although the option is available, the Company's vendors rarely pursue settlement in advance of the note maturity date. Further, the Company is required to deposit restricted cash balances with the issuing bank, which are utilized to immediately repay the bank upon the banks' settlement of the notes. Given the purpose of these arrangements is to extend the payment dates of accounts payable, the Company has recorded such amounts as short-term notes payable. As payments by the bank are immediately repaid by the Company's restricted cash balances and other deposits with that same bank, the notes payable do not represent cash borrowings from the bank and, as such, the associated cash payments have been recorded by the Company as an operating activity in the consolidated statements of cash flows. As of December 31, 2011 and 2012, short-term notes payable was $131,568,540 and $231,135,928, respectively.

ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2012
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

12. ACCRUED WARRANTY COSTS

        The Company's warranty activity is summarized below:

	2010	2011	2012
	$	$	$
Beginning balance	16,899,522	31,224,906	47,021,352
Warranty provision	14,707,513	18,347,272	12,516,349
Warranty costs incurred	(382,129)	(2,550,826)	(1,203,277)

Ending balance	31,224,906	47,021,352	58,334,424

CONVERTIBLE NOTES (2007 Notes)	12 Months Ended
Dec. 31, 2012
2007 Notes
CONVERTIBLE NOTES
CONVERTIBLE NOTES

13. CONVERTIBLE NOTES

2007 Convertible Note Subscription Agreement

        On December 11, 2007, the Company signed a subscription agreement for the issuance of convertible notes of $75,000,000 (the "2007 Notes").

        The terms of the 2007 Notes are described as follows:

        Maturity date.    The 2007 Notes mature on December 15, 2017.

        Interest.    The 2007 Note holders are entitled to receive interest at 6% per annum on the principal outstanding, in semi-annually installments, payable in arrears.

        Conversion.    The initial conversion rate is 50.6073 shares per $1,000 initial principal amount, which represents an initial conversion price of approximately $19.76 per share. The 2007 Notes are convertible at any time prior to maturity. The conversion rate is subject to change for certain anti-dilution events and upon a change in control. If the holders elect to convert the 2007 Notes upon a change of control, the conversion rate will increase by a number of additional shares as determined by reference to an adjustment schedule based on the date on which the change in control becomes effective and the price paid per common share in the transaction (referred to as the "Fundamental Change Make-Whole Premium"). The Fundamental Make-Whole Premium is intended to compensate holders for the loss of time value upon early exercise.

        Redemption.    The holders may require the Company to repurchase the 2007 Notes for cash on December 24, 2012 and December 15, 2014, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. The Company may redeem the notes on or after December 24, 2012 at a redemption price equal 100% of the principal amount of the notes, plus accrued and unpaid interest, (i) in whole or in part the closing price for the common shares exceeds 130% of the conversion price for at least 20 trading days within a period of 30 consecutive trading days ending within five trading days of the notice of redemption or (ii) in whole only, if at least 95% of the initial aggregate principal amount of the 2007 Notes originally issued have been redeemed, converted or repurchased and, in each case, cancelled.

        The Company recognized both the debt and equity components associated with the 2007 Notes. The debt component was recognized at the fair value of a similar instrument that does not have an associated equity component, which initially amounted to $62,686,088. The equity component was recognized as the difference between the proceeds and the fair value of the debt component. Offering costs incurred for the issuance of the 2007 Notes amounted to $3,351,634, which were allocated to the debt and equity components in proportion to the allocation of the proceeds and were accounted for as debt issuance costs and equity issuance costs, respectively. The initial debt issuance costs amounted to $2,801,344. The debt discount (measured as the difference between the proceeds and the initial debt component plus debt issuance costs) are being amortized through interest expense over the period from December 10, 2007, the date of issuance, to December 24, 2012, the earliest redemption date, using the effective interest rate method, which was 11.4% for the years ended December 31, 2010, 2011 and 2012, respectively. Amortization expense of $39,816, $44,485 and $49,699 was recorded for the years ended December 31, 2010, 2011 and 2012, respectively. In addition, coupon interest of $60,000 was recorded for the years ended December 31, 2010, 2011 and 2012, respectively.

        On May 27, 2008, the Company offered to increase the conversion rate, based on a specified formula, to induce the holders of the 2007 Notes to convert their notes into the Company's common shares (the "Offer") on or before June 24, 2008.

        On June 27, 2008, the Company announced an increased conversion rate of 53.6061 in accordance with the terms of the Offer and issued 3,966,841 common shares in exchange for $74,000,000 in principal amount of the 2007 Notes. The induced conversion resulted in a charge to earnings of $10,170,118, which was equal to the fair value of all common shares and cash consideration transferred in the transaction in excess of the fair value of the common shares issuable pursuant to the original conversion terms. In addition, the Company recognized $2,429,524 as a gain on debt extinguishment, equal to the difference between the consideration attributed to the debt component and the sum of (a) the net carrying amount of the debt component and (b) any unamortized debt issuance costs. In addition, upon conversion, $13,766,173 in unamortized debt discount and debt issuance costs was reclassified to common shares.

        In December 2012, notes with the aggregate principal amount of $1,000,000 were redeemed according to the contractual redemption terms with no gain or loss recognized. As of December 31, 2012, no convertible notes remained outstanding.

        Details of convertible notes as of December 31, 2011 and 2012 are as follows:

	At December 31, 2011	At December 31, 2012
	$	$
Carrying amount of the equity component	156,848	—

Principal amount of the debt component	1,000,000	—
Unamortized debt discount	49,699	—

Net carrying amount of the debt component	950,301	—

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

14. RESTRICTED NET ASSETS

        As stipulated by the relevant laws and regulations applicable to China's foreign investment enterprise, the Company's PRC subsidiaries are required to make appropriations from net income as determined under accounting principles generally accepted in the PRC ("PRC GAAP") to non-distributable reserves, which include a general reserve, an enterprise expansion reserve and staff welfare and bonus reserve. The wholly-owned PRC subsidiaries are not required to make appropriations to the enterprise expansion reserve but appropriations to the general reserve are required to be made at not less than 10% of the profit after tax as determined under PRC GAAP. The board of directors determines the staff welfare and bonus reserve.

        The general reserve is used to offset future losses. The subsidiaries may, upon a resolution passed by the stockholder, convert the general reserve into capital. The staff welfare and bonus reserve is used for the collective welfare of the employee of the subsidiaries. The enterprise expansion reserve is for the expansion of the subsidiaries' operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law.

        In addition to the general reserve, the Company's PRC subsidiaries are required to obtain approval from the local PRC government prior to distributing any registered share capital. Accordingly, both the appropriations to general reserve and the registered share capital of the Company's PRC subsidiaries are considered as restricted net assets amounting to $359,922,466 as of December 31, 2012.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

15. INCOME TAXES

        The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Income (Loss) before Income Tax
Canada	18,354,204	(23,378,980)	2,616,980
Other	49,228,109	(50,984,454)	(203,205,487)

	67,582,313	(74,363,434)	(200,588,507)

Current Tax
Canada	9,563,915	8,047,733	2,447,930
Other	13,793,997	13,078,893	13,249,752

	23,357,912	21,126,626	15,697,682

Deferred Tax
Canada	(848,566)	2,577,854	1,713,862
Other	(5,755,429)	(7,164,540)	(22,844,954)

	(6,603,995)	(4,586,686)	(21,131,092)

Total Income Tax (Benefit) Expense
Canada	8,715,349	10,625,587	4,161,792
Other	8,038,568	5,914,353	(9,595,202)

	16,753,917	16,539,940	(5,433,410)

        The Company mainly operates in Canada, PRC, Japan, Germany and the United States.

Canada

        The Company was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 31%, 28.25% and 26.5% for the years ended December 31, 2010, 2011 and 2012, respectively.

        Canadian Solar Solutions Inc. was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 31%, 28.25% and 26.5% for the years ended December 31, 2010, 2011 and 2012, respectively.

        Canadian Solar Manufacturing (Ontario) Inc. was a manufacturing entity incorporated in Ontario, Canada, and is subject to both federal and Ontario provincial corporate income taxes at a rate of 26.5% and 25% for the years ended December 31, 2011 and 2012, respectively.

United States

        Canadian Solar (USA) Inc. was incorporated in Delaware, USA and is subject to federal, California, and states corporate income taxes at a rate of 39.83%, 40.03% and 35.55% for the years ended December 31, 2010, 2011 and 2012, respectively.

Japan

        Canadian Solar Japan K.K. was incorporated in Japan and is subject to Japanese corporate income taxes at a normal statutory rate of approximately 40.69% for the years ended December 31, 2010, 2011 and 2012, respectively.

Germany

        Canadian Solar EMEA GmbH was incorporated in Munich, Germany and is subject to German corporate income tax at a rate of approximately 33% for the years ended December 31, 2010, 2011 and 2012, respectively.

Hong Kong

        Canadian Solar International Ltd. ("HKSI") was incorporated in Hong Kong, China, and is subject to Hong Kong profits tax at a rate of 16.5% for the years ended December 31, 2011 and 2012, respectively.

PRC

        The other major operating subsidiaries, including CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Power (China) Inc. and Canadian Solar Manufacturing (Changshu) Inc., were governed by the PRC Enterprise Income Tax Law ("new EIT Law"), which replaced the previous Income Tax Law of PRC Concerning Foreign Investment and Foreign Enterprises and various other local income tax regulations, effective from January 1, 2008.

        Under the new EIT Law, both foreign-invested enterprises and domestic enterprises are subject to a uniform enterprise income tax rate of 25%. The new EIT Law also provides a five-year transition period for those enterprises established before the promulgation date of the new EIT Law and were entitled to preferential tax treatment under the previous tax law. Enterprises that were subject to an enterprise income tax rate lower than 25% will have the new uniform enterprise income tax rate of 25% phased in over a five-year period from the effective date of the EIT Law. Enterprises that were entitled to exemptions or reductions from the standard income tax rate for a fixed term may continue to enjoy such treatment until the fixed term expires, subject to certain limitations.

        SZCC is currently subject to a preferential enterprise income tax rate of 15% for the three years from 2012 to 2014, resulting from its HNTE status recognized in 2009 and renewed in 2012.

        Accordingly, the enterprise income tax rates applicable to the Company's major operating subsidiaries in China are summarized as follows:

Company	Applicable enterprise income tax rate under the new EIT Law
CSI Solartronics (Changshu) Co., Ltd.	25%
CSI Solar Technologies Inc.	Exempted for 2008 and 2009, and 12.5% for 2010, 2011 and 2012 (half reduction of 25%)
CSI Cells Co., Ltd.	Exempted for 2008, 12.5% for 2009, 2010 and 2011 (half reduction of 25%), and 15% for 2012, 2013 and 2014 resulting from its HNTE status
Canadian Solar Manufacturing (Luoyang) Inc.	Exempted for 2008, 12.5% for 2009, 2010 and 2011 (half reduction of 25%), and 25% for 2012 onwards
Canadian Solar Manufacturing (Changshu) Inc	Exempted for 2008 and 2009, 12.5% for 2010, 2011 and 2012 (half reduction of 25%), and 25% for 2012 onwards
CSI Solar Power (China) Inc.	25%

        The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interest and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions in the consolidated balance sheet. In accordance with its policies, the Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as a component of its income tax provision. The amount of interest and penalties accrued as of December 31, 2011 and 2012 was $2,847,899 and $3,561,524, respectively. The Company does not anticipate any significant changes to its liability for unrecognized tax positions within the next 12 months.

        The following table illustrates the movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties) for the years ended December 31, 2010, 2011 and 2012, respectively.

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Beginning balance	8,953,568	9,191,281	9,453,041
Addition for tax positions related to the current year	—	736,707	1,789,167
Addition for tax positions from prior years	342,617	—	—
Reductions for tax positions from prior years/Statute of limitations expirations	(104,904)	(474,947)	—

Ending balance	9,191,281	9,453,041	11,242,208

        The Company is subject to taxation in various jurisdictions where it operates, mainly including Canada and China. Generally, the Company's taxation years from 2005 to 2011 are open for reassessment to the Canadian tax authorities. The Company's taxation years from 2002 through 2012 are subject to examination by the Chinese tax authorities due to its permanent establishment in China.

        According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is resulted from the computational errors of the taxpayer. The statute of limitations could be extended to five years under special circumstances. Though not being clearly defined, a special circumstance would suffice where any underpayment of income taxes exceeds RMB100,000. For income tax adjustments relating to transfer pricing matters, the statute of limitations is ten years. Therefore, the Company's Chinese subsidiaries might be subject to reexamination by the Chinese tax authorities on non-transfer pricing matters for taxation years up to 2007 retrospectively, and on transfer pricing matters for taxation years up to 2002 retrospectively. There is no statute of limitations in case of tax evasion in China.

        The components of the deferred tax assets and liabilities are presented as follows:

	At December 31, 2011	At December 31, 2012
	$	$
Deferred tax assets:
Accrued warranty costs	11,591,771	9,208,666
Bad debt provision	6,231,452	12,113,049
Issuance costs	1,006,272	339,267
Inventory write-down	4,434,180	6,649,004
Depreciation difference of property, plant and equipment	10,826,169	17,920,711
Contingent liabilities	—	4,508,086
Net operating losses carry-forward	37,960,792	69,189,405
Others	2,694,473	3,158,341

Total deferred tax assets	74,745,109	123,086,529
Valuation allowance	(39,745,271)	(54,140,359)

Total deferred tax assets, net of valuation allowance	34,999,838	68,946,170

Analysis as:
Current	11,773,066	29,863,674
Non-current	23,226,772	39,082,496

	34,999,838	68,946,170

Deferred tax liabilities:
Financial derivatives assets	340,817	700,184
Acquisition of subsidiaries	1,230,740	—
Depreciation difference of property, plant and equipment	—	4,644,722
Basis difference relating to SkyPower acquisition	—	62,572,569
Others	591,555	709,052

Total deferred tax liabilities	2,163,112	68,626,527

Analysis as:
Current	2,163,112	12,474,952
Non-current	—	56,151,575

	2,163,112	68,626,527

        As of December 31, 2012, the Company has accumulated net operating losses of $252,243,949 of which $16,516,003 will expire between 2015 and 2032, and the remaining can be carried forward indefinitely.

        The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Company's experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

  •
  Tax planning strategies;

  •
  Future reversals of existing taxable temporary differences;

  •
  Further taxable income exclusive of reversing temporary differences and carry-forwards.

        The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $39,745,271 and $54,140,359 as at December 31, 2011 and 2012, respectively.

        Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes is as follows:

	Years Ended December 31,
	2010	2011	2012
Combined federal and provincial income tax rate	31%	28%	27%
Expenses not deductible for tax purpose	3%	(19)%	(1)%
Tax exemption and tax relief granted to the Company	(10)%	25%	—
Effect of different tax rate of subsidiary operations in other jurisdiction	(3)%	(3)%	(7)%
Unrecognized tax benefits	1%	(1)%	(1)%
Valuation allowance	2%	(51)%	(14)%
Exchange gain (loss)	1%	(1)%	(1)%

	25%	(22)%	3%

        The aggregate amount and per share effect of the tax holiday are as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
The aggregate dollar effect	6,781,702	18,162,641	—

Per share effect—basic	0.16	0.42	—

Per share effect—diluted	0.16	0.42	—

        In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary difference attributable to excess of financial reporting basis over tax basis in the investment in a foreign subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2012, all of the undistributed earnings of approximately $116.33 million attributable to the Company's PRC subsidiaries and affiliates are considered to be permanently reinvested and no provision for PRC withholding income tax on dividend has been made thereon accordingly.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
EARNINGS PER SHARE

16. EARNINGS PER SHARE

        The following table sets forth the computation of basic and diluted gain (loss) per share for the periods indicated:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to Canadian Solar Inc.—basic and diluted	$50, 568,919	$(90,804,200)	$(195,468,691)

Weighted average number of common shares—basic	42,839,356	43,076,489	43,190,778
Diluted share number from share options and restricted shares	838,852	—	—

Weighted average number of common shares—diluted	43,678,208	43,076,489	43,190,778

Basic earnings (loss) per share	$1.18	$(2.11)	$(4.53)

Diluted earnings (loss) per share	$1.16	$(2.11)	$(4.53)

        The following table sets forth anti-dilutive shares excluded from the computation of diluted earnings (loss) per share for the periods indicated.

	Years Ended December 31,
	2010	2011	2012
Convertible notes	50,607	50,607	—
Share options, restricted shares and restricted share units	426,716	1,871,147	4,288,008
Warrant	—	—	4,273,102

	477,323	1,921,754	8,561,110

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

17. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances:

        The amount due from related party of $9,977,177 as of December 31, 2012 is a trade receivable from the affiliate Suzhou Gaochuangte New Energy Co. Ltd ("Gaochuangte"), the Company's 40% owned affiliate, for module products sold.

        The amount due from related party of $19,835,942 as of December 31, 2011 is a trade receivable from the affiliate Suzhou Gaochuangte New Energy Co. Ltd ("Gaochuangte"), the Company's 40% owned affiliate, for module products sold.

        The amount due to related party of $5,036,642 as of December 31, 2012 consists of (i) a government award of $283,191, payable to Dr. Shawn Qu, Chairman, President, Chief Executive Officer, and major stockholder of the Company, which was initially paid to the Company, and (ii) a trade payable of $4,753,450 to Gaochuangte for the solar project construction service fees.

        The amount due to related party of $3,007,809 as of December 31, 2011 consists of (i) a government award of $282,498, payable to Dr. Shawn Qu, Chairman, President, Chief Executive Officer, and major stockholder of the Company, which was initially paid to the Company, and (ii) a trade payable of $2,725,311 to Gaochuangte for the solar project construction service fees.

Related party transactions:

Guarantees and Share Pledges

        Dr. Qu fully guaranteed a one-year RMB1,520 million and RMB1,001 million loan facilities from Chinese Commercial Banks in 2011 and 2012, respectively. Amounts drawn down from the facilities as at December 31, 2011 and 2012 were $33,328,470 and $66,349,563 respectively.

Sales and purchase contracts with affiliates

        In 2012, the Company sold solar modules to Gaochuangte in the amount of RMB66,520,343 ($10,513,212).

        In 2011, the Company sold solar modules to Gaochuangte in the amount of RMB125,948,865 ($19,674,164).

        In 2012, the Company paid RMB 12,987,653 ($2,066,288) to Gaochuangte for solar project construction services. Since the solar project is for the Company's internal use, these amounts were recorded in construction in progress.

        In 2011, the Company paid RMB16,444,130 ($2,609,798) to Gaochuangte for solar project construction services. Since the solar project is for the Company's internal use, these amounts were recorded in construction in progress.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

a)
Operating lease commitments

        The Company has operating lease agreements principally for its office properties in the PRC, Canada, Japan and USA. Such leases have remaining terms ranging from one to 104 months and are renewable upon negotiation. Rental expenses were $2,916,591, $5,444,078, and $8,618,436 for the years ended December 31, 2010, 2011 and 2012, respectively.

        Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2012 were as follows:

Year Ending December 31:	$
2013	4,691,218
2014	2,875,459
2015	1,729,320
2016	1,356,324
Thereafter	4,912,165

Total	15,564,486

b)
Property, plant and equipment purchase commitments

        As of December 31, 2012, short-term commitments for the purchase of property, plant and equipment were $3,205,562.

c)
Supply purchase commitments

        In order to secure future solar wafers supply, the Company has entered into long-term supply agreements with suppliers over the past several years. Under such agreements, the suppliers agreed to provide the Company with specified quantities of solar wafers, and the Company has made prepayments to the suppliers in accordance with the supply contracts. The prices of the supply contracts are generally subject to adjustment to reflect the prevailing market price at the transactions date.

        Total purchases under the long-term agreements were approximately $78,567,563, $190,901,780 and $143,109,363 during the years ended December 31, 2010, 2011 and 2012, respectively.

        The following is a schedule, by year, of future minimum obligation, using market prices as of December 31, 2012, under all supply agreements as of December 31, 2012:

Year Ending December 31:	$
2013	247,700,752
2014	247,700,752
2015	341,037,267

Total	836,438,771

d)
Contingencies

Deutsche Solar AG

        In 2007, the Company entered into a twelve-year wafer supply agreement with Deutsche Solar AG, under which the Company is required to purchase a contracted minimum volume of wafers at pre-determined fixed prices and in accordance with a pre-determined schedule, commencing January 1, 2009. The fixed prices may be adjusted annually at the beginning of each calendar year by Deutsche Solar AG to reflect certain changes in their material costs. The agreement also contains a take-or-pay provision, which requires the Company to pay the contracted amount regardless of whether the Company acquires the contracted annual minimum volumes. In 2009, the Company did not meet the minimum volume requirements under the agreement. Deutsche Solar AG agreed that the Company could fulfill its fiscal 2009 purchase obligation in fiscal 2010. In 2010, the Company fulfilled its 2009 purchase commitment under the agreement but did not meet the minimum purchase obligation for 2010. In 2011, the Company did not meet its purchase commitment for the year. The Company believes that the take-or-pay provisions of the agreement are void under German law and, accordingly, as of December 31, 2010 had not accrued for the full $21,143,853 that would otherwise be due under the take-or-pay provision of the agreement. Rather, the Company assumed that it would be permitted to purchase its 2010 contracted quantity, in addition to its 2011 contracted quantity, in fiscal 2011 and had included the purchase obligation for both years in its evaluation of the loss on the long-term purchase commitments. The Company recorded a loss on firm purchase commitments of $1,562,002, $10,610,419 and nil for the years ended December 31, 2010, 2011 and 2012, respectively.

        In December 2011, Deutsche Solar AG gave notice to the Company to terminate the twelve-year wafer supply agreement with immediate effect. Deutsche Solar AG justified the termination with alleged breach of the agreement by the Company. In the notice, Deutsche Solar AG also reserved its right to claim damage of Euro148.6 million in court. The agreement was terminated in 2011. As a result, the Company reclassified the accrued loss on firm purchase commitments reserve of $27,862,017 as of December 31, 2011 to loss contingency accruals. In addition, the Company made a full bad debt allowance of $17,408,593 against the balance of its advance payments to Deutsche Solar as a result of the termination of the long-term supply contract. The accrued amount of $27,862,017 represents the Company's best estimate for its loss contingency. Deutsche Solar did not specify the basis for its claimed damage of Euro 148.6 million on the notice.

LDK

        In June 2008, the Company entered into two long-term supply purchase agreements with Jiangxi LDK Solar Hi-Tech Co., Ltd., or LDK, in which the Company was required to purchase a contracted minimum volume of wafers at pre-determined fixed prices and in accordance with a pre-determined schedule. In April 2010, the Company sent notice to LDK and announced termination of these two contracts. In July 2010, the Company filed a request for arbitration against LDK with the Shanghai Branch of the China Economic & Trade Arbitration Commission. In its arbitration request, the Company asked LDK to refund the advance of $9,517,110. The first hearing was held in October 2010, during which the Company and LDK exchanged and reviewed the evidence. In October 2010, LDK counterclaimed against the Company, seeking (1) forfeiture of the $9,517,110 advance, (2) compensation of approximately RMB377,000,000 ($59,832,722) for losses due to the alleged breach of the agreements, (3) a penalty of approximately RMB15,200,000($2,412,354) and (4) arbitration expenses up to RMB4,700,000 ($745,925). The second hearing was held on March 9, 2011, during which the parties presented arguments to the arbitration commission. The arbitration commission hosted a settlement discussion between the parties on May 13, 2011. As of December 31, 2011 and 2012, the Company had provided a full allowance against the advance to LDK of $9,517,110 and $9,538,172 due to the uncertainty of recovery. In December 2012, the Company made a non-cash provision totaling $30.3 million following an arbitration award made against the Company by the Shanghai Branch of China International Economic and Trade Arbitration Commission in favor of LDK. The Company disputes the merits of the arbitration award and will take all legal means to overturn or resist the implementation of the award.

Class Action Lawsuits

        On June 1, 2010, the Company announced that it would postpone the release of its financial results for the first quarter ended March 31, 2010 and its quarterly earnings call pending the outcome of an investigation by the Audit Committee of its Board of Directors that had been launched after the Company received a subpoena from the SEC requesting documents relating to, among other things, certain sales transactions in 2009. Thereafter six class action lawsuits were filed in the United States District Court for the Southern District of New York, or the New York cases, and another class action lawsuit was filed in the United States District Court for the Northern District of California, or the California case. The New York cases were consolidated into a single action in December 2010. On January 5, 2011, the California case was dismissed by the plaintiff, who became a member of the lead plaintiff group in the New York action. On March 11, 2011, a Consolidated Complaint was filed with respect to the New York action. The Consolidated Complaint alleges generally that its financial disclosures during 2009 and early 2010 were false or misleading; asserts claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder; and names the Company, its chief executive officer and its former chief financial officer as defendants. The Company filed its motion to dismiss in May 2011, which was taken under submission by the Court in July 2011. On March 30, 2012, the Court dismissed the Consolidated Complaint with leave to amend, and the plaintiffs filed an Amended Consolidated Complaint against the same defendants on April 19, 2012. On March 28, 2013, the Court entered an order granting the Company's motion to dismiss and dismissing the Amended Consolidated Complaint with prejudice. On March 29, 2013, the Court entered judgment in the matter.

        In addition, a similar class action lawsuit was filed against the Company and certain of its executive officers in the Ontario Superior Court of Justice on August 10, 2010. The lawsuit alleges generally that its financial disclosures during 2009 and 2010 were false or misleading and brings claims under the shareholders' relief provisions of the Canada Business Corporations Act, Part XXIII.1 of the Ontario Securities Act as well as claims based on negligent misrepresentation. In December 2010, the Company filed a motion to dismiss the Ontario action on the basis that the Ontario Court has no jurisdiction over the claims and potential claims advanced by the plaintiff. The court dismissed the Company's motion on August 29, 2011. On March 30, 2012, the Ontario Court of Appeal denied the Company's appeal with regard to its jurisdictional motion. On November 29, 2012, the Supreme Court of Canada denied the Company's application for leave to appeal the order of the Ontario Court of Appeal. The Company's jurisdiction motion is therefore at an end. To proceed with the case, the plaintiff must now bring his own motions for class certification and for leave to assert the statutory cause of action under the Ontario Securities Act. These motions are scheduled for argument in the Ontario Superior Court of Justice in June 2013. The Company believes the Ontario action is without merit and it is defending it vigorously.

Countervailing and anti-dumping duties

        In October 2011, a trade action was filed with the U.S. Department of Commerce, or USDOC, and the U.S. International Trade Commission, or USITC, by the U.S. unit of SolarWorld AG and six other U.S. firms, accusing Chinese producers of crystalline silicon photovoltaic cells, or CSPV cells, whether or not incorporated into modules, of selling their products (i.e., CSPV cells or modules incorporating these cells) into the United States at less than fair value, or dumping, and of receiving countervailable subsidies from the Chinese authorities. These firms asked the U.S. government to impose anti-dumping and countervailing duties on CSPV cells imported from China. The USDOC and the USITC investigated the validity of these claims. The company was identified as one of a number of Chinese exporting producers of the subject goods to the U.S. market. The Company also has affiliate U.S. operations that import the subject goods from China.

        On October 9, 2012, the USDOC issued final affirmative determinations in the anti-dumping and countervailing duty investigations. On November 7, 2012, the USITC ruled that imports of CSPV cells had caused material injury to the U.S. CSPV industry. As a result of these rulings, the Company is required to pay cash deposits on CSPV cells imported into the U.S. from China, whether alone or incorporated into modules. The announced cash deposit rates applicable to the Company were 13.94% (anti-dumping duty) and 15.24% (countervailing duty). The actual rates at which duties will be assessed and payable may be subject to administrative review next year and may differ from the announced deposit rates. A number of parties have filed notice of their intent to challenge the rulings of the USDOC and USITC in appeals to the U.S. Court of International Trade. Decisions on those appeals are not expected until next year. During year 2012, the Company's net revenue generated from America is 19.6% of the total net revenue.

        On September 6, 2012, following a complaint lodged by SolarWorld AG and certain supporters, the European Commission initiated an anti-dumping investigation concerning imports into the European Union of CSPV modules and key components (i.e., cells and wafers) originating in China. On November 8, 2012, following a complaint lodged by the same parties, the European Commission initiated an anti-subsidy investigation on these products. In each investigation, the Company was identified as one of a number of Chinese exporting producers of these products to the EU market. The Company also has affiliate EU operations that import these products from China. During year 2012 the Company's net revenue generated from Europe is 50.1% of the total net revenue.

        The Company was not chosen as one of the "sampled" companies in these EU investigations, which were required to provide written information to the EU authorities.

        The Company requested "market economy treatment" in the anti-dumping investigation, but this request was denied. A number of other affected Chinese companies have filed an action for annulment of the decision that denied "market economy treatment".

        On March 5, 2013, the European Commission published a Regulation making all imports of CSPV modules and key components originating in or consigned from China subject to registration by EU Member State customs authorities. This registration requirement is likely to remain in effect through the pendency of the investigations. The Company filed comments contesting this registration decision and requested a hearing to express its views.

        Under the current timeline, it is expected that provisional anti-dumping duties, if any, will be announced by June 6, 2013, provisional countervailing duties, if any, will be announced by August 8, 2013 and definitive anti-dumping and countervailing duties, if any, will be announced by December 5 and 7, 2013, respectively.

        In late November 2012, India initiated an anti-dumping investigation on imported solar products from China, Taiwan, the United States and Malaysia. The scope of the Indian complaint includes thin-film and CSPV cells and modules, as well as "glass and other suitable substrates". The period of investigation is from January 1, 2011 to June 30, 2012. The Company has completed and submitted a "sampling questionnaire" and was chosen by the Indian authorities to be a sampled company. The Company is now compiling the data requested of it.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

19. SEGMENT INFORMATION

        The Company primarily operates in a single reportable business segment that includes the design, development and manufacture of solar power products.

        The following table summarizes the Company's net revenues generated from different geographic locations. The information presented below is based on the location of customer's headquarters:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Europe:
—Germany	623,375,655	795,265,303	422,038,906
—Spain	251,777,174	203,266,238	71,982,482
—Czech	102,194,745	8,421,667	8,059,076
—Italy	185,170,195	126,607,507	26,275,635
—Others	30,930,744	99,639,975	128,103,629

Europe Total	1,193,448,513	1,233,200,690	656,459,728

America:
—United States	92,707,388	192,380,838	254,096,258
—Canada	22,986,724	142,537,868	86,327,618
—Others	—	—	1,828,736

America Total	115,694,112	334,918,706	342,252,612

Asia and other regions:
—China	45,482,615	128,856,693	89,120,632
—India	—	59,809,538	22,523,243
—Japan	32,667,658	97,550,677	120,248,386
—Others	108,216,158	44,585,802	64,224,812

Asia Total	186,366,431	330,802,710	296,117,073

Total net revenues	1,495,509,056	1,898,922,106	1,294,829,413

        Substantially all of the Company's long-lived assets are located in the PRC.

        The following table summarizes the Company's revenues generated from each product:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Modules	1,400,939,585	1,683,121,020	1,132,767,404
Solar system kits	78,028,704	95,787,118	92,624,999
EPC service	—	110,992,742	658,927
Solar power projects	—	—	55,050,856
Others	16,540,767	9,021,226	13,727,227

Total net revenues	1,495,509,056	1,898,922,106	1,294,829,413

MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS
MAJOR CUSTOMERS

20. MAJOR CUSTOMERS

        Details of customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31
	2010	2011	2012
	$	$	$
Company A	164,522,394	95,557,467	45,987,216

        The accounts receivable from the three customers with the largest receivable balances represents 10%, 8% and 6% of the balance of the account at December 31, 2011, and 10%, 8% and 8% of the balance of the account at December 31, 2012, respectively.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

21. EMPLOYEE BENEFIT PLANS

        Employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The calculation of contributions for these eligible employees is based on 20% of the applicable payroll cost in 2012. The expense paid by the Company to these defined contributions schemes was $2,116,173, $3,825,278 and $5,880,203 for the years ended December 31, 2010, 2011 and 2012, respectively.

        In addition, in 2012, the Company is required by PRC law to contribute approximately 10%, 8%, 2% and 2% of applicable salaries for medical insurance benefits, housing funds, unemployment and other statutory benefits, respectively. The PRC government is directly responsible for the payment of the benefits to these employees. The amounts contributed for these benefits were $1,979,476, $4,067,355 and $6,012,889 for the years ended December 31, 2010, 2011 and 2012, respectively.

SHARE OPTIONS	12 Months Ended
Dec. 31, 2012
SHARE OPTIONS
SHARE OPTIONS

22. SHARE OPTIONS

        On May 30, 2006, the Board of Directors approved the adoption of a share incentive plan to provide additional incentives to employees, directors or external consultants. The maximum aggregate number of shares which may be issued pursuant to all awards (including options) is 2,330,000 shares, plus for awards other than incentive option shares, an annual increase to be added on the first business day of each calendar year beginning in 2007 equal to the lesser of one percent (1%) of the number of common shares outstanding as of such date, or a lesser number of common shares determined by the Board of Directors or a committee designated by the Board. In September 2010, the shareholders approved an amendment to the Plan to increase the maximum number of common shares which may be issued pursuant to all awards of options and restricted shares under the Plan to the sum of (i) 2,330,000 plus (ii) the sum of 1% of the number of outstanding common shares of the Company on the first day of each of 2007, 2008 and 2009 and 2.5% of the number of outstanding common shares of the Company outstanding on the first day of each calendar year after 2009. The share incentive plan will expire on, and no awards may be granted after, March 15, 2016. Under the terms of the share incentive plan, options are generally granted with an exercise price equal to the fair market value of the Company's ordinary shares and expire ten years from the date of grant.

Options to Employees

        As of December 31, 2012, there was $5,349,957 in total unrecognized compensation expense related to share-based compensation awards, which is expected to be recognized over a weighted-average period of 2.1 years. During the years ended December 31, 2010, 2011 and 2012, $3,641,260, $3,382,786 and $3,433,077 was recognized as compensation expense, respectively. There is no income tax benefit recognized in the income statement for the share-based compensation arrangements in 2010, 2011 and 2012.

        The Company utilizes the Binomial option-pricing model to estimate the fair value of stock options.

        The following assumptions were used to estimate the fair value of stock options granted in 2010, 2011 and 2012:

	2010	2011	2012
Risk free rate	4.25%~4.75%	2.76%~3.46%	3.15%
Volatility ratio	80%~84%	77%~79%	78.79%
Dividend yield	—	—	—
Annual exit rate	2.89%~3.36%	3.07%~4.37%	3.49%
Exercise multiple	5.00	4.40-4.70	4.40

        The Company used the market yield of USD dominated Chinese International government bonds with maturity periods that can cover the contractual life of the shares option for the risk-free rates. The Company estimated the expected volatility based on the average of historical daily annualized volatility of its own and comparable companies' stock prices. The Company's dividend policy is to retain earnings for reinvestment purpose and the Company does not intend to distribute dividends, thus the dividend yield is assumed to be zero. The Company estimated the annual exit rates based on the historical general exit rate of staff at different levels. The Company estimated the exercise multiple based on the historical exercise pattern of prior employee stock options granted by the Company.

        A summary of the option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Terms	Aggregate Intrinsic Value
		$		$
Options outstanding at January 1, 2012	2,832,550	10.59
Granted	69,900	3.03
Exercised	(64,852)	2.45
Forfeited	(231,771)	14.33

Options outstanding at December 31, 2012	2,605,827	10.25	7 years	434,885

Options vested or expected to vest at December 31, 2012	2,471,787	10.26	7 years	432,131

Options exercisable at December 31, 2012	1,734,792	10.43	6 years	410,577

        The weighted average grant-date fair value of options granted in 2010, 2011 and 2012 was $9.62, $6.50 and $2.22, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $1,786,605, $1,760,500 and $38,958, respectively.

Restricted shares to Employees

        The Company granted 333,190 and 116,500 restricted shares to employees in May 2006 and July 2006 respectively. The restricted shares were granted at nominal value and generally vest over periods from one to four years based on the specific terms of the grants. The difference between the exercise price of the restricted shares and the fair market value of the Company's ordinary shares at the date of grant resulted in total compensation cost of approximately $7.1 million that will be recognized ratably over the vesting period. During the years ended December 31, 2010, 2011 and 2012, the Company recognized $235,411, nil, and nil in compensation expense associated with these awards, respectively.

        As of December 31, 2012, there was no unrecognized share-based compensation related to unvested restricted share awards.

        The total fair value of restricted shares vested during the year ended December 31, 2010, 2011 and 2012 was $382,994, nil and nil, respectively.

Restricted shares units to Employees

        The Company granted 518,181 and 1,400,237 restricted shares units ("RSU") to employees in 2011 and 2012, respectively. The RSUs entitle the holders to receive the Company's common shares upon vesting. The RSU were granted for free and generally vest over periods from one to four years based on the specific terms of the grants. The fair market value of the Company's ordinary shares at the date of grant resulted in total compensation cost of approximately $4.6 million and $4.5 million that will be recognized ratably over the vesting period for the RSU granted in 2011 and 2012, respectively. During the year ended December 31, 2012, the Company recognized $1,752,165 in compensation expense associated with these awards.

        As of December 31, 2012, there was $6,121,559 of total unrecognized share-based compensation related to unvested restricted share units, which is expected to be recognized over a weighted-average period of 3.1 years.

        A summary of the RSU activity is as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
		$
Unvested at January 1, 2012	499,540	9.16
Granted	1,400,237	3.32
Vested	(131,069)	9.23
Forfeited	(98,177)	6.84

Unvested at December 31, 2012	1,670,531	4.40

        The total fair value of restricted shares units vested during the year ended December 31, 2012 was $1,007,340.

INVESTMENT LOSS	12 Months Ended
Dec. 31, 2012
INVESTMENT LOSS
INVESTMENT LOSS

23. INVESTMENT LOSS

        The following table summarizes the Company's investment income loss:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Impairment of long-term investment	(3,000,000)	—	(1,081,700)

        The Company owns a 50% interest in a joint venture, Nernst New Energy (Suzhou) Co., Ltd. and exercise significant influence over the investee. In 2012, due to the deterioration of the investee's financial position, the Company concluded that the $1,081,700 investment was fully impaired.

        The Company owns preferred shares of a privately held entity in an amount that is not sufficient to provide the Company with significant influence over the investee's operations. In 2010, due to the deterioration of the investee's financial position, the Company concluded that the $3,000,000 preferred share investment was fully impaired.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

        Between January 1 and March 31, 2013, the Company obtained new borrowings of $304.6 million, of which $145.2 million has due dates before December 31, 2013, and $159.4 million has due dates beyond December 31, 2013.

        Between January 1 and March 31, 2013, the Company renewed $108.6 million bank facilities with due dates beyond December 31, 2013.

APPENDIX 1 - Major Subsidiaries of CSI	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFILIATES
APPENDIX 1 - Major Subsidiaries of CSI

APPENDIX 1

Major Subsidiaries of CSI

        The following table sets forth information concerning CSI's major subsidiaries:

Subsidiary	Place and date of Incorporation	Attributable Equity Interest Held	Principal Activity
CSI Solartronics (Changshu) Co., Ltd.	PRC November 23, 2001	100%	Developing solar power project
CSI Solar Technologies Inc.	PRC August 8, 2003	100%	Research and developing solar modules
CSI Solar Manufacture Inc.	PRC January 7, 2005	100%	Production of solar modules
Canadian Solar Manufacturing (Luoyang) Inc.	PRC February 24, 2006	100%	Manufacture of solar modules, ingots and wafers
Canadian Solar Manufacturing (Changshu) Inc.	PRC August 1, 2006	100%	Production of solar modules
CSI Cells Co., Ltd.	PRC August 23, 2006	100%	Manufacture of solar cells
Canadian Solar (USA) Inc.	USA June 8, 2007	100%	Sales and marketing of modules
CSI Project Consulting GmbH	Germany May 26, 2009	70%	Developing solar power project
Canadian Solar Japan K.K.	Japan June 21, 2009	90.67%	Sales and marketing of modules
Canadian Solar Solutions Inc.	Canada June 22, 2009	100%	Developing solar power project
CSI Solar Power (China) Inc.	PRC July 7, 2009	100%	Investment holding
Canadian Solar EMEA GmbH	Germany August 21, 2009	100%	Sales and marketing of modules
Canadian Solar Manufacturing (Ontario) Inc.	Canada June 30, 2010	100%	Production of solar modules
Canadian Solar (Australia) Pty., Ltd.	Australia February 3, 2011	100%	Sales and marketing of modules
Canadian Solar International Ltd.	Hong Kong March 25, 2011	100%	Sales and marketing of modules
Canadian Solar O&M (Ontario) Inc.	Canada May 10, 2011	100%	Developing solar power project
CSI Project Holdco, LLC	USA July 27, 2011	100%	Developing solar power project
CSI-Cenergy Holdings, LLC	USA July 27, 2011	62.5%	Developing solar power project
Suzhou Sanysolar Materials Technology Co., Ltd.	PRC August 17, 2011	80%	Production of solar module materials
Canadian Solar South East Asia Pte., Ltd.	Singapore September 19, 2011	100%	Sales and marketing of modules
CSI Project Holdco, LLC	USA November 23, 2011	100%	Developing solar power project
Canadian Solar Manufacturing (Suzhou) Inc.	PRC February 13, 2012	61%	Manufacture of solar modules, cells
Canadian Solar South Africa Pty., Ltd.	South Africa June 22,2012	100%	Sales and marketing modules
Canadian Solar Brasil Servicos De Consultoria EM Energia Solar Ltda.	Brazil November 14, 2012	100%	Consulting services in energy solutions, certification and importation of photovoltaic modules
Canadian Solar Middle East Limited	United Arab Emirates December 10, 2012	100%	Energy generation and distribution

FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2012
FINANCIAL STATEMENTS SCHEDULE I
FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CANADIAN SOLAR INC.

        Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.'s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2012 of $359,922,466, exceeded the 25% threshold.

        These financial statements have been prepared in conformity with accounting principles generally accepted in the United States except that the equity method has been used to account for investments in subsidiaries.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31, 2011	December 31, 2012
	(In U.S. dollars, except share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	7,924,686	11,247,306
Restricted cash	5,731,365	—
Accounts receivable, net of allowance for doubtful accounts of $871,385 and $8,946,661 at December 31, 2011 and 2012, respectively	9,325,500	2,567,756
Inventories	12,824,582	2,984,075
Amounts due from related parties	85,731,327	214,254,589
Deferred tax assets	1,279,033	—
Prepaid expenses and other current assets	3,011,995	10,552,409

Total current assets	125,828,488	241,606,135
Investment in subsidiaries	399,437,561	209,194,706
Deferred tax assets	9,708,590	5,269,609
Amount due from related parties	150,000,000	150,000,000
Other non-current assets	14,972,773	35,356,421

TOTAL ASSETS	699,947,412	641,426,871

LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	—	68,000,000
Accounts payable	4,025	4,104
Amounts due to related parties	177,769,708	159,471,359
Other current liabilities	11,323,481	6,616,028

Total current liabilities	189,097,214	234,091,491
Accrued warranty costs	32,401,893	32,833,031
Convertible notes	950,301	—
Long-term borrowings	—	70,063,488
Liability for uncertain tax positions	11,564,233	13,540,026

TOTAL LIABILITIES	234,013,641	350,528,036

Equity:
Common shares — no par value: unlimited authorized shares, 43,155,767 and 43,242,426 shares issued and outstanding at December 31, 2011 and 2012, respectively	502,402,939	502,561,705
Additional paid-in capital	(53,331,445)	(38,296,275)
Accumulated deficit	(28,693,433)	(224,162,124)
Accumulated other comprehensive income	45,555,710	50,795,529

Total equity	465,933,771	290,898,835

TOTAL LIABILITIES AND EQUITY	699,947,412	641,426,871

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31
	2010	2011	2012
	(In U.S. dollars, except share and per share data)
Net revenues	1,248,400,119	829,016,524	111,414,327
Cost of revenues	1,201,713,356	792,643,306	80,190,744

Gross profit	46,686,763	36,373,218	31,223,583

Operating expenses:
Selling expenses	10,057,347	10,411,256	3,649,131
General and administrative expenses	13,355,609	13,461,891	11,955,578
Research and development expenses	792,509	1,255,945	764,145

Total operating expenses	24,205,465	25,129,092	16,368,854

Profit from operations	22,481,298	11,244,126	14,854,729
Other income (expenses):
Interest expense	(296,678)	(267,979)	(255,502)
Interest income	933,372	474,886	1,559,207
Investment loss	(3,000,000)	—	—
Foreign exchange gain (loss)	830,602	3,261,933	(622,816)

Profit before income taxes and equity in earnings of subsidiaries	20,948,594	14,712,966	15,535,618
Income tax expense	(9,956,513)	(6,742,827)	(7,441,590)
Equity in earnings (loss) of subsidiaries	39,576,838	(98,774,339)	(203,562,719)

Net Income (loss)	50,568,919	(90,804,200)	(195,468,691)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Year ended December 31,
	2010	2011	2012
	(Amounts expressed in U.S. dollars)
Net income (loss)	50,568,919	(90,804,200)	(195,468,691)
Other comprehensive income:
Foreign currency translation adjustment	13,340,545	17,093,766	5,239,819

Comprehensive income (loss) attributable to Canadian Solar Inc.	63,909,464	(73,710,434)	(190,228,872)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2010	2011	2012
	(In U.S. dollars)
Operating activities:
Net Income (loss)	50,568,919	(90,804,200)	(195,468,691)
Depreciation and amortization	5,888	5,864	6,950
Allowance for doubtful debts	(7,327,386)	5,829,275	8,369,187
Investment loss	3,000,000	—	—
Amortization of discount on debt	39,816	44,485	49,699
Equity in earnings (loss) of subsidiaries	(39,576,838)	98,774,339	203,562,719
Share-based compensation	3,876,671	4,060,838	5,185,242
Changes in operating assets and liabilities:
Inventories	2,140,423	17,598,617	9,840,507
Accounts receivable	37,753,416	99,826,223	(1,317,532)
Amounts due from related parties	(16,299,621)	(126,832,013)	(121,173,334)
Advances to suppliers	2,752,935	11,973,762	(293,911)
Other current assets	(4,195,539)	6,399,566	(7,540,414)
Other non-current assets	(5,786,798)	(9,177,091)	(20,387,009)
Accounts payable	3,937,109	(10,083,933)	79
Advances from customers	130,350	(216,370)	(452,417)
Amounts due to related parties	(23,827,298)	17,530,108	(18,298,349)
Accrued warranty costs	11,874,837	5,416,935	431,138
Other current liabilities	10,848,840	(9,034,605)	(4,255,036)
Liability for uncertain tax positions	755,415	103,902	1,975,793
Deferred taxes	392,598	384,345	5,718,014

Net cash provided by (used in) operating activities	31,063,737	21,800,047	(134,047,365)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2010	2011	2012
	(In U.S. dollars)
Investing activities:
Decrease (increase) in restricted cash	(31,476,334)	25,894,969	5,731,365
Investment in subsidiaries	(45,851,545)	(75,955,691)	(13,319,864)
Purchases of property, plant and equipment	(1,172)	—	(3,589)

Net cash used in investing activities	(77,329,051)	(50,060,722)	(7,592,088)

Financing activities:
Proceeds from short-term borrowings	—	—	68,000,000
Proceeds from long-term borrowings	—	—	70,063,488
Payment for repurchase of convertible notes	—	—	(1,000,000)
Proceeds from issuance of warrants	—	—	2,500,000
Proceeds from exercise of stock options	823,560	1,256,948	158,766

Net cash provided by financing activities	823,560	1,256,948	139,722,254

Effect of exchange rate changes	13,340,647	17,093,770	5,239,819

Net increase (decrease) in cash and cash equivalents	(32,101,107)	(9,909,957)	3,322,620
Cash and cash equivalents at the beginning of the year	49,935,750	17,834,643	7,924,686

Cash and cash equivalents at the end of the year	17,834,643	7,924,686	11,247,306

Supplemental disclosure of cash flow information:
Interest paid	296,678	223,495	255,502
Income taxes paid	5,204,641	13,575,821	290,813

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation
(a)
Basis of presentation

        The consolidated financial statements of the Company have been prepared in accordance with U.S. GAAP.

        The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company's ability to operate profitably, to generate cash flows from operations and to arrange adequate financing to support its working capital requirements. During the year ended December 31, 2012, the solar industry was negatively impacted by a number of factors, including excess capacity, reduction of government incentives in key solar markets, higher import tariffs and the European debt crisis. These factors contributed to declining average selling prices ("ASP") throughout the industry, including the Company's products. The Company suffered a net loss of $195,468,691 and used cash of $147,758,937 in operating activities for the year ended December 31, 2012. As of December 31, 2012, the Company had cash and cash equivalents of $141,968,182, restricted cash of $422,356,794 and bank borrowings due within one year of $858,926,732. The Company's current liabilities exceed its current assets by $98,045,603. The Company has carried out a review of its cash flow forecast for the twelve months ending December 31, 2013. Although no assurance can be given, management believes that the Company will be able to execute its current total solution business, realize forecasted module sales prices and shipments, and renew its bank borrowings in 2013. The Company also considered the steps it might take should it encounter difficulties in fully executing its total solution business and sales plans. Management believes that, in those circumstances, the Company would be able to renew substantially all its existing bank borrowings as they become due. Between January 1, 2013 and March 31, 2013, the Company renewed and drew down short-term bank borrowings of $304,583,061, of which $159,438,369 is due beyond December 31, 2013. Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Company's working capital and capital expenditures requirements and to meet its short term debt obligations and other liabilities and commitments as they become due.

Basis of consolidation
(b)
Basis of consolidation

        The consolidated financial statements include the financial statements of CSI and its subsidiaries.

        The consolidated financial statements include the financial statements of CSI and its subsidiaries in which it has a controlling financial interest. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. The Company evaluates each of its interest in private companies to determine whether or not the investee is a variable interest entity ("VIE"). If the Company demonstrates it both has (i) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE, then the entity is consolidated. The Company has not consolidated any VIEs as of or during any of the periods presented. All significant intercompany balances and transactions between CSI and its subsidiaries have been eliminated in consolidation.

Use of estimates
(c)
Use of estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company's financial statements include revenue recognition for solar power projects accounted for under the percentage of completion method, estimated sales returns, allowance for doubtful accounts receivable and advances to suppliers, valuation of inventories and provision for firm purchase commitments, provision for contingent liability, impairment of project assets, useful lives and impairment of long lived assets, accrual for warranty and the recognition of the benefit from the purchased warranty insurance, fair value of foreign exchange derivatives, provision for uncertain tax positions and tax valuation allowances and assumptions used in the computation of share-based compensation, including the associated forfeiture rates.

Cash and cash equivalents and restricted cash
(d)
Cash and cash equivalents and restricted cash

        Cash and cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and have original maturities of three months or less when acquired.

        Restricted cash represents amounts held by banks, which are not available for the Company's general use, as security for issuance of letters of credit, short term notes payable, and bank borrowings. Upon maturity of the letters of credit and repayment of short term notes payable, and bank borrowings which generally occur within one year, the deposits are released by the bank and become available for general use by the Company.

Accounts receivable, unbilled
(e)
Accounts receivable, unbilled

        Accounts receivable, unbilled represents revenue that has been recognized in advance of billing. The Company uses the percentage of completion method to recognize revenue from system integration projects for which the Company provides engineering, procurement and construction services ("EPC"). Under this accounting method, revenue may be recognized in advance of billing the customer, which results in the recording of accounts receivable, unbilled. Once the Company meets the billing criteria under such contract, it bills the customer and reclassifies the unbilled balance to accounts receivable, trade. Billing requirements vary by contract, but are generally structured around completion of certain construction milestones.

Allowance for doubtful receivables
(f)
Allowance for doubtful receivables

        The Company began purchasing insurance from China Export & Credit Insurance Corporation ("Sinosure") since 2009 for certain of its accounts receivable, trade in order to reduce its exposure to bad debt loss. The Company provides an allowance for accounts receivable, trade using primarily a specific identification methodology. An allowance is recorded based on the likelihood of collection from the specific customer regardless whether such account is covered by Sinosure. At the time the claim is made to Sinosure, the Company records a receivable from Sinosure equal to the expected recovery up to the amount of the specific allowance. The Company had recorded a receivable from Sinosure in prepaid expenses and other current assets of $ $4,212,532, $5,337,282 and $9,515,899 as of December 31, 2010, 2011 and 2012, respectively, and a corresponding reduction in bad debt expense.

Advances to suppliers
(g)
Advances to suppliers

        In order to secure a stable supply of silicon materials, the Company makes prepayments to certain suppliers based on written purchase orders detailing product, quantity and price. Such amounts are recorded in advances to suppliers in the consolidated balance sheets. Advances to suppliers expected to be utilized within twelve months as of each balance sheet date are recorded as current assets and the portion expected to be utilized after twelve months are classified as non-current assets in the consolidated balance sheets.

Inventories
(h)
Inventories

        Inventories are stated at the lower of cost or market. Cost is determined by the weighted-average method. Cost is comprised of direct materials and, where applicable, direct labor costs, tolling costs and those overhead costs that have been incurred in bringing the inventories to their present location and condition.

        Adjustments are recorded to write down the cost of obsolete and excess inventory to the estimated market value based on historical and forecast demand.

        The Company outsources portions of its manufacturing process, including converting silicon into ingots, cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (silicon, ingots or wafers) to the third-party manufacturers. Such raw materials are recorded as raw materials inventory when purchased from suppliers. For those outsourcing arrangements in which title is not transferred, the Company maintains such inventory on the Company's balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturer. Upon receipt, processed inventory is reclassified to work-in-process inventory and a processing fee is paid to the third-party manufacturer. For those outsourcing arrangements, which are characterized as sales, in which title (including risk of loss) does transfer to the third-party manufacturer, the Company is constructively obligated, through raw materials sales agreements and processed inventory purchase agreements, which have been entered into simultaneously with the third-party manufacturer, to repurchase the inventory once processed. In this case, the raw material inventory remains classified as raw material inventory while in the physical possession of the third-party manufacturer and cash is received, which is classified as "advances from customers" on the balance sheet and not as revenue or deferred revenue. Cash payments for outsourcing arrangements, which require prepayment for repurchase of the processed inventory, are classified as "advances to suppliers" on the balance sheet. There is no right of offset for these arrangements and accordingly, "advances from customers" and "advances to suppliers" remain on the balance sheet until the processed inventory is repurchased.

        On occasion, the Company enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for non-performance that is sufficiently large to make performance probable. This disincentive is generally in the form of a take-or-pay provision, which requires the Company to pay for committed volumes regardless of whether the Company actually acquires the materials. The Company evaluates these agreements and records a loss, if any, on firm purchase commitments using the same lower of cost or market approach as that used to value inventory. The Company records the expected loss only as it relates to the following fiscal period, as it is unable to reasonably estimate future market prices beyond one year, in cost of revenues in the consolidated statements of operations.

Project assets
(i)
Project assets

        Project assets consist primarily of direct costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power projects. A project asset is initially recorded at the actual cost. For a self-developed project asset that is initially obtained by application of feed-in-tariff ("FIT") contract and other required permits and consents, the actual cost capitalized is the amount of the expenditure incurred for the application of those contracts, permits, consents and other similar direct costs. For a project asset acquired from external parties, the initial cost is the acquisition cost which includes the consideration transferred and certain direct acquisition costs. Modules, construction expenditure and other development costs incurred in the project development process will build up the cost of project assets.

        Project assets consisted of the following at December 31, 2012:

At December 31, 2012
$
Project assets—Acquisition cost	275,423,447
Project assets—Modules cost	30,721,957
Project assets—Development cost	67,037,602
Project assets—Others	25,964,018

Total Project assets	399,147,024

Current portion	180,436,619
Non-current portion	218,710,405

        The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Company considers a number of factors, including changes in environmental, ecological, permitting, marketing price or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease. Any impairment of the project assets will be recorded as cost of sales in the consolidated financial statements.

        Project assets expected to be sold within twelve months as of each balance sheet date are recorded as current assets and project assets expected to be sold after twelve months are recorded as non-current assets in the consolidated balance sheets. The cash flows associated with the acquisition, construction, and sale of projects assets are classified as from operating activities in the consolidated statements of cash flows.

        The Company does not depreciate the project assets. If the Company has to operate the project assets by itself, the project assets will be reclassified to property, plant and equipment.

Business combination
(j)
Business combination

        Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

Assets acquisition
(k)
Assets acquisition

        When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets' carrying amounts on the Company's books. If the consideration given is not in the form of cash (that is, in the form of noncash assets, liabilities incurred, or equity interests issued), measurement is based on the fair value of the assets (or net assets) acquired. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair values and does not give rise to goodwill.

Property, plant and equipment
(l)
Property, plant and equipment

        Property, plant and equipment is recorded at cost less accumulated depreciation. The cost of property, plant and equipment comprises its purchase price and any directly attributable costs, including interest cost capitalized during the period the asset is brought to its working condition and location for its intended use. The Company expenses repair and maintenance costs as incurred.

        Depreciation is computed on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

        Costs incurred in constructing new facilities, including progress payment, capitalized interest and other costs relating to the construction, are capitalized and transferred to property, plant and equipment on completion and depreciation commences from that time.

        For property, plant and equipment that has been placed into service, but is subsequently idled temporarily, the Company continues to record depreciation expense during the idle period. The Company adjusts the estimated useful life of the idled assets if the estimated useful life has changed.

Intangible assets
(m)
Intangible assets

        Intangible assets primarily represent the power purchase agreement, technical know-how, and computer software purchased from third parties. Intangible assets are recorded at fair value at the time of acquisition less accumulated amortization, if applicable. Amortization is recorded according to the following table on a straight-line basis for all intangible assets:

Power purchase agreement	20 years
Technical know-how	10 years
Computer software	1-10 years

Prepaid land use right
(n)
Prepaid land use right

        Prepaid land use right represents amounts paid for the Company's lease for the use right of lands located in Changshu City, Suzhou City, and Luoyang City of People's Republic of China ("PRC"). Amounts are charged to earnings ratably over the term of the lease of 50 years.

Investments in affiliates
(o)
Investments in affiliates

        The Company holds equity investments in affiliates, which include minority interests in project assets that are being constructed, for which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting wherein the Company records its' proportionate share of the investees' income or loss in its consolidated financial statements.

        Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. During the years ended December 31, 2010, 2011 and 2012, the Company recorded impairment charges on its investments of $3.0 million, nil and $1.1 million, respectively.

Impairment of long-lived assets
(p)
Impairment of long-lived assets

        The Company assesses the recoverability of the carrying value of long-lived assets when an indicator of impairment has been identified. The Company reviews the long-lived assets each reporting period to assess whether impairment indicators are present. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets is grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For long-lived assets, when impairment indicators are present, the Company compares undiscounted future cash flows, including the eventual disposition of the asset group at market value, to the asset group's carrying value to determine if the asset group is recoverable. Assessments also consider changes in asset group utilization, including the temporary idling of capacity and the expected timing of placing this capacity back into production. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets. There was no impairment charge recognized for the years ended December 31, 2010, 2011 and 2012, respectively.

Interest Capitalization
(q)
Interest Capitalization

        The Company capitalizes interest cost as part of the historical cost of acquiring or constructing certain assets during the period of time required to place the asset into service or sell the asset to a customer. These assets include property, plant and equipment and solar power system development and construction costs that the Company has capitalized as project assets. Interest capitalized for property, plant and equipment is depreciated over the estimated useful life of the related asset, as the qualifying asset is placed into service. The Company capitalizes interest in connection with the construction of project assets, and the interest capitalized forms part of the cost of sales when such project assets are sold and the Company has met all revenue recognition criteria. The Company capitalizes interest to the extent that expenditures to acquire, construct, or develop an asset have occurred and interest cost has been incurred. The Company ceases capitalization of interest for project assets if the Company has sold such solar power systems.

Contingencies
(r)
Contingencies

        Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Income taxes
(s)
Income taxes

        Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net tax loss carry-forwards and credits using the enacted tax rates expected to apply to taxable income in the periods in which the deferred tax liability or asset is expected to be settled or realized. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

        Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances; (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority; and (iii) noncurrent tax expense, which represents the increases and decreases in amounts related to uncertain tax positions from prior period and not settled with cash or other tax attributes. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain tax position. The Company records penalties and interest associated with the uncertain tax positions as a component of income tax expense.

Revenue recognition
(t)
Revenue recognition

        Sales of modules, solar system kits and silicon materials are recorded when products are delivered and title and risk of loss or damage has passed to the customers. A Solar system kit is a ready-to-install package consisting of solar modules produced by the Company and components, such as inverters, racking system, tracker and other accessories, supplied by third parties. The Company only recognizes revenues when prices to the seller are fixed or determinable and collectability is reasonably assured. If collectability is not reasonably assured, the Company recognizes revenue only upon collection of cash. Revenues also include reimbursements of shipping and handling costs of products sold to customers. Sales agreements typically contain the customary product warranties but do not contain any post-shipment obligations nor any return or credit provisions.

        A majority of the Company's contracts provide that products are shipped under the term of free on board ("FOB"), ex-works, or cost, insurance and freight ("CIF"). Under FOB, the Company fulfills its obligation to deliver when the goods have passed over the ship's rail at the named port of shipment. The customer has to bear all costs and risks of loss or damage to the goods from that point. Under ex-works, the Company fulfills its obligation to deliver when it has made the goods available at its premises to the customer. The customer bears all costs and risks involved in taking the goods from the Company's premises to the desired destination. Under CIF, the Company must pay the costs, marine insurance and freight necessary to bring the goods to the named port of destination but the risk of loss of or damage to the goods, as well as any additional costs due to events occurring after the time the goods have been delivered on board the vessel, is transferred to the customer when the goods pass the ship's rail in the port of shipment.

        The Company uses the percentage of completion method to recognize revenue from systems integration projects for which the Company provides EPC services under an EPC contract when the contract price is fixed or determinable. The Company uses the cost-to-cost method to measure the percentage of completion and recognize revenue based on the estimated progress to completion. The Company periodically revises its profit estimates based on changes in facts, and immediately recognizes any losses that are identified on contracts. Incurred costs include all direct material, labor, subcontractor cost, and other associated costs. The Company recognizes job material costs as incurred costs when the job materials have been permanently attached or fitted to the solar power systems as required by the engineering design. The construction periods normally extend beyond six months and less than one year.

        The Company recognizes revenue from the sale of project assets in accordance with ASC 360-20, Real Estate Sales. For these transactions, the Company has determined that the project assets, which represent the costs of constructing solar power projects, represent "integral" equipment and as such, the entire transaction is in substance the sale of real estate and subject to the revenue recognition guidance under ASC 360-20 Real Estate Sales. The Company recognizes revenue and profit using the full accrual method once the sale is consummated, the buyer's initial and continuing investments are adequate to demonstrate its commitment to pay, the receivable is not subject to any future subordination, and the Company has transferred the usual risk and rewards of ownership to the buyer. If these criteria are met and the Company executes a sales agreement prior to the delivery of the solar power project and has an original construction period of three months or longer, the Company recognizes revenue and profit under the percentage of completion method of accounting applicable to real estate sales when the Company can reasonably estimate progress towards completion. If the criteria for recognition under the full accrual method are met except that the buyer's initial and continuing investment is less than the level determined to be adequate, the Company recognizes revenue using the installment method. Under the installment method, the Company records revenue up to costs incurred and apportions each cash receipt from the buyer between cost recovered and profit in the same ratio as total cost and total profit bear to the sales value. During 2012, the Company recognized $48,900,758 of revenue using the full accrual method.

        The Company allocates revenue for transactions involving multiple-element arrangements to each unit of accounting on a relative fair value basis. The Company estimates fair value on each unit of accounting on the following basis (i) vendor-specific objective evidence of selling price, if it exists, otherwise, (ii) third-party evidence of selling price. If neither (i) nor (ii) exists, management's best estimate of the selling price for that unit of accounting is used. The Company recognizes revenue for each unit of accounting when the revenue recognition criteria have been met.

        Sales to customers are recorded net of estimated returns.

        The Company enters into toll manufacturing arrangements in which the Company receives wafers and returns finished modules. In those cases, the title of the wafers received and risk of loss remains with the seller. As a result, the Company does not recognized inventory on the balance sheet. The Company recognizes a service fee as revenue when the processed modules are delivered. During the years ended December 31, 2010, 2011 and 2012, the Company recognized nil, $24,709,792, and $7,911,733 of revenue, respectively, under toll manufacturing arrangements.

        The Company enters into buy/sell arrangements with certain raw material vendors pursuant to which the Company sells finished goods, comprising either solar cells or solar modules, in exchange for raw materials, typically silicon wafers. These arrangements are made with counterparties in the same line of business as the Company and are executed as a means of securing a consistent supply of raw materials. The transactions are recorded in revenues and cost of revenues at fair value on a gross basis. During the years ended December 31, 2010, 2011, and 2012, the Company purchased nil, $21,463,337, and nil of raw materials and sold nil, $43,883,871, nil of finished goods under these buy-and-sell arrangements, respectively.

        As of December 31, 2010, 2011 and 2012, the Company had inventories of $18.8 million, $23.2 million and $18.4 million, respectively, relating to sales to customers where revenues were not recognized because the collection of payment was not reasonably assured. The delivered product remains in inventories on consolidated balance sheets, regardless of whether title has been transferred. In such cases, the Company recognizes revenue, relieves inventories and recognizes cost of revenue when payment is collected from customers.

Shipping and handling costs
(u)
Shipping and handling costs

        Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to solar module sales of $23,727,467, $31,785,077 and $41,902,327, are included in selling expenses for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and development
(v)
Research and development

        Research and development costs are expensed when incurred and amounted to $6,843,216, $19,838,547 and $12,998,122 for the years ended December 31, 2010, 2011 and 2012, respectively.

Advertising expenses
(w)
Advertising expenses
Advertising expenses are expensed as incurred and amounted to $5,148,215, $11,194,027 and $11,874,452 for the years ended December 31, 2010, 2011 and 2012, respectively.
Warranty cost
(x)
Warranty cost

        Before June 2009, the Company typically sold standard solar modules and products with up to a two-year guarantee for defects in materials and workmanship and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. In June 2009, the Company increased its warranty against defects in materials and workmanship to six years. Effective August 1, 2011, the Company increased its warranty against defects in materials and workmanship to 10 years and guarantees that, for a period of 25 years the modules will maintain the following performance levels: (i) during the first year, the actual power output of the module will be no less than 97% of the labeled power output; (ii) from year 2 to year 24, the actual annual power output decline will be no more than 0.7%; and (iii) by the end of year 25, the actual power output of the module will be no less than 80% of the labeled power output. The Company has the right to repair or replace solar modules, at its option, under the terms of the warranty policy. The Company maintains warranty reserves to cover potential liabilities that could arise under these guarantees and warranties.

        In addition to the solar module warranty described above, for utility-scale solar power projects built by the Company, the Company provides a limited warranty against defects in workmanship under normal use, operation and service conditions for a period of five years following the energizing of the solar power plant. In resolving claims under both the workmanship warranty, the Company has the option of remedying through repair, refurbishment, or replacement of equipment.

        When recognizing revenue for modules, solar system kits or solar power projects, the Company accrues a liability for the estimated future costs of meeting the limited warranty obligations. Due to limited warranty claims to date, the Company accrues the estimated costs of warranties based on an assessment of its competitors' accrual history, industry-standard accelerated testing, estimates of failure rates from its quality review, and other assumptions that the Company believes to be reasonable under the circumstances. Actual warranty costs are accumulated and charged against the accrued warranty liability. To the extent that accrual warranty costs differ from the estimates, the Company will prospectively revise the accrual rate. The Company currently records a 1% warranty provision for sales of solar modules and 0.8% for sales of solar system kits and solar power projects. The warranty costs of $14,259,880, $18,347,272 and $12,516,349 are included in cost of revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

        The Company began to purchase product warranty insurance from a group of insurance companies to reduce the Company's exposure to the warranty and provide additional assurance to the Company's customers in April 2010. Under the terms of the policies, the insurance companies are obliged to reimburse the Company, subject to certain maximum claim limits and certain deductibles, for the actual product warranty costs that the Company incurs under the terms of the Company's warranty policy. The Company's customers are also beneficiaries of the policy, and would have recourse to the insurance companies in the event that the Company was unable to perform under the terms of the policy. The Company records the insurance premiums initially as prepaid expenses and amortizes them over the respective policy period, normally one year. The unamortized carrying amount is $14,719,807 and $3,061,879 as of December 31, 2011 and 2012, respectively and was included as a component of other current assets. If the Company determines that the product warranty costs to be reimbursed from the insurance companies are probable and determinable, an asset is recognized on the balance sheet. The Company reviews the recoverability of warranty insurance receivables at each period end. As of December 31, 2012, the insurance receivable amounts were $35,441,672, and were included as a component of other non-current assets.

Redeemable Non-controlling Interest
(y)
Redeemable Non-controlling Interest

        Redeemable non-controlling interests are equity interests in common stock of consolidated subsidiaries that have redemption features that are not solely within our control. These interests are classified as temporary equity because their redemption is considered probable. These interests are measured at the greater of estimated redemption value at the end of each reporting period or the initial carrying amount of the redeemable non-controlling interests adjusted for cumulative earnings allocations.

Foreign currency translation
(z)
Foreign currency translation

        The United States dollar ("U.S. dollar"), the currency in which a substantial amount of the Company's transactions are denominated, is used as the functional and reporting currency of CSI. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into the U.S. dollar at the applicable rates of exchange prevailing on the transaction date. Transaction gains and losses are recognized in the consolidated statements of operations. Gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities are not recognized in earnings, but are included as a component of other comprehensive income.

        The financial records of certain of the Company's subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi ("RMB"), Euro ("EUR"), Canadian dollar ("CAD") and Japanese Yen ("Yen"), which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the statements of comprehensive income.

Comprehensive income
(aa) Comprehensive income

        Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included (i) net income, (ii) foreign currency translation adjustments and (iii) gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Foreign currency risk
(ab) Foreign currency risk

        The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company's cash and cash equivalents and restricted cash denominated in RMB amounted to $296,612,028, $363,647,327 and $491,288,121 as of December 31, 2010, 2011 and 2012, respectively.

Concentration of credit risk
(ac) Concentration of credit risk

        Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and advances to suppliers. All of the Company's cash and cash equivalents are held with financial institutions that Company management believes to be high credit quality.

        The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. With respect to advances to suppliers, such suppliers are primarily suppliers of raw materials and EPC services. The Company performs ongoing credit evaluations of its suppliers' financial conditions. The Company generally does not require collateral or security against advances to suppliers, however, it maintains a reserve for potential credit losses and such losses have historically been within management's expectation.

        The Company makes the prepayments without receiving collateral. Such prepayments are unsecured and expose the Company to supplier credit risk. As of December 31, 2011 and 2012, gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers are as follows:

	At December 31, 2011	At December 31, 2012
	$	$
Supplier A	—	18,999,361
Supplier B	17,408,593	17,712,192
Supplier C	10,157,248	10,182,165
Supplier D	9,517,110	9,545,172
Supplier E	7,935,350	7,954,817
Supplier F	9,430,646	1,188,507

Fair value of derivatives and financial instruments
(ad) Fair value of derivatives and financial instruments

        The Company estimates fair value of financial assets and liabilities as the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants. The fair value measurement guidance establishes a three-level fair value hierarchy that prioritizes the inputs into the valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority, Level 1, to measurements based on unadjusted quoted prices in active markets for identical assets or liabilities and lowest priority, Level 3, to measurements based on unobservable inputs and classifies assets and liabilities with limited observable inputs or observable inputs for similar assets or liabilities as Level 2 measurement. When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use; when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Earnings per Share
(ae) Earnings per Share

        Basic income per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common share equivalents are excluded from the computation in loss periods, as their effects would be anti-dilutive.

Share-based compensation
(af) Share-based compensation

        The Company's share-based compensation with employees and non-employees, such as restricted shares and share options, is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The Company has made an estimate of expected forfeitures and is recognizing compensation cost only for those equity awards expected to vest.

Recently issued accounting pronouncements
(ag) Recently issued accounting pronouncements

        In February 2013, the FASB issued ASU 2013-02, an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Company is in the process of evaluating the effect of adoption of this pronouncement.

        In March 2013, the FASB issued ASU 2013-05, an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon de-recognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company is in the process of evaluating the effect of adoption of this pronouncement.

        In July 2012, the FASB issued ASU 2012-02, Impairment of Indefinite-Lived Intangible Assets, an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of project assets

At December 31, 2012
$
Project assets—Acquisition cost	275,423,447
Project assets—Modules cost	30,721,957
Project assets—Development cost	67,037,602
Project assets—Others	25,964,018

Total Project assets	399,147,024

Current portion	180,436,619
Non-current portion	218,710,405

Schedule of estimated useful lives of property, plant and equipment

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of useful life intangible assets

Power purchase agreement	20 years
Technical know-how	10 years
Computer software	1-10 years

Schedule of gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers

	At December 31, 2011	At December 31, 2012
	$	$
Supplier A	—	18,999,361
Supplier B	17,408,593	17,712,192
Supplier C	10,157,248	10,182,165
Supplier D	9,517,110	9,545,172
Supplier E	7,935,350	7,954,817
Supplier F	9,430,646	1,188,507

ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITION
Schedule of purchase price allocation

Net tangible assets acquired	$845,929
Deferred tax liabilities	(1,345,152)
Power purchase agreement	4,339,201
Goodwill	2,264,845

Total consideration	$6,104,823

Schedule of total consideration the Company paid as at the closing date

Total consideration paid
Cash consideration	$186,716,547
Fair value of the issuance of warrant, net of cash received	7,774,990

$194,491,537

Schedule of assumptions used to determine fair market value of warrants on the grant date through the binomial option pricing model

As at June 15, 2012
Risk free rate	1.76%
Volatility ratio	93.50%
Dividend yield	—

ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2012
Allowances for accounts receivable
ALLOWANCE
Schedule of allowances

	2010	2011	2012
	$	$	$
Beginning of the year	18,029,440	7,956,036	9,505,481
Allowances made (reversed) during the year	(10,082,718)	6,552,926	43,240,595
Accounts written-off against allowances	—	(5,053,538)	(5,325,908)
Foreign exchange effect	9,314	50,057	162,049

Closing balance	7,956,036	9,505,481	47,582,217

Allowances for advances to suppliers
ALLOWANCE
Schedule of allowances

	2010	2011	2012
	$	$	$
Beginning of the year	10,985,195	19,389,542	38,123,721
Allowances made during the year	10,239,858	17,728,681	370,622
Accounts written-off against allowances	(2,205,848)	—	—
Foreign exchange effect	370,337	1,005,498	51,144

Closing balance	19,389,542	38,123,721	38,545,487

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Schedule of inventories

	At December 31, 2011	At December 31, 2012
	$	$
Raw materials	50,062,944	40,197,952
Work-in-process	49,157,454	16,739,907
Finished goods	197,347,729	217,517,939

	296,568,127	274,455,798

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of components of property, plant and equipment, net

	At December 31, 2011	At December 31, 2012
	$	$
Buildings	150,147,460	166,300,361
Leasehold improvements	2,742,305	4,873,232
Machinery	413,079,111	422,895,433
Furniture, fixtures and equipment	26,397,638	34,611,157
Motor vehicles	2,908,260	3,023,309

	595,274,774	631,703,582
Less: Accumulated depreciation	(122,078,346)	(202,390,860)

	473,196,428	429,312,722
Construction in process	36,873,008	40,330,100

Property, plant and equipment, net	510,069,436	469,642,822

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
Schedule of intangible assets

As of December 31, 2012	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,025,861	(341,954)	683,907
Computer software	5,634,986	(1,991,289)	3,643,697

Total intangible assets, net	6,660,847	(2,333,243)	4,327,604

As of December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Acquired power purchase agreements	4,111,199	(142,969)	3,968,230
Technical know-how	1,023,354	(213,199)	810,155
Computer software	4,982,833	(1,244,984)	3,727,849

Total intangible assets, net	10,117,386	(1,601,152)	8,516,234

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Schedule of inputs into the fair value measurements of the Company's assets or liabilities that are measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using
As of December 31, 2012	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange option contracts	$100,837	$—	$100,837	$—
Foreign exchange forward contracts	$1,249,820	$—	$1,249,820	$—

Total Assets	$1,350,657	$—	$1,350,657	$—

Liabilities:
Foreign exchange option contracts	$—	$—	$—	$—
Foreign exchange forward contracts	$365,226	$—	$365,226	$—

Total Liabilities	$365,226	$—	$365,226	$—

	Fair Value Measurements at Reporting Date Using
As of December 31, 2011	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange option contracts	$479,333	$—	$479,333	$—
Foreign exchange forward contracts	$2,247,205	$—	$2,247,205	$—

Total Assets	$2,726,538	$—	$2,726,538	$—

Schedule of effect of fair values of derivative instruments on the consolidated balance sheets

	Fair Values of Derivatives Asset
	At December 31, 2011		At December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange option contracts	Foreign currency derivative assets	$479,333	Foreign currency derivative assets	$100,837
Foreign exchange forward contracts	Foreign currency derivative assets	$2,247,205	Foreign currency derivative assets	$1,249,820

Total derivatives		$2,726,538		$1,350,657

	Fair Values of Derivatives Liability
	At December 31, 2011		At December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange option contracts	Foreign currency derivative liabilities	$—	Foreign currency derivative liabilities	$—
Foreign exchange forward contracts	Foreign currency derivative liabilities	$—	Foreign currency derivative liabilities	$365,226

Total derivatives		$—		$365,226

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss) Recognized in Income on Derivatives
		Year Ended December 31
	Location of Gain (Loss) Recognized in Income on Derivatives
		2010	2011	2012
Foreign exchange option contracts	Gain on foreign currency derivatives	$6,636,821	$(6,933,	$428,340
Foreign exchange forward contracts	Gain on foreign currency derivatives	$(4,979,893)	$1,182	$(4,797,513)

Total		$1,656,928	$(5,750,981)	$(4,369,173)

INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	At December 31,
	2011		2012
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	6,489,445	40	6,453,371	40
CSI SkyPower	—	—	2,565,075	50
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	2,625,743	10	1,834,296	10
Nernst New Energy (Suzhou) Co., Ltd.	1,337,062	50	—	—
Ningxia GD CSI New Energy Co., Ltd.	555,475	35	—	—
Others	—	—	15,874,847	21-30

	11,007,725		26,727,589

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS
Schedule of bank borrowings

	At December 31, 2011	At December 31, 2012
	$	$
Bank borrowings	831,936,089	1,073,489,705

Analysis as:
Short-term	629,688,722	800,808,595
Long-term, current portion	113,998,340	17,481,257

Subtotal for short-term	743,687,062	818,289,852
Long-term, non-current portion	88,249,027	214,562,973
Borrowings from non-banking financial institutions	—	40,636,880

Analysis as:
Short-term	—	40,636,880

Total	831,936,089	1,073,489,705

Schedule of components of the Company's short-term borrowings

	At December 31, 2011	At December 31, 2012
	$	$
Bank borrowings
Short-term borrowings secured by restricted cash	74,873,390	175,289,355
Short-term borrowings secured by inventory	15,767,880	79,548,166
Short-term borrowings guaranteed by Dr. Shawn Qu	33,328,470	66,349,563
Short-term borrowings secured by land use right and property, plant and equipment	39,295,970	231,676,935
Bank notes	—	21,825,595
Unsecured short-term borrowings	466,423,012	226,118,981
Long-term Loans due within one year
Secured by property, plant and equipment	15,870,700	13,523,188
Secured by inventory	15,600,000	—
Unsecured	82,527,640	3,958,069

Subtotal	743,687,062	818,289,852
Borrowings from non-banking financial institutions
Short-term borrowings secured by related parties	—	4,781,410
Bank notes	—	35,855,470

Subtotal	—	40,636,880

Total	743,687,062	858,926,732

Schedule of components of the Company's long-term bank borrowings

	At December 31, 2011	At December 31, 2012
	$	$
Unsecured	4,761,210	142,969,791
Long-term borrowings secured by land use right and property, plant and equipment	83,487,817	71,593,182

Total	88,249,027	214,562,973

Schedule of future principal repayment on the long-term bank loans

2013	17,481,257
2014	75,732,288
2015	33,232,774
2016 and after	105,597,911

Total	232,044,230
Less: future principal repayment related to long-term loan, current portion	(17,481,257)

Total long-term portion	$214,562,973

Schedule of interest expense

	Years Ended December 31
	2010	2011	2012
	$	$	$
Interest capitalized—project assets	—	—	4,631,569
Interest capitalized—property, plant and equipment	1,686,262	4,099,815	670,374
Interest expense	22,164,363	43,843,586	53,304,640

Total interest incurred	23,850,625	47,943,401	58,606,583

ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED WARRANTY COSTS
Summary of the Company's warranty activity

	2010	2011	2012
	$	$	$
Beginning balance	16,899,522	31,224,906	47,021,352
Warranty provision	14,707,513	18,347,272	12,516,349
Warranty costs incurred	(382,129)	(2,550,826)	(1,203,277)

Ending balance	31,224,906	47,021,352	58,334,424

CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTES
Schedule of convertible notes

	At December 31, 2011	At December 31, 2012
	$	$
Carrying amount of the equity component	156,848	—

Principal amount of the debt component	1,000,000	—
Unamortized debt discount	49,699	—

Net carrying amount of the debt component	950,301	—

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of components of provision for income taxes

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Income (Loss) before Income Tax
Canada	18,354,204	(23,378,980)	2,616,980
Other	49,228,109	(50,984,454)	(203,205,487)

	67,582,313	(74,363,434)	(200,588,507)

Current Tax
Canada	9,563,915	8,047,733	2,447,930
Other	13,793,997	13,078,893	13,249,752

	23,357,912	21,126,626	15,697,682

Deferred Tax
Canada	(848,566)	2,577,854	1,713,862
Other	(5,755,429)	(7,164,540)	(22,844,954)

	(6,603,995)	(4,586,686)	(21,131,092)

Total Income Tax (Benefit) Expense
Canada	8,715,349	10,625,587	4,161,792
Other	8,038,568	5,914,353	(9,595,202)

	16,753,917	16,539,940	(5,433,410)

Schedule of tax rates applicable on the Company's major operating subsidiaries in China

Company	Applicable enterprise income tax rate under the new EIT Law
CSI Solartronics (Changshu) Co., Ltd.	25%
CSI Solar Technologies Inc.	Exempted for 2008 and 2009, and 12.5% for 2010, 2011 and 2012 (half reduction of 25%)
CSI Cells Co., Ltd.	Exempted for 2008, 12.5% for 2009, 2010 and 2011 (half reduction of 25%), and 15% for 2012, 2013 and 2014 resulting from its HNTE status
Canadian Solar Manufacturing (Luoyang) Inc.	Exempted for 2008, 12.5% for 2009, 2010 and 2011 (half reduction of 25%), and 25% for 2012 onwards
Canadian Solar Manufacturing (Changshu) Inc	Exempted for 2008 and 2009, 12.5% for 2010, 2011 and 2012 (half reduction of 25%), and 25% for 2012 onwards
CSI Solar Power (China) Inc.	25%

Schedule of movement and balance of the Company's liability for uncertain tax positions

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Beginning balance	8,953,568	9,191,281	9,453,041
Addition for tax positions related to the current year	—	736,707	1,789,167
Addition for tax positions from prior years	342,617	—	—
Reductions for tax positions from prior years/Statute of limitations expirations	(104,904)	(474,947)	—

Ending balance	9,191,281	9,453,041	11,242,208

Schedule of components of the deferred tax assets and liabilities

	At December 31, 2011	At December 31, 2012
	$	$
Deferred tax assets:
Accrued warranty costs	11,591,771	9,208,666
Bad debt provision	6,231,452	12,113,049
Issuance costs	1,006,272	339,267
Inventory write-down	4,434,180	6,649,004
Depreciation difference of property, plant and equipment	10,826,169	17,920,711
Contingent liabilities	—	4,508,086
Net operating losses carry-forward	37,960,792	69,189,405
Others	2,694,473	3,158,341

Total deferred tax assets	74,745,109	123,086,529
Valuation allowance	(39,745,271)	(54,140,359)

Total deferred tax assets, net of valuation allowance	34,999,838	68,946,170

Analysis as:
Current	11,773,066	29,863,674
Non-current	23,226,772	39,082,496

	34,999,838	68,946,170

Deferred tax liabilities:
Financial derivatives assets	340,817	700,184
Acquisition of subsidiaries	1,230,740	—
Depreciation difference of property, plant and equipment	—	4,644,722
Basis difference relating to SkyPower acquisition	—	62,572,569
Others	591,555	709,052

Total deferred tax liabilities	2,163,112	68,626,527

Analysis as:
Current	2,163,112	12,474,952
Non-current	—	56,151,575

	2,163,112	68,626,527

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2010	2011	2012
Combined federal and provincial income tax rate	31%	28%	27%
Expenses not deductible for tax purpose	3%	(19)%	(1)%
Tax exemption and tax relief granted to the Company	(10)%	25%	—
Effect of different tax rate of subsidiary operations in other jurisdiction	(3)%	(3)%	(7)%
Unrecognized tax benefits	1%	(1)%	(1)%
Valuation allowance	2%	(51)%	(14)%
Exchange gain (loss)	1%	(1)%	(1)%

	25%	(22)%	3%

Schedule of aggregate amount and per share effect of the tax holiday

	Years Ended December 31,
	2010	2011	2012
	$	$	$
The aggregate dollar effect	6,781,702	18,162,641	—

Per share effect—basic	0.16	0.42	—

Per share effect—diluted	0.16	0.42	—

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
Schedule of computation of basic and diluted gain (loss) per share

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to Canadian Solar Inc.—basic and diluted	$50, 568,919	$(90,804,200)	$(195,468,691)

Weighted average number of common shares—basic	42,839,356	43,076,489	43,190,778
Diluted share number from share options and restricted shares	838,852	—	—

Weighted average number of common shares—diluted	43,678,208	43,076,489	43,190,778

Basic earnings (loss) per share	$1.18	$(2.11)	$(4.53)

Diluted earnings (loss) per share	$1.16	$(2.11)	$(4.53)

Schedule of anti-dilutive shares excluded from the computation of diluted earnings (loss) per share

	Years Ended December 31,
	2010	2011	2012
Convertible notes	50,607	50,607	—
Share options, restricted shares and restricted share units	426,716	1,871,147	4,288,008
Warrant	—	—	4,273,102

	477,323	1,921,754	8,561,110

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Year Ending December 31:	$
2013	4,691,218
2014	2,875,459
2015	1,729,320
2016	1,356,324
Thereafter	4,912,165

Total	15,564,486

Schedule of future minimum obligation using market prices under all supply agreements

Year Ending December 31:	$
2013	247,700,752
2014	247,700,752
2015	341,037,267

Total	836,438,771

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Summary of the Company's net revenues generated from different geographic locations

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Europe:
—Germany	623,375,655	795,265,303	422,038,906
—Spain	251,777,174	203,266,238	71,982,482
—Czech	102,194,745	8,421,667	8,059,076
—Italy	185,170,195	126,607,507	26,275,635
—Others	30,930,744	99,639,975	128,103,629

Europe Total	1,193,448,513	1,233,200,690	656,459,728

America:
—United States	92,707,388	192,380,838	254,096,258
—Canada	22,986,724	142,537,868	86,327,618
—Others	—	—	1,828,736

America Total	115,694,112	334,918,706	342,252,612

Asia and other regions:
—China	45,482,615	128,856,693	89,120,632
—India	—	59,809,538	22,523,243
—Japan	32,667,658	97,550,677	120,248,386
—Others	108,216,158	44,585,802	64,224,812

Asia Total	186,366,431	330,802,710	296,117,073

Total net revenues	1,495,509,056	1,898,922,106	1,294,829,413

Summary of the Company's revenues generated from each product

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Modules	1,400,939,585	1,683,121,020	1,132,767,404
Solar system kits	78,028,704	95,787,118	92,624,999
EPC service	—	110,992,742	658,927
Solar power projects	—	—	55,050,856
Others	16,540,767	9,021,226	13,727,227

Total net revenues	1,495,509,056	1,898,922,106	1,294,829,413

MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS
Schedule of details of customers accounting for 10% or more of total net revenues

	Years Ended December 31
	2010	2011	2012
	$	$	$
Company A	164,522,394	95,557,467	45,987,216

SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
SHARE OPTIONS
Schedule of assumptions used to estimate the fair value of stock options granted

	2010	2011	2012
Risk free rate	4.25%~4.75%	2.76%~3.46%	3.15%
Volatility ratio	80%~84%	77%~79%	78.79%
Dividend yield	—	—	—
Annual exit rate	2.89%~3.36%	3.07%~4.37%	3.49%
Exercise multiple	5.00	4.40-4.70	4.40

Summary of the option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Terms	Aggregate Intrinsic Value
		$		$
Options outstanding at January 1, 2012	2,832,550	10.59
Granted	69,900	3.03
Exercised	(64,852)	2.45
Forfeited	(231,771)	14.33

Options outstanding at December 31, 2012	2,605,827	10.25	7 years	434,885

Options vested or expected to vest at December 31, 2012	2,471,787	10.26	7 years	432,131

Options exercisable at December 31, 2012	1,734,792	10.43	6 years	410,577

Summary of the RSU activity

	Number of Shares	Weighted Average Grant-Date Fair Value
		$
Unvested at January 1, 2012	499,540	9.16
Granted	1,400,237	3.32
Vested	(131,069)	9.23
Forfeited	(98,177)	6.84

Unvested at December 31, 2012	1,670,531	4.40

INVESTMENT LOSS (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT LOSS
Summary of the Company's investment loss

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Impairment of long-term investment	(3,000,000)	—	(1,081,700)

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 Subsequent event Short term bank loan agreements entered into between January 1, 2013 to March 31, 2013	Mar. 31, 2013 Subsequent event Short term bank loan agreements entered into between January 1, 2013 to March 31, 2013 Repayment due in 2014
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net loss	$ 195,155,097	$ 90,903,374	$ (50,828,396)
Cash used in operations	(147,758,937)	60,124,114	(58,487,119)
Cash and cash equivalents	141,968,182	343,994,679	288,651,701	160,110,887
Restricted cash	422,356,794	178,270,427
Bank borrowings due within one year	858,926,732	743,687,062
Amount by which current liabilities exceeded current assets	98,045,603
Basis of presentation
Bank borrowings renewed and drew down					304,583,061
Bank borrowings due beyond December 31, 2013						159,438,369
Allowance for doubtful receivables
Receivable from Sinosure recorded in prepaid expenses and other current assets	$ 9,515,899	$ 5,337,282	$ 4,212,532

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Buildings	Dec. 31, 2012 Machinery Minimum	Dec. 31, 2012 Machinery Maximum	Dec. 31, 2012 Furniture, fixtures and equipment	Dec. 31, 2012 Motor vehicles
Project assets
Project assets - Acquisition cost	$ 275,423,447
Project assets - Modules cost	30,721,957
Project assets - Development cost	67,037,602
Project assets - Others	25,964,018
Total Project assets	399,147,024
Current portion	180,436,619	37,133,068
Non-current portion	$ 218,710,405
Property, plant and equipment
Estimated useful lives			20 years	5 years	10 years	5 years	5 years

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Prepaid land use right
Period over which land use rights are charged to earnings	50 years
Power purchase agreement
Intangible assets
Amortization period	20 years
Technical know-how
Intangible assets
Amortization period	10 years
Computer software | Minimum
Intangible assets
Amortization period	1 year
Computer software | Maximum
Intangible assets
Amortization period	10 years

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in affiliates
Impairment charges on investments	$ 1,100,000		$ 3,000,000
Impairment of long-lived assets
Impairment charge	0	0	0
Revenue arrangements
Revenue recognized using the full accrue method	48,900,758
Inventories relating to unrecognized revenue	18,400,000	23,200,000	18,800,000
Shipping and handling costs
Shipping and handling costs relating to solar module sales	41,902,327	31,785,077	23,727,467
Research and development
Research and development expenses	12,998,122	19,838,547	6,843,216
Advertising expenses
Advertising expenses	11,874,452	11,194,027	5,148,215
Minimum
Revenue arrangements
Construction period	6 months
Maximum
Revenue arrangements
Construction period	1 year
Toll manufacturing arrangements
Revenue arrangements
Finished goods sold	7,911,733	24,709,792
Buy-and-sell arrangements
Revenue arrangements
Cost of raw materials purchased		21,463,337
Finished goods sold		$ 43,883,871

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 5) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Aug. 01, 2011	Jun. 30, 2009	May 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warranty cost
Guarantee of solar modules and products for defects in materials and workmanship				5 years
Minimum percentage of decline in initial minimum power generation capacity for 10 years			10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years			20.00%
Extended warranty of solar modules and products for defects in materials and workmanship	10 years	6 years
Period for which the entity guarantees for maintaining the performance levels	25 years
Warranty accrual rate for sales of solar modules as a percentage of revenue				1.00%
Warranty accrual rate for sales of solar system kits as a percentage of revenue				0.80%
Warranty costs included in cost of revenues				$ 12,516,349	$ 18,347,272	$ 14,259,880
Term of insurance policy over which the insurance premium will be amortized				1 year
Unamortized carrying amount of insurance premium				3,061,879	14,719,807
Insurance receivable				35,441,672
Foreign currency risk
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent				$ 491,288,121	$ 363,647,327	$ 296,612,028
Maximum
Warranty cost
Guarantee of solar modules and products for defects in materials and workmanship			2 years
Warranty period of solar modules and products against decline of more than 10% of initial power generation capacity			10 years
Warranty period of solar modules and products against decline of more than 20% of initial power generation capacity			25 years
First year of guaranteed performance period | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output				97.00%
Year 2 to year 24 of guaranteed performance period | Maximum
Warranty cost
Percentage of decline in actual annual power output of module				0.70%
Year 25 of guaranteed performance period | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output				80.00%

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 6) (Advances to suppliers, Supplier, USD $)	Dec. 31, 2012	Dec. 31, 2011
Supplier A
Concentration of credit risk
Advances to suppliers	$ 18,999,961
Supplier B
Concentration of credit risk
Advances to suppliers	17,712,192	17,408,593
Supplier C
Concentration of credit risk
Advances to suppliers	10,182,165	10,157,248
Supplier D
Concentration of credit risk
Advances to suppliers	9,545,172	9,517,110
Supplier E
Concentration of credit risk
Advances to suppliers	7,954,817	7,935,350
Supplier F
Concentration of credit risk
Advances to suppliers	$ 1,188,507	$ 9,430,646

ACQUISITION (Details) (USD $)	0 Months Ended		12 Months Ended		0 Months Ended				0 Months Ended
	Aug. 27, 2012 CSSI Project FL3	May 24, 2011 Acquisition of Project FL3 CSSI	Dec. 31, 2011 Acquisition of Project FL3 CSSI	Jan. 28, 2011 Acquisition of Project FL3 CSSI	May 31, 2012 Acquisition of Projects 16	Apr. 17, 2012 Acquisition of Projects 16 item	Apr. 17, 2012 Acquisition of Projects 16 Minimum MW	Apr. 17, 2012 Acquisition of Projects 16 Maximum MW	Jun. 15, 2012 Acquisition of Projects 16 Warrants issued in acquisition	Dec. 26, 2012 Acquisition of SunEdison Projects CSSI MW item
ACQUISITION
Percentage of equity interest in acquiree prior to additional acquisition		50.00%
Percentage of interest acquired		50.00%				97.00%				100.00%
Cash paid		$ 3,084,714		$ 3,020,109	$ 186,716,547
Purchase price allocation
Net tangible assets acquired		845,929
Deferred tax liabilities		(1,345,152)
Power purchase agreement		4,339,201
Goodwill		2,264,845
Total consideration		6,104,823			194,491,537					20,500,000
Estimated useful life		20 years
Amortization expense			142,969
Sale price of discontinued project	48,900,000
Profit on sale of project	6,400,000
Number of solar power projects acquired						16				2
Capacity of solar power acquired							190	200		24
Power purchase contract period awarded to projects						20 years
Number of contracts issued under Ontario's FIT program						15
Number of contracts issued as part of Ontario's Renewable Energy Standard Offer Program						1
Total consideration paid
Cash consideration		3,084,714		3,020,109	186,716,547
Fair value of the issuance of warrant, net of cash received					$ 7,774,990
'Warrants issued to seller as percentage of reporting entity's outstanding common shares					9.90%
Period during which warrants will not be exercisable					1 year
Exercise price of warrant (in dollars per share)					$ 5
Assumptions used to determine fair market value of warrants
Risk free rate (as a percent)									1.76%
Volatility ratio (as a percent)									93.50%
Percentage of non-voting tracking shares that would be redeemable by the Company upon satisfaction of certain conditions					97.00%

ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowances for accounts receivable
Movement of allowances
Beginning of the year	$ 9,505,481	$ 7,956,036	$ 18,029,440
Allowances made (reversal) during the year	43,240,595	6,552,926	(10,082,718)
Accounts written-off against allowances	(5,325,908)	(5,053,538)
Foreign exchange effect	162,049	50,057	9,314
Closing balance	47,582,217	9,505,481	7,956,036
Allowances for accounts receivable | Other
Movement of allowances
Allowances made during the year	15,300,000
Allowances for accounts receivable | Chaori Solar
Movement of allowances
Allowances made during the year	18,700,000
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	38,123,721	19,389,542	10,985,195
Allowances made (reversal) during the year	370,622	17,728,681	10,239,858
Accounts written-off against allowances			(2,205,848)
Foreign exchange effect	51,144	1,005,498	370,337
Closing balance	$ 38,545,487	$ 38,123,721	$ 19,389,542

INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials	$ 40,197,952	$ 50,062,944
Work-in-process	16,739,907	49,157,454
Finished goods	217,517,939	197,347,729
Inventories	274,455,798	296,568,127
Inventory written down	$ 3,085,529	$ 8,456,260	$ 2,101,124

PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 631,703,582	$ 595,274,774
Less: Accumulated depreciation	(202,390,860)	(122,078,346)
Property, plant and equipment, excluding construction in process, net	429,312,722	473,196,428
Property, plant and equipment, net	469,642,822	510,069,436
Depreciation expense	80,644,322	55,104,656	30,946,035
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	166,300,361	150,147,460
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	4,873,232	2,742,305
Machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	422,895,433	413,079,111
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	34,611,157	26,397,638
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	3,023,309	2,908,260
Construction in process
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net	$ 40,330,100	$ 36,873,008

INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 6,660,847	$ 10,117,386
Accumulated Amortization	(2,333,243)	(1,601,152)
Total intangible assets, net	4,327,604	8,516,234
Amortization expense	754,148	1,012,624	320,146
Expected amortization expense of intangible assets
2013	900,000
2014	900,000
2015	800,000
2016	600,000
2017	300,000
Acquired power purchase agreements
INTANGIBLE ASSETS, NET
Gross Carrying Amount		4,111,199
Accumulated Amortization		(142,969)
Total intangible assets, net		3,968,230
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount	1,025,861	1,023,354
Accumulated Amortization	(341,954)	(213,199)
Total intangible assets, net	683,907	810,155
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	5,634,986	4,982,833
Accumulated Amortization	(1,991,289)	(1,244,984)
Total intangible assets, net	$ 3,643,697	$ 2,727,849

FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Long-term bank borrowings	$ 214,562,963
Gain (loss) on foreign currency derivative contracts	(4,369,173)	(5,750,981)	1,656,928
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheet
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	1,350,657	2,726,538
Total Liabilities	365,226
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheet | Foreign exchange option contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	100,837	479,333
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheet | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	1,249,820	2,247,205
Total Liabilities	365,226
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	1,350,657	2,726,538
Total Liabilities	365,226
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign exchange option contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	100,837	479,333
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	1,249,820	2,247,205
Total Liabilities	365,226
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Equity method investment, before impairment	$ 1,100,000		$ 3,000,000

FAIR VALUE MEASUREMENT (Details 2) (Not designated as hedging instruments, USD $)	Dec. 31, 2012	Dec. 31, 2011
Effect of fair values of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 1,350,657	$ 2,726,538
Total derivatives liability	365,226
Foreign exchange option contracts
Effect of fair values of derivative instruments on the consolidated balance sheets
Total derivatives asset	100,837	479,333
Foreign exchange forward contracts
Effect of fair values of derivative instruments on the consolidated balance sheets
Total derivatives asset	1,249,820	2,247,205
Total derivatives liability	$ 365,226

FAIR VALUE MEASUREMENT (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of derivative instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (4,369,173)	$ (5,750,981)	$ 1,656,928
Foreign exchange option contracts
Effect of derivative instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Income on Derivatives	428,340	(6,933,353)	6,636,821
Foreign exchange forward contracts
Effect of derivative instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (4,797,513)	$ 1,182,372	$ (4,979,893)

INVESTMENTS IN AFFILIATES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 31, 2011 Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 31, 2012 CSI SkyPower	May 23, 2012 CSI SkyPower	Dec. 31, 2012 GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	Dec. 31, 2011 GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	Dec. 31, 2011 Nernst New Energy (Suzhou) Co., Ltd.	Dec. 31, 2011 Ningxia GD CSI New Energy Co., Ltd.	Dec. 31, 2012 Others	Dec. 31, 2012 Others Minimum	Dec. 31, 2012 Others Maximum
Investments in affiliates
Carrying Value	$ 26,727,589	$ 11,007,725	$ 6,453,371	$ 6,489,445	$ 2,565,075		$ 1,834,296	$ 2,625,743	$ 1,337,062	$ 555,475	$ 15,874,847
Ownership percentage held by the entity			40.00%	40.00%	50.00%	50.00%	10.00%	10.00%	50.00%	35.00%		21.00%	30.00%

INVESTMENTS IN AFFILIATES (Details 2) (USD $)	12 Months Ended									0 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Ningxia GD CSI New Energy Co., Ltd.	Dec. 31, 2012 Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 31, 2011 Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 31, 2011 Nernst New Energy (Suzhou) Co., Ltd.	Dec. 31, 2012 GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	Dec. 31, 2011 GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	May 23, 2012 CSI SkyPower item	Dec. 31, 2012 CSI SkyPower	Oct. 14, 2009 SZCC Ningxia GD CSI New Energy Co., Ltd. item	Mar. 31, 2012 SZCC Ningxia GD CSI New Energy Co., Ltd.	Jul. 04, 2011 SZCC Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 17, 2009 SZCC Suzhou Gaochuangte New Energy Co., Ltd. item	Nov. 30, 2010 SZCC Nernst New Energy (Suzhou) Co., Ltd.	Jul. 04, 2011 SZSP GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	Sep. 25, 2012 USPH 9 utility-scale solar power projects	Sep. 27, 2012 USPH 2 separate utility-scale solar power projects	Sep. 30, 2012 USPH 12 and 3 separate utility-scale solar power projects	Sep. 30, 2012 USPH 12 separate utility-scale solar power projects	Sep. 30, 2012 USPH 3 separate utility-scale solar power projects	Sep. 27, 2012 USPH First utility - scale solar power project	Sep. 27, 2012 USPH Second utility - scale solar power project
Investments in affiliates
Cash consideration for acquisition of the entity	$ 3,428,751	$ 5,667,627	$ 1,503,531							$ 3,428,751		$ 512,578			$ 2,929,020	$ 1,503,531	$ 2,548,827
Other Significant Noncash Transaction, Value of Consideration Given																		2,122,255	2,204,008	11,548,614
Percentage of interest acquired in the entity				35.00%	40.00%	40.00%	50.00%	10.00%	10.00%	50.00%	50.00%	35.00%			40.00%	50.00%	10.00%	21.00%			21.00%	30.00%	30.30%	28.30%
Number of board members designated by the acquired entity										2		1			1
Number of board members										4		3			3
Interest in the entity sold	555,475		2,524,541										555,475
Additional capital contribution paid														3,118,800
Equity in earnings (loss) of unconsolidated investees	$ (1,969,306)	$ (41,163)	$ 146,597

BORROWINGS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
BANK BORROWINGS
Bank borrowings	$ 1,073,489,705	$ 831,936,089
Analysis as:
Short-term	800,808,595	629,688,722
Long-term, current portion	17,481,257	113,998,340
Subtotal for short-term	818,289,852	743,687,062
Long-term, non-current portion	214,562,973	88,249,027
Borrowings from non-banking financial institutions	40,636,880
Analysis as:
Short-term	40,636,880
Total	1,073,489,705	831,936,089
Credit facilities
Secured short-term borrowings	324,748,289
Secured long-term borrowings	71,593,182
Carrying value of property, plant and equipment, which is kept as a security for borrowings	43,279,771
Carrying value of inventory, which is kept as a security for borrowings	31,819,267
Carrying value of prepaid land use right, which is kept as a security for borrowings	7,864,132
Contractual bank credit facilities
Credit facilities
Maximum bank credit facilities granted	1,388,843,703
Available amount of bank credit facilities	467,677,902
Contractual bank credit facilities | Due dates beyond December 31, 2013
Credit facilities
Amount drawn of bank credit facilities granted	214,562,973
Contractual bank credit facilities | Due dates before December 31, 2013
Credit facilities
Amount drawn of bank credit facilities granted	706,602,827
Non-binding bank credit facilities
Credit facilities
Maximum bank credit facilities granted	189,324,636
Available amount of bank credit facilities	54,604,134
Non-binding bank credit facilities | Due dates before December 31, 2013
Credit facilities
Amount drawn of bank credit facilities granted	$ 134,720,502

BORROWINGS (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank Borrowings
Short-term bank borrowings	$ 800,808,595	$ 629,688,722
Long-term Loans due within one year	17,481,257	113,998,340
Subtotal for short-term	818,289,852	743,687,062
Borrowings from non-banking financial institutions, subtotal	40,636,880
Debt, Current	858,926,732	743,687,062
Average interest rate on short term borrowings (as a percent)	4.60%	5.16%
Borrowings secured by restricted cash
Bank Borrowings
Short-term bank borrowings	175,289,355	74,873,390
Borrowings secured by inventory
Bank Borrowings
Short-term bank borrowings	79,548,166	15,767,880
Long-term Loans due within one year		15,600,000
Borrowings guaranteed by Dr. Shawn Qu
Bank Borrowings
Short-term bank borrowings	66,349,563	33,328,470
Borrowings secured by land use right and property, plant and equipment
Bank Borrowings
Short-term bank borrowings	231,676,935	39,295,970
Bank notes
Bank Borrowings
Short-term bank borrowings	21,825,595
Borrowings from non-banking financial institutions, subtotal	35,855,470
Unsecured
Bank Borrowings
Short-term bank borrowings	226,118,981	466,423,012
Long-term Loans due within one year	3,958,069	82,527,640
Loans secured by property, plant and equipment
Bank Borrowings
Long-term Loans due within one year	13,523,188	15,870,700
Borrowings secured by related parties
Bank Borrowings
Borrowings from non-banking financial institutions, subtotal	$ 4,781,410

BORROWINGS (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-term
Total	$ 214,562,973	$ 88,249,027
Average interest rate on long-term borrowings (as a percent)	6.68%	6.70%
Future principal repayment on the long-term bank loans
2013	17,481,257
2014	75,732,288
2015	33,232,774
2016 and after	105,597,911
Total	232,044,230
Less: future principal repayment related to long-term loan, current portion	(17,481,257)	(113,998,340)
Total long-term portion	214,562,973	88,249,027
Unsecured
Long-term
Total	142,969,791	4,761,210
Future principal repayment on the long-term bank loans
Total long-term portion	142,969,791	4,761,210
Borrowings secured by land use right and property, plant and equipment
Long-term
Total	71,593,182	83,487,817
Future principal repayment on the long-term bank loans
Total long-term portion	$ 71,593,182	$ 83,487,817

BORROWINGS (Details 4) (USD $)	12 Months Ended							12 Months Ended			0 Months Ended	12 Months Ended							0 Months Ended						12 Months Ended			0 Months Ended				0 Months Ended	12 Months Ended						0 Months Ended					12 Months Ended		0 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Credit facility	Dec. 31, 2012 Credit facility Repayment due in 2013	Dec. 31, 2012 Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility	Dec. 31, 2012 Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Aug. 13, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility	Dec. 31, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility	Dec. 31, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility Repayment due in 2014	Dec. 31, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility Repayment due in 2015	Dec. 31, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility Repayment due in 2016	Dec. 31, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility Repayment due in 2017	Dec. 31, 2012 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility Repayment due in 2011	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility Repayment due in 2012	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility Repayment due in 2013	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility Repayment due in 2014	May 31, 2010 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility item	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility Repayment due in 2013	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility Repayment due in 2014	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility Repayment due in 2015	May 31, 2010 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity First tranche	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity First tranche	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Second tranche	May 31, 2010 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Second tranche	Oct. 29, 2011 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility item	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2013	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2014	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2015	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2016	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2017	Oct. 29, 2011 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 First tranche	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 First tranche	Dec. 31, 2012 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Second tranche	Oct. 29, 2011 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Second tranche	Dec. 31, 2012 Canadian Solar Manufacturing (Changshu) Inc. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility	Dec. 31, 2012 Canadian Solar Manufacturing (Changshu) Inc. Local Chinese commercial banks Loan agreement for the expansion of solar module production lines Credit facility	Nov. 11, 2010 Canadian Solar Manufacturing (Changshu) Inc. Local Chinese commercial banks Loan agreement for the expansion of solar module production lines Credit facility	Nov. 11, 2010 Canadian Solar Manufacturing (Changshu) Inc. Local Chinese commercial banks Loan agreement for the expansion of solar module production lines Credit facility Repayment due in 2012	Nov. 11, 2010 Canadian Solar Manufacturing (Changshu) Inc. Local Chinese commercial banks Loan agreement for the expansion of solar module production lines Credit facility Repayment due in 2013	Nov. 11, 2010 Canadian Solar Manufacturing (Changshu) Inc. Local Chinese commercial banks Loan agreement for the expansion of solar module production lines Credit facility Repayment due in 2014	Jun. 26, 2012 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital Credit facility	Dec. 31, 2012 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital Credit facility Repayment due in 2013	Dec. 31, 2012 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital Credit facility Repayment due in 2014	Dec. 31, 2012 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital Credit facility Repayment due in 2015
Long-term
Maximum borrowing capacity				$ 1,388,843,703							$ 93,298,555							$ 14,318,670					$ 141,261,201					$ 69,333,970			$ 71,927,231	$ 130,458,720							$ 27,046,320			$ 103,412,400			$ 47,728,900				$ 1,921,478
Repayment of credit facility													14,012,841	9,808,989	21,019,262	25,223,113			4,772,880	4,772,880	3,181,927	1,590,960			34,667,091	53,233,522	16,935,768							13,523,188	6,118,823	6,118,823	15,359,128	43,996,408								15,909,603	15,909,603	15,909,604		776,142	776,142	369,194
Outstanding balance of credit facility					706,602,827							70,064,205					4,772,887							104,836,381					34,667,091	70,169,290			85,116,370							13,523,188	71,593,182			13,523,188
Number of tranches																							2									2
Repayment period of the first tranche of credit facility																												1 year											1 year
Floating rate of borrowing (as a percent)																																												95.00%
Basis of interest rate												LIBOR																					Base interest rate published by People's Bank of China											Base interest rate published by People's Bank of China
Reference rate to compute the variable rate (as a percent)												4.90%
Maximum liabilities to assets ratio						90.00%	88.00%																										80.00%										90.00%
Maturity term of credit facility											60 months																																						36 months
Fixed rate (as a percent)																																																	0.90%
Interest expense
Interest capitalized - project assets	4,631,569
Interest capitalized - property, plant, and equipment	670,374	4,099,815	1,686,262
Interest expense	53,304,640	43,843,586	22,164,363					255,502	267,979	296,678
Total interest incurred	$ 58,606,583	$ 47,943,401	$ 23,850,625

SHORT-TERM NOTES PAYABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
SHORT-TERM NOTES PAYABLE
Short-term notes payable	$ 231,135,928	$ 131,568,540

ACCRUED WARRANTY COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCRUED WARRANTY COST
Beginning balance	$ 47,021,352	$ 31,224,906	$ 16,899,522
Warranty provision	12,516,349	18,347,272	14,707,513
Warranty costs incurred	(1,203,277)	(2,550,826)	(382,129)
Ending balance	$ 58,334,424	$ 47,021,352	$ 31,224,906

CONVERTIBLE NOTES (Details) (USD $)	0 Months Ended			12 Months Ended
	Dec. 18, 2012	Jun. 27, 2008	Dec. 11, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONVERTIBLE NOTES
Initial fair value of debt component				$ 214,562,963
Amortization expense of discount on debt				49,699	44,485	39,816
Details of convertible notes
Net carrying amount of the debt component					950,301
2007 Notes
CONVERTIBLE NOTES
Amount of debt to be issued under the subscription agreement			75,000,000
Fixed rate (as a percent)			6.00%
Initial conversion rate (in shares per USD)			0.0506073
Initial conversion price (in dollars per share)			$ 19.76
Repurchase price as a percentage of principal amount of notes				100.00%
Redemption price as a percentage of principal amount of notes				100.00%
Percentage of the conversion price that the closing price of the entity's common stock must exceed in order for the notes to be convertible				130.00%
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be redeemable				20 days
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be redeemable				30 days
Number of consecutive trading days before 30 consecutive trading days during the note measurement period				5 days
Percentage of initial aggregate principal amount of the notes that must be redeemed, converted or repurchased and, in each case, cancelled in order for the notes to be redeemed				95.00%
Initial fair value of debt component				62,686,088
Offering costs incurred for the issuance of the Notes				3,351,634
Initial debt issuance costs				2,801,344
Effective interest rate (as a percent)				11.40%	11.40%	11.40%
Amortization expense of discount on debt				49,699	44,485	39,816
Coupon interest recorded				60,000	60,000	60,000
Initial conversion rate (in shares per USD)		0.0536061
Number of common stock shares issued upon conversion of the Notes		3,966,841
Principal amount of debt instrument converted		74,000,000
Amount of charge to earnings upon induced conversion of the Notes		10,170,118
Gain (loss) on debt extinguishment		2,429,524		0
Unamortized debt discount and debt issuance costs reclassified to common shares		13,766,173
Aggregate principal amount of debt redeemed	1,000,000
Details of convertible notes
Carrying amount of the equity component					156,848
Principal amount of the debt component					1,000,000
Unamortized debt discount					49,699
Net carrying amount of the debt component				$ 0	$ 950,301

RESTRICTED NET ASSETS (Details) (USD $)	Dec. 31, 2012
RESTRICTED NET ASSETS
Minimum percentage of the profit after tax to be appropriated to the general reserve	10.00%
Restricted net assets	$ 359,922,466

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (Loss) before Income Tax
Income (loss) before income taxes	$ (198,619,201)	$ (74,322,271)	$ 67,435,716
Current Tax
Current Tax, net	15,697,682	21,126,626	23,357,912
Deferred Tax
Deferred Tax, net	(21,131,092)	(4,586,686)	(6,603,995)
Total Income Tax (Benefit) Expense
Total Income Tax (Benefit) Expense, net	(5,433,410)	16,539,940	16,753,917
Canada
Income (Loss) before Income Tax
Income (loss) before income taxes	(2,616,980)	(23,378,980)	18,354,204
Current Tax
Current Tax, net	2,447,930	8,047,733	9,563,915
Deferred Tax
Deferred Tax, net	1,713,862	2,577,854	(848,566)
Total Income Tax (Benefit) Expense
Total Income Tax (Benefit) Expense, net	4,161,792	10,625,587	8,715,349
Other
Income (Loss) before Income Tax
Income (loss) before income taxes	203,205,487	(50,984,454)	49,228,109
Current Tax
Current Tax, net	13,249,752	13,078,893	13,793,997
Deferred Tax
Deferred Tax, net	(22,844,954)	(7,164,540)	(5,755,429)
Total Income Tax (Benefit) Expense
Total Income Tax (Benefit) Expense, net	$ (9,595,202)	$ 5,914,353	$ 8,038,568

INCOME TAXES (Details 2)	12 Months Ended																						0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Canada	Dec. 31, 2011 Canada	Dec. 31, 2010 Canada	Dec. 31, 2012 Canada Canadian Solar Solutions Inc.	Dec. 31, 2011 Canada Canadian Solar Solutions Inc.	Dec. 31, 2010 Canada Canadian Solar Solutions Inc.	Dec. 31, 2012 Canada Canadian Solar Manufacturing (Ontario) Inc.	Dec. 31, 2011 Canada Canadian Solar Manufacturing (Ontario) Inc.	Dec. 31, 2012 United States Canadian Solar (USA) Inc.	Dec. 31, 2011 United States Canadian Solar (USA) Inc.	Dec. 31, 2010 United States Canadian Solar (USA) Inc.	Dec. 31, 2012 Japan Canadian Solar Japan K.K.	Dec. 31, 2011 Japan Canadian Solar Japan K.K.	Dec. 31, 2010 Japan Canadian Solar Japan K.K.	Dec. 31, 2012 Germany Canadian Solar EMEA GmbH	Dec. 31, 2011 Germany Canadian Solar EMEA GmbH	Dec. 31, 2010 Germany Canadian Solar EMEA GmbH	Dec. 31, 2012 Hong Kong HKSI	Dec. 31, 2011 Hong Kong HKSI	Jan. 02, 2008 PRC	Dec. 31, 2012 PRC CNY	Dec. 31, 2012 PRC CSI Solartronics (Changshu) Co., Ltd.	Dec. 31, 2012 PRC CSI Solar Technologies Inc.	Dec. 31, 2011 PRC CSI Solar Technologies Inc.	Dec. 31, 2010 PRC CSI Solar Technologies Inc.	Dec. 31, 2014 PRC SZCC	Dec. 31, 2013 PRC SZCC	Dec. 31, 2012 PRC SZCC	Dec. 31, 2011 PRC SZCC	Dec. 31, 2010 PRC SZCC	Dec. 31, 2009 PRC SZCC	Dec. 31, 2012 PRC Canadian Solar Manufacturing (Luoyang) Inc.	Dec. 31, 2011 PRC Canadian Solar Manufacturing (Luoyang) Inc.	Dec. 31, 2010 PRC Canadian Solar Manufacturing (Luoyang) Inc.	Dec. 31, 2009 PRC Canadian Solar Manufacturing (Luoyang) Inc.	Dec. 31, 2012 PRC Canadian Solar Manufacturing (Changshu) Inc.	Dec. 31, 2011 PRC Canadian Solar Manufacturing (Changshu) Inc.	Dec. 31, 2010 PRC Canadian Solar Manufacturing (Changshu) Inc.	Dec. 31, 2012 PRC SZSP
Income Taxes
Federal and provincial income tax rate (as a percent)	27.00%	28.00%	31.00%	26.50%	28.25%	31.00%	26.50%	28.25%	31.00%	25.00%	26.50%
Income tax rate (as a percent)												35.55%	40.03%	39.83%	40.69%	40.69%	40.69%	33.00%	33.00%	33.00%	16.50%	16.50%		25.00%	25.00%	12.50%	12.50%	12.50%	15.00%	15.00%	15.00%	12.50%	12.50%	12.50%	25.00%	12.50%	12.50%	12.50%	25.00%	12.50%	12.50%	25.00%
Current Tax, net	$ 15,697,682	$ 21,126,626	$ 23,357,912
Amount of interest and penalties accrued related to unrecognized tax benefits	3,561,524	2,847,899
Period of statute of limitations																								3 years
Period of statute of limitations under special circumstances																								5 years
Threshold for underpayment of income tax liability that is listed as a special circumstance																								100,000
Period of statute of limitations for transfer pricing related adjustment																								10 years
Transition period of the new EIT Law																							5 years
Changes to the company's liabilities for uncertain tax positions
Beginning balance	9,453,041	9,191,281	8,953,568
Addition for tax positions related to the current year	1,789,167	736,707
Addition for tax positions from prior years			342,617
Reductions for tax positions from prior years/Statute of limitations expirations		(474,947)	(104,904)
Ending balance	$ 11,242,208	$ 9,453,041	$ 9,191,281

INCOME TAXES (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued warranty costs	$ 9,208,666	$ 11,591,771
Bad debt provision	12,113,049	6,231,452
Issuance costs	339,267	1,006,272
Inventory write-down	6,649,004	4,434,180
Depreciation difference of property, plant and equipment	17,920,711	10,826,169
Contingent liabilities	4,508,086
Net operating losses carry-forward	69,189,405	37,960,792
Others	3,158,341	2,694,473
Total deferred tax assets	123,086,529	74,745,109
Valuation allowance	(54,140,359)	(39,745,271)
Total deferred tax assets, net of valuation allowance	68,946,170	34,999,838
Analysis as:
Current	29,863,674	11,773,066
Non-current	39,082,496	23,226,772
Total deferred tax assets, net of valuation allowance	68,946,170	34,999,838
Deferred tax liabilities:
Financial derivatives assets	700,184	340,817
Acquisition of subsidiaries		1,230,740
Depreciation difference of property, plant and equipment	4,644,722
Basis difference relating to SkyPower acquisition	62,572,569
Others	709,052	591,555
Total deferred tax liabilities	68,626,527	2,163,112
Analysis as:
Current	12,474,952	2,163,112
Non-current	56,151,575
Total deferred tax liabilities	68,626,527	2,163,112
Accumulated net operating losses	252,243,949
Accumulated net operating losses subject to expiration between 2015 and 2032	$ 16,516,003

INCOME TAXES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes
Combined federal and provincial income tax rate (as a percent)	27.00%	28.00%	31.00%
Expenses not deductible for tax purpose (as a percent)	(1.00%)	(19.00%)	3.00%
Tax exemption and tax relief granted to the Company (as a percent)		25.00%	(10.00%)
Effect of different tax rate of subsidiary operations in other jurisdiction (as a percent)	(7.00%)	(3.00%)	(3.00%)
Unrecognized tax benefits (as a percent)	(1.00%)	(1.00%)	1.00%
Valuation allowance (as a percent)	(14.00%)	(51.00%)	2.00%
Exchange gain (loss) (as a percent)	(1.00%)	(1.00%)	1.00%
Actual income tax rate (as a percent)	3.00%	(22.00%)	25.00%
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect (in dollars)		$ 18,162,641	$ 6,781,702
Additional disclosure
Withholding income tax rate on dividends distributed by foreign invested enterprises (as a percent)	10.00%
Undistributed earnings of subsidiaries and affiliates considered to be permanently reinvested	116,330,000
Provision for withholding income tax on dividend	$ 0
Tax Holidays Effect | Earnings Per Share, Basic
Aggregate amount and per share effect of the tax holiday
Per share effect-basic and diluted (in dollars per share)		$ 0.42	$ 0.16
Tax Holidays Effect | Earnings, Per Share, Diluted
Aggregate amount and per share effect of the tax holiday
Per share effect-basic and diluted (in dollars per share)		$ 0.42	$ 0.16

EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of basic and diluted gain (loss) per share
Net income (loss) attributable to Canadian Solar Inc.-basic and diluted (in dollars)	$ (195,468,691)	$ (90,804,200)	$ 50,568,919
Weighted average number of common shares-basic	43,190,778	43,076,489	42,839,356
Diluted share number from share options and restricted shares			838,852
Weighted average number of common shares-diluted	43,190,778	43,076,489	43,678,208
Basic earnings (loss) per share (in dollars per share)	$ (4.53)	$ (2.11)	$ 1.18
Diluted earnings (loss) per share (in dollars per share)	$ (4.53)	$ (2.11)	$ 1.16
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total	8,558,110	1,921,754	477,323
Convertible notes
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total		50,607	50,607
Share options ,restricted shares and restricted share units
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total	4,288,008	1,871,147	426,716
Warrant
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total	4,273,102

RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended			12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Credit facility USD ($)	Dec. 31, 2012 Gaochuangte USD ($)	Dec. 31, 2012 Gaochuangte CNY	Dec. 31, 2011 Gaochuangte USD ($)	Dec. 31, 2011 Gaochuangte CNY	Dec. 31, 2012 Dr. Shawn Qu USD ($)	Dec. 31, 2011 Dr. Shawn Qu USD ($)	Dec. 31, 2012 Dr. Shawn Qu Credit facility Chinese Commercial Banks USD ($)	Dec. 31, 2012 Dr. Shawn Qu Credit facility Chinese Commercial Banks CNY	Dec. 31, 2011 Dr. Shawn Qu Credit facility Chinese Commercial Banks USD ($)	Dec. 31, 2011 Dr. Shawn Qu Credit facility Chinese Commercial Banks CNY
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party	$ 9,977,177	$ 19,835,942		$ 9,977,177		$ 19,835,942
Percentage of ownership interest				40.00%	40.00%	40.00%	40.00%
Amount due to related party	5,036,642	3,007,809		4,753,450		2,725,311		283,191	282,498
Maturity term of credit facility										1 year	1 year	1 year	1 year
Maximum borrowing capacity			1,388,843,703								1,001,000,000		1,520,000,000
Amounts drawn down										66,349,563		33,328,470
Revenue from sale of solar modules	10,513,212	19,674,164		10,513,212	66,520,343	19,674,164	125,948,865
Amount paid for solar project construction services				$ 2,066,288	12,987,653	$ 2,609,798	16,444,130

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating lease commitments
Rental expenses	$ 8,618,436	$ 5,444,078	$ 2,916,591
Future minimum lease payments under non-cancelable operating lease agreements
2013	4,691,218
2014	2,875,459
2015	1,729,320
2016	1,356,324
Thereafter	4,912,165
Total	15,564,486
Property, plant and equipment purchase commitments
Short-term commitments for the purchase of property, plant and equipment	3,205,562
Supply purchase commitments
Total purchases under the long-term agreements	143,109,363	190,901,780	78,567,563
Future minimum obligation using market prices under all supply agreements
2013	247,700,752
2014	247,700,752
2015	341,037,267
Total	$ 836,438,771
Minimum
Operating lease commitments
Remaining lease terms	1 month
Maximum
Operating lease commitments
Remaining lease terms	104 months

COMMITMENTS AND CONTINGENCIES (Details 2)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Net revenue Geographic concentration America	Dec. 31, 2012 Net revenue Geographic concentration Europe	Jun. 02, 2010 Class Action Lawsuits Filed in New York item	Dec. 31, 2012 Countervailing and anti-dumping duties	Dec. 31, 2011 Purchase commitment Deutsche Solar AG EUR (€)	Dec. 31, 2012 Purchase commitment Deutsche Solar AG USD ($)	Dec. 31, 2011 Purchase commitment Deutsche Solar AG USD ($)	Dec. 31, 2010 Purchase commitment Deutsche Solar AG USD ($)	Dec. 31, 2007 Purchase commitment Deutsche Solar AG	Dec. 31, 2012 Purchase commitment LDK USD ($)	Oct. 31, 2010 Purchase commitment LDK USD ($)	Oct. 31, 2010 Purchase commitment LDK CNY	Apr. 30, 2010 Purchase commitment LDK item	Dec. 31, 2011 Purchase commitment LDK USD ($)	Jul. 31, 2010 Purchase commitment LDK USD ($)
Contingencies
Period of supply agreement											12 years
Amount not accrued due to take-or-pay provision of agreement which are void under the German law										$ 21,143,853
Amount of loss on firm purchase commitments recorded									10,610,419	1,562,002
Amount of damages that plaintiff can claim							148,600,000
Reclassification of provision for accrued losses on firm purchase commitments reserve to loss contingency accrual									27,862,017
Amount of bad debts allowance against the balance of advance payments									17,408,593			9,538,172				9,517,110
Loss contingency accruals	28,461,085	27,862,017							27,862,017
Number of long-term supply purchase agreements terminated by the Company															2
Refund amount of advances asked by the Company under arbitration request																	9,517,110
Forfeiture of advance claimed by counterparty													9,517,110
Compensation claimed by counterparty for losses due to the alleged breach of the agreements													59,832,722	377,000,000
Penalty claimed by counterparty													2,412,354	15,200,000
Arbitration expenses claimed by counterparty													745,925	4,700,000
Non-cash provision related to arbitration decision												$ 30,300,000
Number of lawsuits filed					6
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)						13.94%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)						15.24%
Net revenue (as a percent)			19.60%	50.10%

SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 1,294,829,413	$ 1,898,922,106	$ 1,495,509,056
Europe
Revenues generated by geographic location of customers' headquarter
Total net revenues	656,459,728	1,233,200,690	1,193,448,513
Germany
Revenues generated by geographic location of customers' headquarter
Total net revenues	422,038,906	795,265,303	623,375,655
Spain
Revenues generated by geographic location of customers' headquarter
Total net revenues	71,982,482	203,266,238	251,777,174
Czech
Revenues generated by geographic location of customers' headquarter
Total net revenues	8,059,076	8,421,667	102,194,745
Italy
Revenues generated by geographic location of customers' headquarter
Total net revenues	26,275,635	126,607,507	185,170,195
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	128,103,629	99,639,975	30,930,744
America
Revenues generated by geographic location of customers' headquarter
Total net revenues	342,252,612	334,918,706	115,694,112
United States
Revenues generated by geographic location of customers' headquarter
Total net revenues	254,096,258	192,380,838	92,707,388
Canada
Revenues generated by geographic location of customers' headquarter
Total net revenues	86,327,618	142,537,868	22,986,724
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,828,736
Asia and other regions
Revenues generated by geographic location of customers' headquarter
Total net revenues	296,117,073	330,802,710	186,366,431
China
Revenues generated by geographic location of customers' headquarter
Total net revenues	89,120,632	128,856,693	45,482,615
India
Revenues generated by geographic location of customers' headquarter
Total net revenues	22,523,243	59,809,538
Japan
Revenues generated by geographic location of customers' headquarter
Total net revenues	120,248,386	97,550,677	32,667,658
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 64,224,812	$ 44,585,802	$ 108,216,158

SEGMENT INFORMATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues generated from each product
Total net revenues	$ 1,294,829,413	$ 1,898,922,106	$ 1,495,509,056
Modules
Revenues generated from each product
Total net revenues	1,132,767,404	1,683,121,020	1,400,939,585
Solar system kits
Revenues generated from each product
Total net revenues	92,624,999	95,787,118	78,028,704
EPC service
Revenues generated from each product
Total net revenues	658,927	110,992,742
Solar power projects
Revenues generated from each product
Total net revenues	55,050,856
Others
Revenues generated from each product
Total net revenues	$ 13,727,227	$ 9,021,226	$ 16,540,767

MAJOR CUSTOMERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major Customers
Number of customers with the largest receivable balances	3
Net revenue | Customer concentration risk | Company A
Major Customers
Total net revenues	$ 45,987,216	$ 95,557,467	$ 164,522,394
Accounts receivable | Accounts receivable balances | Customer one
Major Customers
Concentration risk (as a percent)	10.00%	10.00%
Accounts receivable | Accounts receivable balances | Customer two
Major Customers
Concentration risk (as a percent)	8.00%	8.00%
Accounts receivable | Accounts receivable balances | Customer three
Major Customers
Concentration risk (as a percent)	8.00%	6.00%

EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFIT PLANS
Employer's contribution (as a percent)	20.00%
Defined contributions schemes expense	$ 5,880,203	$ 3,825,278	$ 2,116,173
Percentage of applicable salaries contributed by the employer for medical insurance benefits	10.00%
Percentage of applicable salaries contributed by the employer for unemployment benefits	2.00%
Percentage of applicable salaries contributed by the employer for other statutory benefits	2.00%
Amount of contribution by the employer for medical insurance benefits, housing funds, unemployment and other statutory benefits	$ 6,012,889	$ 4,067,355	$ 1,979,476

SHARE OPTIONS (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	May 30, 2006	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2010 Options	Dec. 31, 2011 Options Minimum	Dec. 31, 2010 Options Minimum	Dec. 31, 2011 Options Maximum	Dec. 31, 2010 Options Maximum
SHARE OPTIONS
Maximum aggregate number of shares to be issued	2,330,000
Annual percentage increase in authorized shares for awards other than incentive option shares	1.00%
Annual percentage increase in authorized shares on the first day of each of 2007, 2008 and 2009 prior to the year of amendment for awards other than incentive option shares		1.00%
Annual percentage increase in authorized shares on the first day of each calendar year from the year of amendment for awards other than incentive option shares		2.50%
Expiry term of share options			10 years
Number of shares to be granted after expiration			0
Share Options
Total unrecognized compensation expense related to share-based compensation awards				$ 5,349,957
Weighted-average period of recognition of compensation expense				2 years 1 month 6 days
Recognized compensation expense				3,433,077	3,382,786	3,641,260
Income tax benefit for share-based compensation				0	0	0
Assumptions used to estimate the fair value of stock options granted
Risk free rate (as a percent)				3.15%
Risk free rate (as a percent)					2.76%	4.25%
Risk free rate (as a percent)					3.46%	4.75%
Volatility ratio (as a percent)				78.79%
Volatility ratio (as a percent)					77.00%	80.00%
Volatility ratio (as a percent)					79.00%	84.00%
Annual exit rate (as a percent)				3.49%			3.07%	2.89%	4.37%	3.36%
Exercise multiple				4.4		5	4.4		4.7
Number of Options
Options outstanding at the beginning of the period (in shares)				2,832,550
Granted (in shares)				69,900
Exercised (in shares)				(64,852)
Forfeited (in shares)				(231,771)
Options outstanding at the end of the period (in shares)				2,605,827	2,832,550
Options vested or expected to vest at the end of the period (in shares)				2,471,787
Options exercisable at the end of the period (in shares)				1,734,792
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)				$ 10.59
Granted (in dollars per share)				$ 3.03
Exercised (in dollars per share)				$ 2.45
Forfeited (in dollars per share)				$ 14.33
Options outstanding at the end of the period (in dollars per share)				$ 10.25	$ 10.59
Options vested or expected to vest at the end of the period (in dollars per share)				$ 10.26
Options exercisable at the end of the period (in dollars per share)				$ 10.43
Weighted Average Remaining Contract Terms
Options outstanding at the end of the period				7 years
Options vested or expected to vest at the end of the period				7 years
Options exercisable at the end of the period				6 years
Aggregate Intrinsic Value
Options outstanding at the end of the period				434,885
Options vested or expected to vest at the end of the period				432,131
Options exercisable at the end of the period				410,577
Weighted average grant-date fair value of options granted (in dollars per share)				$ 2.22	$ 6.5	$ 9.62
Total intrinsic value of options exercised				$ 38,958	$ 1,760,500	$ 1,786,605

SHARE OPTIONS (Details 2) (USD $)	1 Months Ended		12 Months Ended
	Jul. 31, 2006	May 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted shares
Share Options
Shares granted to employees	116,500	333,190
Total unrecognized share-based compensation costs	$ 7,100,000		$ 0
Total recognized compensation cost					235,411
Number of Shares
Granted (in shares)	116,500	333,190
Weighted Average Grant-Date Fair Value
Total fair value of shares vested					382,994
Restricted shares | Minimum
Share Options
Vesting period			1 year
Restricted shares | Maximum
Share Options
Vesting period			4 years
RSU
Share Options
Shares granted to employees			1,400,237	518,181
Total unrecognized share-based compensation costs			6,121,559	4,600,000
Total recognized compensation cost			1,752,165
Weighted-average period of recognition of compensation expense			3 years 1 month 6 days
Number of Shares
Unvested at the beginning of the period (in shares)			499,540
Granted (in shares)			1,400,237	518,181
Vested (in shares)			(131,069)
Forfeited (in shares)			(98,177)
Unvested at the end of the period (in shares)			1,670,531	499,540
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)			$ 9.16
Granted (in dollars per share)			$ 3.32
Vested (in dollars per share)			$ 9.23
Forfeited (in dollars per share)			$ 6.84
Unvested at the end of the period (in dollars per share)			$ 4.4	$ 9.16
Total fair value of shares vested			$ 1,007,340
RSU | Minimum
Share Options
Vesting period			1 year
RSU | Maximum
Share Options
Vesting period			4 years

INVESTMENT LOSS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Investment income (loss)
Impairment of long-term investment	$ (1,081,700)	$ (3,000,000)
Nernst New Energy (Suzhou) Co., Ltd.
Investment Income (Loss)
Ownership percentage held by the entity	50.00%

SUBSEQUENT EVENTS (Details) (Subsequent event, USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Short term bank loan agreements entered into between January 1, 2013 to March 31, 2013
SUBSEQUENT EVENTS
Borrowings on new debt instruments	$ 304.6
Borrowings renewed	108.6
Short term bank loan due dates before December 31, 2013
SUBSEQUENT EVENTS
Borrowings on new debt instruments	145.2
Short term bank loan due dates beyond December 31, 2013
SUBSEQUENT EVENTS
Borrowings on new debt instruments	$ 159.4

Appendix 1 - Major Subsidiaries of CSI (Details)	12 Months Ended
Dec. 31, 2012
CSI Solartronics (Changshu) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Technologies Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Manufacture Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Luoyang) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Changshu) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Cells Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (USA) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Project Consulting GmbH
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	70.00%
Canadian Solar Japan K.K.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	90.67%
Canadian Solar Solutions Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Power (China) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar EMEA GmbH
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Ontario) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (Australia) Pty., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar International Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar O&M (Ontario) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI-Cenergy Holdings, LLC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	62.50%
CSI Project Holdco, LLC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Suzhou Sanysolar Materials Technology Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	80.00%
Canadian Solar South East Asia Pte., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Project Holdco, LLC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Suzhou) Inc
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	61.00%
Canadian Solar South Africa Pty., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Brasil Servicos De Consultoria EM Energia Solar Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Middle East Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%

Financial Statements Schedule I (Details) (USD $)	12 Months Ended
Dec. 31, 2012
FINANCIAL STATEMENTS SCHEDULE I
Restricted net assets of the entity's consolidated and unconsolidated subsidiaries not available for distribution	$ 359,922,466
Threshold percentage of restricted net assets of the entity's consolidated and unconsolidated subsidiaries	25.00%

Financial Statements Schedule I (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 141,968,182	$ 343,994,679	$ 288,651,701	$ 160,110,887
Restricted cash	422,356,794	178,270,427
Accounts receivable, net of allowance for doubtful accounts of $871,385 and $8,946,661 at December 31, 2011 and 2012, respectively	254,906,498	292,176,439
Inventories	274,455,798	296,568,127
Amount due from a related party	9,977,177	19,835,942
Deferred tax assets	29,863,674	11,773,066
Prepaid expenses and other current assets	108,041,633	45,217,918
Total current assets	1,442,204,127	1,295,577,542
Deferred tax assets	39,082,496	23,226,772
Other non-current assets	39,510,967	15,083,077
TOTAL ASSETS	2,259,313,081	1,879,808,737
Current liabilities:
Short-term borrowings	858,926,732	743,687,062
Accounts payable	230,495,398	174,429,071
Amounts due to related parties	5,036,642	3,007,809
Other current liabilities	90,847,957	33,863,320
Total current liabilities	1,540,249,730	1,236,447,408
Accrued warranty costs	58,334,424	47,021,352	31,224,906	16,899,522
Convertible notes		950,301
Long-term borrowings	214,562,973	88,249,027
Liability for uncertain tax positions	14,803,732	12,300,940
TOTAL LIABILITIES	1,912,563,519	1,412,831,045
Equity:
Common shares-no par value: unlimited authorized shares, 43,155,767 and 43,242,426 shares issued and outstanding at December 31, 2011 and 2012, respectively	502,561,705	502,402,939
Additional paid-in capital	(38,296,275)	(53,331,445)
Accumulated deficit	(224,162,124)	(28,693,433)
Accumulated other comprehensive income	50,795,529	45,555,710
Total Canadian Solar Inc. shareholders' equity	290,898,835	465,933,771
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	2,259,313,081	1,879,808,737
Parent Company
Current assets:
Cash and cash equivalents	11,247,306	7,924,686	17,834,643	49,935,750
Restricted cash		5,731,365
Accounts receivable, net of allowance for doubtful accounts of $871,385 and $8,946,661 at December 31, 2011 and 2012, respectively	2,567,756	9,325,500
Inventories	2,984,075	12,824,582
Amount due from a related party	214,254,589	85,731,327
Deferred tax assets		1,279,033
Prepaid expenses and other current assets	10,552,409	3,011,995
Total current assets	241,606,135	125,828,488
Investments in subsidiaries	209,194,706	399,437,561
Deferred tax assets	5,269,609	9,708,590
Amount due from related parties	150,000,000	150,000,000
Other non-current assets	35,356,421	14,972,773
TOTAL ASSETS	641,426,871	699,947,412
Current liabilities:
Short-term borrowings	68,000,000
Accounts payable	4,104	4,025
Amounts due to related parties	159,471,359	177,769,708
Other current liabilities	6,616,028	11,323,481
Total current liabilities	234,091,491	189,097,214
Accrued warranty costs	32,833,031	32,401,893
Convertible notes		950,301
Long-term borrowings	70,063,488
Liability for uncertain tax positions	13,540,026	11,564,233
TOTAL LIABILITIES	350,528,036	234,013,641
Equity:
Common shares-no par value: unlimited authorized shares, 43,155,767 and 43,242,426 shares issued and outstanding at December 31, 2011 and 2012, respectively	502,561,705	502,402,939
Additional paid-in capital	(38,296,275)	(53,331,445)
Accumulated deficit	(224,162,124)	(28,693,433)
Accumulated other comprehensive income	50,795,529	45,555,710
Total Canadian Solar Inc. shareholders' equity	290,898,835	465,933,771
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	$ 641,426,871	$ 699,947,412

Financial Statements Schedule I (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets
Accounts receivable trade, allowance	$ 47,582,216	$ 9,505,481
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued	43,242,426	43,155,767
Common shares, shares outstanding	43,242,426	43,155,767
Parent Company
Balance Sheets
Accounts receivable trade, allowance	$ 8,946,661	$ 871,385
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued	43,242,426	43,155,767
Common shares, shares outstanding	43,242,426	43,155,767

Financial Statements Schedule I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Operations
Net revenues	$ 1,294,829,413	$ 1,898,922,106	$ 1,495,509,056
Cost of revenues	1,204,467,983	1,716,640,492	1,266,737,444
Gross profit	90,361,430	182,281,614	228,771,612
Operating expenses:
Selling expenses	91,052,729	69,341,229	47,109,261
General and administrative expenses	128,826,340	86,268,786	54,519,646
Research and development expenses	12,998,122	19,838,547	6,843,216
Total operating expenses	232,877,191	175,448,562	108,472,123
Profit from operations	(142,515,761)	6,833,052	120,299,489
Other income (expenses):
Interest expense	(53,304,640)	(43,843,586)	(22,164,363)
Interest income	13,359,962	8,446,647	6,935,560
Investment loss	(1,081,700)		(3,000,000)
Foreign exchange gain (loss)	(10,707,889)	(40,007,403)	(36,291,898)
Income (loss) before income taxes	(198,619,201)	(74,322,271)	67,435,716
Income tax expense	(5,433,410)	16,539,940	16,753,917
Net income (loss) attributable to Canadian Solar Inc.	(195,468,691)	(90,804,200)	50,568,919
Parent Company
Statements of Operations
Net revenues	111,414,327	829,016,524	1,248,400,119
Cost of revenues	80,190,744	792,643,306	1,201,713,356
Gross profit	31,223,583	36,373,218	46,686,763
Operating expenses:
Selling expenses	3,649,131	10,411,256	10,057,347
General and administrative expenses	11,955,578	13,461,891	13,355,609
Research and development expenses	764,145	1,255,945	792,509
Total operating expenses	16,368,854	25,129,092	24,205,465
Profit from operations	14,854,729	11,244,126	22,481,298
Other income (expenses):
Interest expense	(255,502)	(267,979)	(296,678)
Interest income	1,559,207	474,886	933,372
Investment loss			(3,000,000)
Foreign exchange gain (loss)	(622,816)	3,261,933	830,602
Income (loss) before income taxes	15,535,618	14,712,966	20,948,594
Income tax expense	7,441,590	6,742,827	9,956,513
Equity in earnings(loss) of subsidiaries	(203,562,719)	(98,774,339)	39,576,838
Net income (loss) attributable to Canadian Solar Inc.	$ (195,468,691)	$ (90,804,200)	$ 50,568,919

Financial Statements Schedule I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of comprehensive income (loss)
Net income (loss)	$ (195,155,097)	$ (90,903,374)	$ 50,828,396
Other comprehensive income:
Foreign currency translation adjustment	5,505,067	17,111,083	13,309,318
Comprehensive income (loss) attributable to Canadian Solar Inc.	(190,228,872)	(73,710,434)	63,909,464
Parent Company
Statements of comprehensive income (loss)
Net income (loss)	(195,468,691)	(90,804,200)	50,568,919
Other comprehensive income:
Foreign currency translation adjustment	5,239,819	17,093,766	13,340,545
Comprehensive income (loss) attributable to Canadian Solar Inc.	$ (190,228,872)	$ (73,710,434)	$ 63,909,464

Financial Statements Schedule I (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (195,155,097)	$ (90,903,374)	$ 50,828,396
Depreciation and amortization	81,398,470	56,117,280	31,266,181
Allowance for doubtful debts	43,611,217	23,156,857	3,046,100
Investment loss	1,081,700		3,000,000
Amortization of discount on debt	49,699	44,485	39,816
Share-based compensation	5,185,242	4,060,838	3,876,671
Changes in operating assets and liabilities:
Inventories	3,960,749	(28,798,943)	(103,637,355)
Accounts receivable	(6,983,739)	(103,748,565)	(5,704,039)
Amount due from related parties	9,904,520	(18,135,684)	(1,347,828)
Advances to suppliers	(17,898,461)	13,458,006	2,227,991
Other non-current assets	(24,406,669)	(9,257,048)	(5,826,029)
Accounts payable	56,238,301	52,435,834	18,096,208
Advances from customers	(46,127,125)	56,706,824	5,120,313
Amounts due to related parties	2,015,133	484,649	2,163,515
Accrued warranty costs	11,334,395	15,737,987	14,259,880
Other current liabilities	59,188,516	(744,073)	18,875,491
Liability for uncertain tax positions	2,502,791	840,611	755,414
Deferred taxes		(4,632,976)	(5,179,877)
Net cash provided by (used in) operating activities	(147,758,937)	60,124,114	(58,487,119)
Investing activities:
Decrease (increase) in restricted cash	(243,137,142)	23,614,897	(987,019)
Investment in subsidiaries	(3,428,751)	(5,667,627)	(1,503,531)
Purchase of property, plant and equipment	(60,481,021)	(205,419,189)	(134,314,791)
Net cash used in investing activities	(306,491,439)	(193,576,742)	(133,988,954)
Financing activities:
Proceeds from short-term borrowings	791,596,176	1,808,463,199	917,514,400
Proceeds from long-term borrowings	143,965,319	89,023,852	89,659,607
Proceeds from issuance of warrants	2,500,000
Proceeds from exercise of stock options	158,766	1,256,948	823,560
Net cash provided by financing activities	249,575,744	177,748,225	312,629,005
Effect of exchange rate changes	2,648,135	11,047,381	8,387,882
Net increase (decrease) in cash and cash equivalents	(202,026,497)	55,342,978	128,540,814
Cash and cash equivalents at the beginning of the year	343,994,679	288,651,701	160,110,887
Cash and cash equivalents at the end of the year	141,968,182	343,994,679	288,651,701
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	57,914,890	46,345,299	21,211,228
Income taxes paid	9,698,512	30,929,617	13,635,216
Parent Company
Operating activities:
Net income (loss)	(195,468,691)	(90,804,200)	50,568,919
Depreciation and amortization	6,950	5,864	5,888
Allowance for doubtful debts	8,369,187	5,829,275	(7,327,386)
Investment loss			3,000,000
Amortization of discount on debt	49,699	44,485	39,816
Equity in earnings (loss) of subsidiaries	203,562,719	98,774,339	(39,576,838)
Share-based compensation	5,185,242	4,060,838	3,876,671
Changes in operating assets and liabilities:
Inventories	9,840,507	17,598,617	2,140,423
Accounts receivable	(1,317,532)	99,826,223	37,753,416
Amount due from related parties	(121,173,334)	(126,832,013)	(16,299,621)
Advances to suppliers	(293,911)	11,973,762	2,752,935
Other current assets	(7,540,414)	6,399,566	(4,195,539)
Other non-current assets	(20,387,009)	(9,177,091)	(5,786,798)
Accounts payable	79	(10,083,933)	3,937,109
Advances from customers	(452,417)	(216,370)	130,350
Amounts due to related parties	(18,298,349)	17,530,108	(23,827,298)
Accrued warranty costs	431,138	5,416,935	11,874,837
Other current liabilities	(4,255,036)	(9,034,605)	10,848,840
Liability for uncertain tax positions	1,975,793	103,902	755,415
Deferred taxes	5,718,014	384,345	392,598
Net cash provided by (used in) operating activities	(134,047,365)	21,800,047	31,063,737
Investing activities:
Decrease (increase) in restricted cash	5,731,365	25,894,969	(31,476,334)
Investment in subsidiaries	(13,319,864)	(75,955,691)	(45,851,545)
Purchase of property, plant and equipment	(3,589)		(1,172)
Net cash used in investing activities	(7,592,088)	(50,060,722)	(77,329,051)
Financing activities:
Proceeds from short-term borrowings	68,000,000
Proceeds from long-term borrowings	70,063,488
Payment for repurchase of convertible notes	(1,000,000)
Proceeds from issuance of warrants	2,500,000
Proceeds from exercise of stock options	158,766	1,256,948	823,560
Net cash provided by financing activities	139,722,254	1,256,948	823,560
Effect of exchange rate changes	5,239,819	17,093,770	13,340,647
Net increase (decrease) in cash and cash equivalents	3,322,620	(9,909,957)	(32,101,107)
Cash and cash equivalents at the beginning of the year	7,924,686	17,834,643	49,935,750
Cash and cash equivalents at the end of the year	11,247,306	7,924,686	17,834,643
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	255,502	223,495	296,678
Income taxes paid	$ 290,813	$ 13,575,821	$ 5,204,641